File Nos.  33-91362
                                                                     811-9026
=============================================================================
                      SECURITIES  AND  EXCHANGE  COMMISSION

                            Washington, D.C.  20549

                                   FORM N-4

REGISTRATION  STATEMENT  UNDER  THE SECURITIES ACT OF 1933                 [ ]
   Pre-Effective  Amendment  No.  ___                                      [ ]
   Post-Effective  Amendment  No.  _6_                                     [X]

REGISTRATION  STATEMENT  UNDER  THE INVESTMENT COMPANY ACT OF 1940         [ ]
   Amendment  No.  _13_                                                    [X]

                        (Check appropriate box or boxes.)

     United Life & Annuity Separate Account One
     _____________________________________
     (Exact  Name  of  Registrant)

     United Life & Annuity Insurance Company
     _______________________________________
     (Name  of  Depositor)

     717 North Harwood Street, Dallas, TX                           75201
     ____________________________________________________________   __________
     (Address of Depositor's Principal Executive Offices)           (Zip Code)

Depositor's  Telephone  Number,  including  Area  Code  (800)  825-7568

     Name  and  Address  of  Agent  for  Service
     _____________________________________
          Joel S. Kaplan
          United  Life  &  Annuity  Insurance  Company
          717 North Harwood Street
          Dallas, TX 75201

     Copies  to:
          Judith  A.  Hasenauer
          Blazzard,  Grodd  &  Hasenauer,  P.C.
          P.O.  Box  5108
          Westport,  CT    06881
          (203)  226-7866

It  is  proposed  that  this  filing  will  become  effective:

__X__  immediately  upon  filing  pursuant  to  paragraph  (b)  of  Rule  485
_____  on (date) pursuant  to  paragraph  (b)of  Rule  485
_____  60  days  after  filing  pursuant  to  paragraph  (a)(1)  of  Rule  485
_____  on  (date)  pursuant  to  paragraph  (a)(1)  of  Rule  485

If  appropriate, check  the  following  box:

_____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Registered:

    Individual and Group Variable Annuity Contracts and Certificates



                             CROSS REFERENCE SHEET
                            (Required  by  Rule  495)

Item No.                                                 Location
--------                                                 -----------------------

          PART A

Item 1.   Cover Page                                     Cover Page

Item 2.   Definitions                                    Glossary of Terms

Item 3.   Synopsis                                       Summary

Item 4.   Condensed Financial Information                Appendix A - Condensed
                                                         Financial Information

Item 5.   General Description of Registrant, Depositor,
          and Portfolio Companies                        ULA; Investment
                                                         Options

Item 6.   Deductions and Expenses                        Expenses

Item 7.   General Description of Variable Annuity
          Contracts                                      The SpectraDirect
                                                         Fixed and Variable Annuity Contracts

Item 8.   Annuity Period                                 Annuity Provisions

Item 9.   Death Benefit                                  Death Benefit

Item 10.  Purchases and Contract Value                   How to Purchase A
                                                         Contract

Item 11.  Redemptions                                    Withdrawals

Item 12.  Taxes                                          Taxes

Item 13.  Legal Proceedings.                             Not Applicable

Item 14.  Table of Contents of the Statement of
          Additional Information                         Table of Contents of
                                                         the Statement of
                                                         Additional Information




                        CROSS REFERENCE SHEET (CONT'D)
                            (Required by Rule 495)

Item No.                                        Location
--------                                        --------------------

          PART B

Item 15.  Cover Page                            Cover Page

Item 16.  Table of Contents.                    Table of Contents

Item 17.  General Information and History       The Company

Item 18.  Services                              Not Applicable

Item 19.  Purchase of Securities Being Offered  Not Applicable

Item 20.  Underwriters                          Distributor

Item 21.  Calculation of Performance Data       Performance
                                                Information

Item 22.  Annuity Payments.                     Annuity Provisions

Item 23.  Financial Statements                  Financial Statements



                                     PART C

Information required to be included in Part C is set forth under the appropriate Item so numbered, in Part C to this Registration Statement.



                                     PART A

              THE SPECTRADIRECT FIXED AND VARIABLE ANNUITY CONTRACT
                                   issued by

                   UNITED LIFE & ANNUITY SEPARATE ACCOUNT ONE

                                       and

                     UNITED LIFE & ANNUITY INSURANCE COMPANY

                                   APRIL 30, 1999

     This prospectus describes the SpectraDirect Fixed and Variable Annuity Contract offered by United Life & Annuity Insurance Company (ULA, us or we).

     The annuity has 35 investment options -- the Portfolios listed below, a one year Fixed Account option of ULA and the Interest Adjustment Account.


AIM VARIABLE INSURANCE FUNDS, INC.          MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.
AIM V.I. Capital Appreciation Fund          Emerging Markets Debt Portfolio
AIM V.I. Diversified Income Fund            Equity Growth Portfolio
AIM V.I. Growth Fund                        Global Equity Portfolio
AIM V.I. Growth and Income Fund             High-Yield Portfolio
AIM V.I. International Equity Fund          Value Portfolio
THE ALGER AMERICAN FUND                     NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Alger American Growth Portfolio             AMT Guardian Portfolio
DREYFUS STOCK INDEX FUND                    AMT Limited Maturity Bond Portfolio
DREYFUS VARIABLE INVESTMENT FUND            AMT Mid-Cap Growth Portfolio
Growth and Income Portfolio                 AMT Partners Portfolio
FEDERATED INSURANCE SERIES                  SCUDDER VARIABLE LIFE INVESTMENT FUND
Federated American Leaders Fund II          Money Market Portfolio
Federated High Income Bond Fund II          International Portfolio, Class A
Federated Prime Money Fund II               VAN ECK WORLDWIDE INSURANCE TRUST
Federated Utility Fund II                   Worldwide Hard Assets Fund
Federated Fund for U.S. Government          WARBURG PINCUS TRUST
   Securities II                            International Equity Portfolio
MFS(R) VARIABLE INSURANCE TRUST(SM)         Post-Venture Capital Portfolio
MFS Emerging Growth Series                  WARBURG PINCUS TRUST II
MFS Growth With Income Series               Fixed Income Portfolio
MFS Research Series
MFS Total Return Series
MFS Utilities Series

     Please read this prospectus before investing and keep it for future reference. It contains important information about the SpectraDirect Fixed and Variable Annuity Contract.

     To learn more about the annuity offered by this prospectus, you can obtain a copy of the Statement of Additional Information (SAI) dated April 30, 1999. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The Table of Contents of the SAI is found on the last page of this prospectus. For a free copy of the SAI, call us at (800) 825-7568 or write us at: 851 SW Sixth Avenue, Suite 800, Portland, OR 97204-1346. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC.

Inquiries. If you have any questions about your Contract or need more information, please contact us at: United Life & Annuity Insurance Company, Variable Annuity Service Center, 851 SW Sixth Avenue, Suite 800, Portland, Oregon 97204-1346.

The Contracts:


* are not bank deposits
* are not federally insured
* are not endorsed by any bank or government agency
* are not guaranteed and may be subject to loss of principal

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.


                               TABLE OF CONTENTS

                                                              PAGE
                                                              ----
GLOSSARY OF TERMS...........................................
SUMMARY.....................................................
FEE TABLE...................................................
THE SPECTRADIRECT FIXED AND VARIABLE ANNUITY CONTRACT.......
  Owner.....................................................
  Joint Owner...............................................
  Annuitant.................................................
  Beneficiary...............................................
  Assignment................................................
ANNUITY PAYMENTS (THE INCOME PHASE).........................
  Annuity Options...........................................
HOW TO PURCHASE A CONTRACT..................................
  Purchase Payments.........................................
  Allocation of Purchase Payments...........................
  Right to Examine Contract.................................
  Accumulation Units........................................
INVESTMENT OPTIONS..........................................
  Voting Rights.............................................
  Substitution..............................................
  Transfers.................................................
  Dollar Cost Averaging Program.............................
  Rebalancing Program.......................................
  Asset Allocation Programs.................................
PERFORMANCE.................................................
EXPENSES....................................................
  Insurance Charges.........................................
    Mortality and Expense Risk Charge.......................
    Administrative Charge...................................
  Contract Maintenance Charge...............................
  Contingent Deferred Sales Charge..........................
  Reduction or Elimination of the Contingent Deferred Sales
    Charge..................................................
  Transfer Fee..............................................
  Premium Taxes.............................................
  Income Taxes..............................................
  Portfolio Expenses........................................
TAXES.......................................................
  Annuity Contracts in General..............................
  Qualified and Non-Qualified Contracts.....................
  Withdrawals -- Non-Qualified Contracts....................
  Withdrawals -- Qualified Contracts........................
  Withdrawals -- Tax-Sheltered Annuities....................
  Diversification...........................................
WITHDRAWALS.................................................
  Systematic Withdrawal Program.............................
  Suspension of Payments or Transfers.......................
DEATH BENEFIT...............................................
  Upon Your Death...........................................
  Death Benefit.............................................
  Death of Annuitant........................................
OTHER INFORMATION...........................................
  ULA.......................................................
  Year 2000 Matters.........................................
  The Separate Account......................................
  Distribution..............................................
  Financial Statements......................................
APPENDIX A..................................................
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL
  INFORMATION...............................................



                                GLOSSARY OF TERMS

     We have tried to make this prospectus as understandable for you as possible. We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, we have defined them below.

ACCOUNTS: The Portfolios, the Fixed Account and each Guarantee Period of the Interest Adjustment Account.

ACCUMULATION PHASE: Until you decide to begin receiving Annuity Payments, your annuity is in the Accumulation Phase.

ACCUMULATION UNIT: The unit of measurement we use to keep track of the value of your Contract during the Accumulation Phase.

ANNUITANT: The natural person on whose life we base Annuity Payments.

ANNUITY OPTIONS: You can choose among income plans for your Annuity Payments. These are referred to as Annuity Options.

ANNUITY PAYMENTS: You can receive regular income payments from your Contract. These are referred to as Annuity Payments.

BENEFICIARY: The person or entity you name to receive any death benefits.

CONTRACT: An individual contract and the certificate issued to participants under a group contract.

FIXED ACCOUNT: An investment option within our general account.

GUARANTEE PERIODS: The periods for which interest rates are credited in the Interest Adjustment Account or the Fixed Account.

INCOME DATE: You can choose the month and year in which Annuity Payments will begin. This is referred to as the Income Date.

INCOME PHASE: The period during which we make Annuity Payments to you or someone you name to receive them.

INTEREST ADJUSTMENT ACCOUNT: An investment option within our general account where we guarantee the rate of interest for a specified period (a Guarantee Period).

JOINT OWNER: The Contract can be owned by you and your spouse (the Joint Owner).

OWNER: The person or entity entitled to ownership rights under a Contract.

NON-QUALIFIED: If you do not purchase the Contract under a qualified plan, your Contract is referred to as a Non-Qualified Contract.

PORTFOLIO: The variable investment options available under the Contract. Each Portfolio has its own investment objective.

PURCHASE PAYMENT: The money you give us to buy the Contract.

QUALIFIED:  If you purchase the Contract under a qualified  plan, it is referred
to  as  a  Qualified  Contract  (examples:   individual   retirement  annuities,
tax-sheltered annuities, and pension and profit-sharing plans).

TAX DEFERRAL: Tax deferral means that you are not taxed on any earnings or appreciation on the assets in your Contract until you take money out of your Contract.

                                     SUMMARY

     The following information is a summary of some of the more important features of your annuity Contract. More detailed information is contained in the corresponding sections of this prospectus.

     The SpectraDirect Fixed and Variable Annuity Contract. This prospectus describes individual and group fixed and variable deferred annuity contracts and certificates (together referred to as the "Contract"). The Contract offered by ULA is a contract between you, the owner, and United Life & Annuity Insurance Company, an insurance company. The Contract provides a means for investing on a Tax-Deferred basis in the Portfolios, the Fixed Account and the Interest Adjustment Account.

     The SpectraDirect Fixed and Variable Annuity Contract is designed for people seeking long-term Tax Deferred accumulation of assets, generally for retirement or other long-term purposes. The Tax Deferred feature is most attractive to people in high federal and state income tax brackets. You should not buy this Contract if you are looking for a short-term investment or if you cannot accept the risk of getting back less money than you put in.

     You may invest in the Fixed Account, the Interest Adjustment Account or the following Portfolios:

AIM VARIABLE INSURANCE FUNDS, INC.
     AIM V.I. Capital Appreciation Fund
     AIM V.I. Diversified Income Fund
     AIM V.I. Growth Fund
     AIM V.I. Growth and Income Fund
     AIM V.I. International Equity Fund

THE ALGER AMERICAN FUND
     Alger American Growth Portfolio

DREYFUS STOCK INDEX FUND

DREYFUS VARIABLE INVESTMENT FUND
     Growth and Income Portfolio

FEDERATED INSURANCE SERIES
     Federated American Leaders Fund II
     Federated High Income Bond Fund II
     Federated Prime Money Fund II
     Federated Utility Fund II
     Federated Fund for U.S. Government Securities II

MFS(R) VARIABLE INSURANCE TRUST(SM)
     MFS Growth With Income Series
     MFS Research Series
     MFS Emerging Growth Series
     MFS Total Return Series
     MFS Utilities Series

MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.
     Emerging Markets Debt Portfolio
     Equity Growth Portfolio
     Global Equity Portfolio
     High-Yield Portfolio
     Value Portfolio

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
     AMT Guardian Portfolio
     AMT Limited Maturity Bond Portfolio
     AMT Mid-Cap Growth Portfolio
     AMT Partners Portfolio

SCUDDER VARIABLE LIFE INVESTMENT FUND
     Money Market Portfolio
     International Portfolio, Class A

VAN ECK WORLDWIDE INSURANCE TRUST
     Worldwide Hard Assets Fund

WARBURG PINCUS TRUST
     International Equity Portfolio
     Post-Venture Capital Portfolio
WARBURG PINCUS TRUST II
     Fixed Income Portfolio

     The Portfolios are fully described in the attached Portfolio prospectuses. You can make or lose money in the Portfolios depending upon market conditions and the performance of the Portfolio(s) you select.

     The Fixed Account offers an interest rate that is guaranteed by us. You can also invest in the Interest Adjustment Account, which is an option within our general account where we guarantee a specific rate of interest for certain Guarantee Periods. There are currently three Guarantee Periods available -- 3, 5 and 7 years. If you withdraw or transfer money from the Interest Adjustment Account prior to the end of the selected Guarantee Period, it may be subject to an interest adjustment.

CURRENTLY, THERE ARE THIRTY-FIVE (35) INVESTMENT OPTIONS (WHICH INCLUDE EACH PORTFOLIO, THE FIXED ACCOUNT AND EACH GUARANTEE PERIOD OF THE INTEREST ADJUSTMENT ACCOUNT). YOU MAY SELECT TO PUT YOUR MONEY IN UP TO TEN (10) OF THESE OPTIONS AT ANY TIME.

     Annuity Payments (The Income Phase). You can receive monthly Annuity Payments from your Contract by selecting an Annuity Option. During the Income Phase, payments will come from the Fixed Account.

     How To Purchase A Contract. You can buy a Non-Qualified Contract with a minimum payment of $5,000 and a Qualified Contract with $2,000, except for certain Qualified plans. You can add $500 (or $100 if you use the automatic premium check option) or more any time you like during the Accumulation Phase. Your registered representative can help you fill out the proper forms.

     Expenses. The Contract has insurance features and investment features, and there are costs related to each.

     * If you select Death Benefit Option 1 (Enhanced Death Benefit Rider), the annual insurance charges total 1.67% of the average daily value of your Contract allocated to the Portfolios. If you select Death Benefit Option 2 (Standard Death Benefit), the annual insurance charges total 1.40% of the average daily value of your Contract allocated to the Portfolios.

    * Each year we also deduct a $30 contract maintenance charge from your Contract. ULA currently waives this charge if the value of your Contract is at least $75,000.

    * There are also annual Portfolio charges which range from .26% to 1.52% of the average daily value of the Portfolio, depending upon the Portfolio(s) you invest in.

     * You can transfer between Accounts up to 12 times a year without charge. After 12 transfers, the charge is $25 or 2% of the amount transferred, whichever is less.

     * If you make a withdrawal from the Contract, ULA may assess a contingent deferred sales charge (withdrawal charge) which ranges from 8.5% to 0% depending upon how long ULA has had your payment. Under certain circumstances, you can make a partial withdrawal without incurring a contingent deferred sales charge.

     * ULA may assess a state premium tax charge which ranges from 0% - 4.0% (depending upon the state).

     Taxes. Your earnings are not taxed until you take them out. In most cases, if you take money out, earnings come out first and are taxed as income. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the taxable amounts withdrawn. Payments during the Income Phase are considered partly a return of your original investment. That part of each payment is not taxable as income. If the Contract is tax-qualified, the entire payment may be taxable. There are limits to the amount you can withdraw from a Qualified plan known as a 403(b) plan (or tax-sheltered annuity).

     Withdrawals. You may make a withdrawal at any time during the Accumulation Phase. Any partial withdrawal must be for at least $500 (unless it is made under the Systematic Withdrawal Program). You may request a withdrawal or elect the Systematic Withdrawal Program. Of course, you may also have to pay income tax and a tax penalty on any money you take out.

     Death Benefit. If you die during the Accumulation Phase, the person you have selected as your Beneficiary will receive a death benefit. The death benefit that the Beneficiary will receive will be the death benefit you selected (Option 1 or Option 2).

  Other Information

     Free Look/Right to Examine. If you cancel the Contract within 10 days after receiving it (or whatever period is required in your state), we will send your money back without assessing a contingent deferred sales charge. You will receive whatever your Contract is worth on the day we receive your request. This may be more or less than your original payment. (Some states require that we return your Purchase Payment.)

     No Probate. In most cases, when you die, your Beneficiary will receive the death benefit without going through probate.

     Additional Features. The Contract offers additional features which you might be interested in. These include:

     Dollar Cost Averaging Program -- You can arrange to have a regular amount of money automatically transferred from the Scudder Money Market Portfolio or the one year Fixed Account to one or more selected Portfolios monthly, quarterly or semi-annually, theoretically giving you a lower average cost per unit over time than a single one time purchase. However, there are no guarantees that this will take place.

     Rebalancing Program -- ULA will automatically readjust your money among the Portfolios to maintain your specified allocation mix. This can be done quarterly, semi-annually or annually if the value of your Contract is at least $5,000.

     Systematic Withdrawal Program -- You can elect to receive periodic payments from your Contract. Of course, you may have to pay taxes on the money you receive.


                          FEE TABLE (See Note 1 below)

OWNER TRANSACTION EXPENSES
  Contingent Deferred Sales Charge (see Note 2 below)

NUMBER OF COMPLETE
YEARS SINCE RECEIPT
OF PURCHASE PAYMENT                                           CHARGE
- -------------------                                           ------
     0......................................................   8.5%
     1......................................................   8.0%
     2......................................................   7.5%
     3......................................................   7.0%
     4......................................................   6.5%
     5......................................................   6.0%
     6......................................................   5.0%
     7......................................................   4.0%
     8......................................................   3.0%
     9......................................................   2.0%
     10 years or more.......................................   0.0%

  Transfer Fee (see Note 3 below).            No charge for first 12 transfers in a
                                              Contract year.  After that, the fee is
                                              the lesser of $25 or 2% of the amount
                                              transferred.

CONTRACT MAINTENANCE CHARGE (see Note 4 below) $30 per Contract per Year.

SEPARATE ACCOUNT ANNUAL EXPENSES FOR CONTRACTS WITH DEATH BENEFIT OPTION 1 (ENHANCED DEATH BENEFIT RIDER) (as a percentage of average daily net asset value)


Mortality and Expense Risk Charge...........................  1.52%
Administrative Charge.......................................   .15%
                                                              ----
Total Separate Account Annual Expenses......................  1.67%

SEPARATE ACCOUNT ANNUAL EXPENSES FOR CONTRACTS WITH DEATH BENEFIT OPTION 2 (STANDARD DEATH BENEFIT) (as a percentage of average daily net asset value)


Mortality and Expense Risk Charge...........................  1.25%
Administrative Charge.......................................   .15%
                                                              ----
Total Separate Account Annual Expenses......................  1.40%



NOTES TO FEE TABLE

     Note 1. The purpose of the Fee Table is to show you the various expenses you will incur directly or indirectly with the Contract. The Fee Table reflects expenses of the Separate Account as well as the Portfolios.

     Note 2. Under certain circumstances, you can make a withdrawal without incurring the contingent deferred sales charge.

     Note 3. ULA will not charge you the transfer fee even if there are more than 12 transfers in a year if the transfer is part of the Dollar Cost Averaging or Rebalancing Programs.

     Note 4. ULA will not charge the contract maintenance charge if the value of your Contract is at least $75,000 or more. However, if you make a complete withdrawal, ULA will charge the contract maintenance charge. There is no contract maintenance charge assessed during the Income Phase.


ANNUAL EXPENSES OF THE PORTFOLIOS
  (as a percentage of the average daily net assets of a Portfolio)

                                                                                      TOTAL ANNUAL
                                                                   OTHER EXPENSES       EXPENSES
                                                     MANAGEMENT    (AFTER EXPENSE    (AFTER EXPENSE
                                                        FEES       REIMBURSEMENT)    REIMBURSEMENT)
                                                     ----------    --------------    --------------
AIM VARIABLE INSURANCE FUNDS, INC.
  AIM V.I. Capital Appreciation Fund...............      .62%            .05%              .67%
  AIM V.I. Diversified Income Fund.................      .60%            .17%              .77%
  AIM V.I. Growth Fund.............................      .64%            .08%              .72%
  AIM V.I. Growth and Income Fund..................      .61%            .04%              .65%
  AIM V.I. International Equity Fund...............      .75%            .16%              .91%
THE ALGER AMERICAN FUND
  Alger American Growth Portfolio..................      .75%            .04%              .79%
DREYFUS STOCK INDEX FUND...........................      .25%            .01%              .26%
DREYFUS VARIABLE INVESTMENT FUND
  Growth and Income Portfolio......................      .75%            .03%              .78%
FEDERATED INSURANCE SERIES
  Federated American Leaders Fund II(a)............      .74%            .14%              .88%
  Federated High Income Bond Fund II ..............      .60%            .18%              .78%
  Federated Prime Money Fund II(b).................      .49%            .31%              .80%
  Federated Utility Fund II(c) ....................      .68%            .25%              .93%
  Federated Fund for U.S. Government
     Securities II(d)..............................      .52%            .33%              .85%
MFS(R) Variable Insurance Trust(SM)(e)
  MFS Emerging Growth Series.......................      .75%            .10%              .85%
  MFS Growth With Income Series ...................      .75%            .13%              .88%
  MFS Research Series..............................      .75%            .11%              .86%
  MFS Total Return Series..........................      .75%            .16%              .91%
  MFS Utilities Series ............................      .75%            .26%             1.01%
MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.
  Emerging Markets Debt Portfolio (f)..............      .27%           1.25%             1.52%
  Equity Growth Portfolio (f)......................      .09%            .76%              .85%
  Global Equity Portfolio (f)......................      .32%            .83%             1.15%
  High-Yield Portfolio (f).........................      .15%            .65%              .80%
  Value Portfolio (f)..............................      .08%            .77%              .85%
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST(g)
  AMT Guardian Portfolio (h).......................      .85%            .15%             1.00%
  AMT Limited Maturity Bond Portfolio..............      .65%            .11%              .76%
  AMT Mid-Cap Growth Portfolio (h).................      .85%            .15%             1.00%
  AMT Partners Portfolio...........................      .78%            .06%              .84%
SCUDDER VARIABLE LIFE INVESTMENT FUND
  Money Market Portfolio...........................      .37%            .07%              .44%
  International Portfolio, Class A ................      .87%            .18%             1.05%
VAN ECK WORLDWIDE INSURANCE TRUST
  Worldwide Hard Assets Fund(i)....................     1.00%            .20%             1.20%
WARBURG PINCUS TRUST
  International Equity Portfolio (j)...............     1.00%            .33%             1.33%
  Post-Venture Capital Portfolio (j)...............     1.08%            .32%             1.40%
WARBURG PINCUS TRUST II
  Fixed Income Portfolio (j).......................      .20%            .79%              .99%


---------------


(a) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is .75%. The total operating expenses were .89% absent the voluntary waiver of a portion of the management fee.

(b) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is .50%. The total operating expenses were .81% absent the voluntary waiver of a portion of the management fee.

(c) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is .75%. The total operating expenses were 1.00% absent the voluntary waiver of a portion of the management fee.

(d) The management fee has been reduced to reflect the voluntary waiver of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is .60%. The total operating expenses were 0.93% absent the voluntary waiver of the management fee and the voluntary reimbursement of certain other operating expenses.

(e) Each Series has an expense offset arrangement which reduces the Series' custodian fee based upon the amount of cash maintained by the Series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements (which would also have the effect of reducing the Series' expenses). Expenses do not take into account these expense reductions, and are therefore higher than the actual expenses of the Series.

(f) The management fee has been reduced to reflect the voluntary waiver of a portion or all of the management fee and the reimbursement by the portfolio's adviser to the extent "Total Annual Expenses" exceed: Emerging Markets Debt Portfolio 1.30%; Equity Growth Portfolio 0.85%; Global Equity Portfolio 1.15%; High Yield Portfolio 0.80%; and Value Portfolio 0.85%. The adviser may terminate this voluntary waiver at any time at its sole discretion. Absent such reductions, "Management Fees", "Other Expenses" and "Total Annual Expenses", respectively, would be as follows: Emerging Markets Debt Portfolio - 0.80%, 1.25%, 2.05%; Equity Growth Portfolio - 0.55%, .76%, 1.31%; Global Equity Portfolio - 0.80%, .83%, 1.63%;
     High-Yield Portfolio - 0.50%, .65%, 1.15%; and Value Portfolio - 0.55%, .77%, 1.32%. Additionally, in determining the actual amount of voluntary management fee waiver and/or expense reimbursement for a Portfolio, if any, the adviser excludes from total annual operating expenses certain investment related expenses, such as foreign country tax expense and interest expense on borrowing. Included in "Other Expenses" of the Emerging Markets Debt Portfolio are 0.22% of such investment related expenses.

(g) Neuberger Berman Advisers Management Trust is divided into portfolios ("Portfolios") each of which invests all of its net investable assets in a corresponding series ("Series") of Advisers Managers Trust. The figures reported under "Management Fees" include the aggregate of the administration fees paid by the Portfolio and the management fees paid by its corresponding Series. Similarly, "Other Expenses" includes all other expenses of the Portfolio and corresponding Series.

(h) Expenses reflect expense reimbursement. Neuberger Berman Management Inc. ("NBMI")has undertaken to reimburse certain operating expenses, including the compensation of NBMI and excluding taxes, interest, extra- ordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 1% of the Guardian and Mid-Cap Growth Portfolios' average daily net asset value. Absent such reimbursement, the Total Annual Expenses for the year ended December 31, 1998 would have been 1.43% for the Mid-Cap Growth Portfolio and 1.14% for the Guardian Portfolio. These expenses reimbursement agreements are subject to termination upon 60 days written notice with respect to the Guardian and Mid-Cap Growth Portfolios, and there can be no assurance that these policies will be continued thereafter.

(i) The expenses are reduced to 1.16% by the directed brokerage and custodian fee arrangement.

(j) Management Fees, Other Expenses and Total Annual Expenses for the Fixed Income, International Equity, and Post-Venture Capital Portfolios are based on actual expenses for the fiscal year ended December 31, 1998, net of any fee waivers and/or expense reimbursements. Without such waivers and/or reimbursements, Management Fees would be .50%, 1.00% and 1.25%, Other Expenses would be 4.82%, .33%, and .45%, and Total Annual Expenses would be 5.32%, 1.33% and 1.70%, respectively. Fee waivers and expense reimbursements or credits may be discontinued at any time.


EXAMPLES - There are two sets of examples  below:

    * One set is for Contracts with Death Benefit Option 1 (Enhanced Death Benefit Rider).

     * The other set is for Contracts with Death Benefit Option 2 (Standard Death Benefit).

DEATH BENEFIT OPTION 1 (Enhanced Death Benefit Rider)

     You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on your money if:

   (a) you  surrender  your Contract at the end of each time period, and

   (b) if your Contract is not surrendered or if you apply the Contract value to an Annuity Option:

                                                                   TIME PERIODS
                                                     -----------------------------------------
                                                     1 YEAR     3 YEARS    5 YEARS    10 YEARS
                                                     -------    -------    -------    --------
AIM VARIABLE INSURANCE FUNDS, INC.
  AIM V.I. Capital Appreciation Fund...............  a) $110    a) $152   a) $201     a) $329
                                                     b) $ 25    b) $ 77   b) $136     b) $309
  AIM V.I. Diversified Income Fund.................  a) $111    a) $156   a) $206     a) $342
                                                     b) $ 26    b) $ 81   b) $141     b) $322
  AIM V.I. Growth Fund.............................  a) $110    a) $154   a) $204     a) $335
                                                     b) $ 25    b) $ 79   b) $139     b) $315
  AIM V.I. Growth and Income Fund..................  a) $109    a) $152   a) $200     a) $326
                                                     b) $ 24    b) $ 77   b) $135     b) $306
  AIM V.I. International Equity Fund...............  a) $112    a) $160   a) $214     a) $360
                                                     b) $ 27    b) $ 85   b) $149     b) $340
THE ALGER AMERICAN FUND
  Alger American Growth Portfolio..................  a) $111    a) $156   a) $208     a) $345
                                                     b) $ 26    b) $ 81   b) $143     b) $325
DREYFUS STOCK INDEX FUND...........................  a) $105    a) $139   a) $178     a) $276
                                                     b) $ 20    b) $ 64   b) $113     b) $256
DREYFUS VARIABLE INVESTMENT FUND
  Growth and Income Portfolio......................  a) $111    a) $156   a) $207     a) $343
                                                     b) $ 28    b) $ 81   b) $142     b) $323
FEDERATED INSURANCE SERIES
  Federated American Leaders Fund II...............  a) $112    a) $159   a) $213     a) $356
                                                     b) $ 27    b) $ 83   b) $148     b) $336
  Federated High Income Bond Fund II...............  a) $111    a) $156   a) $207     a) $343
                                                     b) $ 26    b) $ 81   b) $142     b) $323

  Federated Prime Money Fund II....................  a) $111    a) $157   a) $208     a) $346
                                                     b) $ 26    b) $ 84   b) $143     b) $326
  Federated Utility Fund II........................  a) $112    a) $161   a) $215     a) $363
                                                     b) $ 27    b) $ 86   b) $150     b) $343
  Federated Fund for U.S. Government Securities
     II............................................  a) $111    a) $158   a) $211     a) $352
                                                     b) $ 26    b) $ 83   b) $146     b) $332

MFS(R) VARIABLE INSURANCE TRUST(SM)
  MFS Emerging Growth Series.......................  a) $111    a) $158    a) $211    a) $352
                                                     b) $ 26    b) $ 83    b) $146    b) $332
  MFS Growth With Income Series....................  a) $112    a) $159    a) $213    a) $356
                                                     b) $ 27    b) $ 84    b) $148    b) $336
  MFS Research Series..............................  a) $112    a) $159    a) $212    a) $354
                                                     b) $ 27    b) $ 84    b) $147    b) $334
  MFS Total Return Series..........................  a) $112    a) $160    a) $214    a) $360
                                                     b) $ 27    b) $ 85    b) $149    b) $340
  MFS Utilities Series.............................  a) $113    a) $163    a) $220    a) $373
                                                     b) $ 28    b) $ 88    b) $155    b) $353

MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.
  Emerging Markets Debt Portfolio..................  a) $118    a) $180    a) $249    a) $439
                                                     b) $ 33    b) $105    b) $184    b) $419
  Equity Growth Portfolio..........................  a) $111    a) $158    a) $211    a) $352
                                                     b) $ 26    b) $ 83    b) $146    b) $332
  Global Equity Portfolio..........................  a) $114    a) $168    a) $228    a) $391
                                                     b) $ 29    b) $ 93    b) $163    b) $371
  High-Yield Portfolio.............................  a) $111    a) $157    a) $208    a) $346
                                                     b) $ 26    b) $ 82    b) $143    b) $326
  Value Portfolio..................................  a) $111    a) $158    a) $211    a) $352
                                                     b) $ 26    b) $ 83    b) $146    b) $332

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
  AMT Guardian Portfolio...........................  a) $113    a) $163    a) $219    a) $372
                                                     b) $ 28    b) $ 88    b) $154    b) $352
  AMT Limited Maturity Bond Portfolio..............  a) $110    a) $155    a) $206    a) $341
                                                     b) $ 25    b) $ 80    b) $141    b) $321
  AMT Mid-Cap Growth Portfolio.....................  a) $113    a) $163    a) $219    a) $372
                                                     b) $ 28    b) $ 88    b) $154    b) $352
  AMT Partners Portfolio...........................  a) $111    a) $158    a) $210    a) $351
                                                     b) $ 26    b) $ 83    b) $145    b) $331
SCUDDER VARIABLE LIFE INVESTMENT FUND
  Money Market Portfolio...........................  a) $107    a) $145    a) $188    a) $299
                                                     b) $ 22    b) $ 70    b) $123    b) $279
  International Portfolio, Class A.................  a) $113    a) $165    a) $222    a) $378
                                                     b) $ 28    b) $ 90    b) $157    b) $358
VAN ECK WORLDWIDE INSURANCE TRUST
  Worldwide Hard Assets Fund.......................  a) $115    a) $170    a) $231    a) $397
                                                     b) $ 30    b) $ 95    b) $166    b) $377
WARBURG PINCUS TRUST
  International Equity Portfolio...................  a) $116    a) $174    a) $238    a) $414
                                                     b) $ 31    b) $ 99    b) $173    b) $394
  Post-Venture Capital Portfolio...................  a) $117    a) $176    a) $242    a) $423
                                                     b) $ 32    b) $101    b) $177    b) $403
WARBURG PINCUS TRUST II
  Fixed Income Portfolio...........................  a) $113    a) $163    a) $219    a) $370
                                                     b) $ 28    b) $ 88    b) $154    b) $350



DEATH BENEFIT OPTION 2 (Standard Death Benefit)

     You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on your money if:

   (a) you  surrender  your Contract at the end of each time period, and

   (b) if your Contract is not surrendered or you apply the Contract value to an Annuity Option:

                                                                   TIME PERIODS
                                                     -----------------------------------------
                                                     1 YEAR     3 YEARS    5 YEARS    10 YEARS
                                                     -------    -------    -------    --------
AIM VARIABLE INSURANCE FUNDS, INC.
  AIM V.I. Capital Appreciation Fund...............  a) $107    a) $144    a) $185    a) $294
                                                     b) $ 22    b) $ 69    b) $120    b) $274
  AIM V.I. Diversified Income Fund.................  a) $108    a) $147    a) $191    a) $307
                                                     b) $ 23    b) $ 72    b) $126    b) $287
  AIM V.I. Growth Fund.............................  a) $107    a) $145    a) $188    a) $301
                                                     b) $ 22    b) $ 70    b) $123    b) $281
  AIM V.I. Growth and Income Fund..................  a) $107    a) $143    a) $184    a) $292
                                                     b) $ 22    b) $ 68    b) $119    b) $272
  AIM V.I. International Equity Fund...............  a) $109    a) $151    a) $199    a) $325
                                                     b) $ 24    b) $ 76    b) $134    b) $305

THE ALGER AMERICAN FUND
  Alger American Growth Portfolio..................  a) $108    a) $148    a) $192    a) $310
                                                     b) $ 23    b) $ 73    b) $127    b) $290

DREYFUS STOCK INDEX FUND...........................  a) $103    a) $130    a) $162    a) $241
                                                     b) $ 18    b) $ 55    b) $ 97    b) $221
DREYFUS VARIABLE INVESTMENT FUND
  Growth and Income Portfolio......................  a) $108    a) $147    a) $192    a) $308
                                                     b) $ 23    b) $ 72    b) $127    b) $288
FEDERATED INSURANCE SERIES
  Federated American Leaders Fund II...............  a) $109    a) $151    a) $197    a) $321
                                                     b) $ 24    b) $ 76    b) $132    b) $301
  Federated High Income Bond Fund II...............  a) $108    a) $147    a) $192    a) $308
                                                     b) $ 23    b) $ 72    b) $127    b) $288
  Federated Prime Money Fund II....................  a) $108    a) $148    a) $193    a) $311
                                                     b) $ 23    b) $ 73    b) $128    b) $291
  Federated Utility Fund II........................  a) $109    a) $152    a) $200    a) $328
                                                     b) $ 24    b) $ 77    b) $135    b) $308
  Federated Fund for U.S. Government Securities
     II............................................  a) $109    a) $150    a) $196    a) $317
                                                     b) $ 24    b) $ 75    b) $131    b) $297
MFS(R) VARIABLE INSURANCE TRUST(SM)
  MFS Emerging Growth Series.......................  a) $109    a) $150    a) $196    a) $317
                                                     b) $ 24    b) $ 75    b) $131    b) $297
  MFS Growth With Income Series....................  a) $109    a) $151    a) $197    a) $321
                                                     b) $ 24    b) $ 76    b) $132    b) $301
  MFS Research Series..............................  a) $109    a) $150    a) $196    a) $319
                                                     b) $ 24    b) $ 75    a) $131    a) $299
  MFS Total Return Series..........................  a) $109    a) $151    a) $199    a) $325
                                                     b) $ 24    b) $ 76    b) $154    b) $305
  MFS Utilities Series.............................  a) $110    a) $155    a) $205    a) $338
                                                     b) $ 25    b) $ 80    b) $140    b) $318

MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.
  Emerging Markets Debt Portfolio..................  a) $116    a) $171    a) $234    a) $404
                                                     b) $ 31    b) $ 96    b) $169    b) $384
  Equity Growth Portfolio..........................  a) $109    a) $150    a) $196    a) $317
                                                     b) $ 24    b) $ 75    b) $131    b) $297
  Global Equity Portfolio..........................  a) $112    a) $159    a) $213    a) $356
                                                     b) $ 27    b) $ 84    b) $148    b) $336
  High-Yield Portfolio.............................  a) $108    a) $148    a) $193    a) $311
                                                     b) $ 23    b) $ 73    b) $128    b) $291
  Value Portfolio..................................  a) $109    a) $150    a) $196    a) $317
                                                     b) $ 24    b) $ 75    b) $131    b) $297

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
  AMT Guardian Portfolio...........................  a) $110    a) $154    a) $204    a) $337
                                                     b) $ 25    b) $ 79    b) $139    b) $317
  AMT Limited Maturity Bond Portfolio..............  a) $108    a) $147    a) $191    a) $306
                                                     b) $ 23    b) $ 72    b) $126    b) $286
  AMT Mid-Cap Growth Portfolio.....................  a) $110    a) $154    a) $204    a) $337
                                                     b) $ 25    b) $ 79    b) $139    b) $317
  AMT Partners Portfolio...........................  a) $109    a) $149    a) $195    a) $316
                                                     b) $ 24    b) $ 74    b) $130    b) $296
SCUDDER VARIABLE LIFE INVESTMENT FUND
  Money Market Portfolio...........................  a) $104    a) $136    a) $172    a) $265
                                                     b) $ 19    b) $ 61    b) $107    b) $245
  International Portfolio, Class A.................  a) $111    a) $156    a) $207    a) $343
                                                     b) $ 26    b) $ 81    b) $142    b) $323
VAN ECK WORLDWIDE INSURANCE TRUST
  Worldwide Hard Assets Fund.......................  a) $112    a) $161    a) $215    a) $363
                                                     b) $ 27    b) $ 86    b) $150    b) $343

WARBURG PINCUS TRUST
  International Equity Portfolio...................  a) $114    a) $165    a) $223    a) $379
                                                     b) $ 29    b) $ 90    b) $158    b) $359
  Post-Venture Capital Portfolio...................  a) $114    a) $167    a) $227    a) $388
                                                     b) $ 29    b) $ 92    b) $162    b) $368
WARBURG PINCUS TRUST II
  Fixed Income Portfolio...........................  a) $110    a) $154    a) $204    a) $335
                                                     b) $ 25    b) $ 79    b) $189    b) $315


     THE ANNUAL EXPENSES OF THE PORTFOLIOS AND THE EXAMPLES ARE BASED ON DATA PROVIDED BY THE RESPECTIVE FUND GROUPS FOR THE 1998 FISCAL YEAR. FUTURE EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. WE HAVE NOT INDEPENDENTLY VERIFIED SUCH DATA.

    * The assumed average contract size is $25,000.

     * The $30 contract maintenance charge is reflected in the examples as $0.058%.

    * Premium taxes are not reflected. They may apply.

     * THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

See the Appendix for Accumulation Unit Values (Condensed Financial Information).

             THE SPECTRADIRECT FIXED AND VARIABLE ANNUITY CONTRACT

     This prospectus describes individual and group fixed and variable deferred annuity contracts and certificates (together referred to as the "Contracts") offered by ULA.

     An annuity is a contract between you, the owner, and an insurance company (in this case ULA), where the insurance company promises to pay you (or someone else you choose) an income, in the form of Annuity Payments, beginning on a designated date that is at least three years in the future.

     Like all deferred annuity contracts, your Contract has two phases: the Accumulation Phase and the Income Phase. Until you decide to begin receiving Annuity Payments, your annuity is in the Accumulation Phase. During the Accumulation Phase, your earnings accumulate on a Tax-Deferred basis and are based on the investment performance of the Portfolio(s) you selected and/or the interest rate earned on the money you have in the Fixed Account and the Interest Adjustment Account. During the Accumulation Phase, the earnings are taxed as income only when you make a withdrawal. The Income Phase occurs when you begin receiving regular payments from your Contract. The amount of the payments you may receive during the Income Phase depends, in part, upon the amount of money you are able to accumulate in your Contract during the Accumulation Phase.

     The Contract benefits from Tax Deferral. Tax Deferral means that you are not taxed on earnings or appreciation on the assets in your Contract until you take money out of your Contract.

     The Contract is called a variable annuity because you can choose among the available Portfolios and, depending upon market conditions, you can make or lose money in any of these Portfolios. If you select the variable annuity portion of the Contract, the amount of money you are able to accumulate in your Contract during the Accumulation Phase depends upon the investment performance of the Portfolio(s) you select. The Annuity Payments you will receive during the Income Phase will come from the Fixed Account.

     The Contract contains a Fixed Account. The Fixed Account offers an interest rate that is guaranteed by ULA. There is a one year Guarantee Period available for the Fixed Account. ULA guarantees that the interest credited to the Fixed Account will not be less than 3% per year. If you select the Fixed Account, your money will be placed with our other general assets. If you select the Fixed Account, the amount of money you are able to accumulate in your Contract during the Accumulation Phase depends in part upon the total interest credited to your Contract.

     The Contract also has an Interest Adjustment Account with three Guarantee Periods currently available: 3 years, 5 years and 7 years. Each allocation to a Guarantee Period locks in a fixed annual interest rate declared by ULA. If you make a withdrawal, transfer or apply your Contract value to an Annuity Option of amounts you have allocated to a Guarantee Period prior to the end of that Guarantee Period, it may be subject to an interest adjustment.

     We may make changes to your Contract in order to comply with applicable law.

     Owner. The SpectraDirect Fixed and Variable Annuity is a group deferred annuity contract. A group contract is issued to a contractholder, for the benefit of the participants in the group. You are a participant in the group and will receive a certificate evidencing your ownership. You, as the Owner of a certificate, are entitled to all the rights and privileges of ownership. In some states an individual fixed and variable deferred annuity contract is issued instead, which is identical to the group contract described in this prospectus except that it is issued directly to the Owner. As used in this prospectus, the term Contract refers to your certificate or individual contract. The Owner is as designated at the time the Contract is issued, unless changed.

     You may change Owners at any time prior to the Income Date. This may be a taxable event. You should consult with your tax adviser before doing this.

     Joint Owner. The Contract can be owned by Joint Owners. Any Joint Owner must be the spouse of the other Owner. Upon the death of either Joint Owner, the surviving spouse will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary unless otherwise indicated. Unless otherwise specified, if there are Joint Owners, both signatures will be required for all transactions except telephone transfers.

     Annuitant. The Annuitant is the person whose life we look to when we make Annuity Payments. You choose the Annuitant at the time the Contract is issued. You may change the Annuitant at any time before the Income Date unless the Contract is owned by a non-individual (for example, a corporation). Any change of Annuitant is subject to our underwriting rules then in effect. On or after the Income Date, the Annuitant will include any Joint Annuitant.

     Beneficiary. The Beneficiary is the person(s) or entity you name to receive any death benefit. The Beneficiary is named at the time the Contract is issued unless changed at a later date. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary or contingent Beneficiary.

     Assignment. You can assign the Contract at any time during your lifetime. ULA will not be bound by the assignment until it receives the written notice of the assignment. ULA will not be liable for any payment or other action we take in accordance with the Contract before we receive notice of the assignment. Any assignment made after the death benefit has become payable can only be done with our consent. AN ASSIGNMENT MAY BE A TAXABLE EVENT.

     If the Contract is issued pursuant to a Qualified plan, there may be limitations on your ability to assign the Contract.

                       ANNUITY PAYMENTS (THE INCOME PHASE)

INCOME DATE

     You can receive regular monthly income payments under your Contract. You can choose the month and year in which those payments begin. We call that date the Income Date. Your Income Date must be at least three years after you buy the Contract. The Income Date may not be later than when the Annuitant reaches age 85 or 10 years after the Contract is issued for Annuitants older than 75.

     We ask you to choose your Income Date when you purchase the Contract. You can change it at any time before the Income Date with thirty (30) days notice to us.

ANNUITY PAYMENTS

    * You (or someone you designate) will receive the Annuity Payments.

    * Annuity Payments are paid in monthly installments.

    * Annuity Payments will be made on a fixed basis only (which means they will come from the Fixed Account and will not be based on the investment performance of the Portfolios).

     * If the value of your Contract to be applied to an Annuity Option is less than $2,000, we reserve the right to pay you a lump sum amount instead of Annuity Payments. Also, if the Annuity Payments would be or become less than $200, we reserve the right to reduce the frequency of payments so that they will be at least $200.

ANNUITY OPTIONS

     You can also choose among income plans. We call those Annuity Options. You can choose one of the following Annuity Options or any other Annuity Option you want and that ULA agrees to provide. If you do not choose an Annuity Option prior to the Income Date, we will assume that you selected Option B which provides a life annuity with 120 monthly payments guaranteed. Prior to the Income Date, you can change the Annuity Option. Any change must be requested at least thirty (30) days prior to the Income Date. After Annuity Payments begin, you cannot change the Annuity Option.

     Option A. Life Annuity. Under this option, we will make monthly Annuity Payments so long as the Annuitant is alive. After the Annuitant dies, we stop making Annuity Payments.

     Option B. Life Annuity With 60, 120, 180 or 240 Monthly Payments Guaranteed. Under this option, we will make monthly Annuity Payments so long as the Annuitant is alive. However, if, when the Annuitant dies, we have made Annuity Payments for less than the selected guaranteed period, we will continue to make Annuity Payments to you for the rest of the guaranteed period. If you do not want to receive Annuity Payments, you can ask us for a single lump sum.

     Option C. Joint And Survivor Annuity. Under this option, we will make monthly Annuity Payments during the joint lifetime of the Annuitant and the joint Annuitant. When the Annuitant dies, if the joint Annuitant is still alive, we will continue to make Annuity Payments, so long as the joint Annuitant continues to live. The monthly Annuity Payments will end when the last surviving Annuitant dies.

                           HOW TO PURCHASE A CONTRACT

PURCHASE PAYMENTS

     A Purchase Payment is the money you give us to buy the Contract. The following are the Purchase Payment requirements:

    * The minimum payment ULA will accept is $5,000 when the Contract is bought as a Non-Qualified Contract.

     * If the Contract is bought as a Qualified Contract, the minimum payment we will accept is $2,000. This requirement may be waived if you buy this Contract as part of an IRA (Individual Retirement Annuity) or 403(b) plan.

     * We may also waive the minimum Purchase Payment requirements if you select the automatic premium check option.

     * The maximum amount we will accept without our prior approval is $500,000.

     * You can make additional Purchase Payments of $500 (or as low as $100 if you have selected the automatic premium check option) or more to either type of Contract.

     * We reserve the right to reject any Purchase Payment or application.

     At the time you buy the Contract, you and the Annuitant cannot be older than 85 years old for a Non-Qualified Contract and 75 years old for a Qualified Contract.

ALLOCATION OF PURCHASE PAYMENTS

     When you purchase a Contract, we will allocate your Purchase Payment to the Fixed Account, one or more Guarantee Periods of the Interest Adjustment Account and/or one or more of the Portfolios you have selected. We ask that you allocate your money in whole percentages with a minimum allocation of 5% of each Purchase Payment or transfer or $500 (whichever is greater). You can instruct us how to allocate additional Purchase Payments you make. If you do not instruct us, we will allocate them in the same way as your previous instructions to us. Under certain circumstances, we will allocate your initial Purchase Payment to the Money Market Portfolio until the end of the right to examine contract period (see below). CURRENTLY, YOU CAN SELECT UP TO TEN OF THE THIRTY-FIVE INVESTMENT OPTIONS (WHICH INCLUDE EACH PORTFOLIO, THE FIXED ACCOUNT AND EACH GUARANTEE PERIOD OF THE INTEREST ADJUSTMENT ACCOUNT).

     Once we receive your Purchase Payment and the necessary information, we will issue your Contract and allocate your first Purchase Payment within 2 business days. If you do not give us all of the information we need, we will contact you to get it. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information. If you make additional Purchase Payments, we will credit these amounts to your Contract within one business day. Our business day closes when the New York Stock Exchange closes, which is usually at 4:00 p.m. Eastern time.

RIGHT TO EXAMINE CONTRACT

If you change your mind about owning the Contract, you can cancel it within 10 days after receiving it (or the period required in your state). When you cancel the Contract within this time period, ULA will not assess a contingent deferred sales charge. You will receive back whatever your Contract is worth on the day we receive your request. In certain states, or if you have purchased the Contract as an IRA, we may be required to refund your Purchase Payment if you decide to cancel your Contract within 10 days after receiving it (or whatever period is required in your state). If that is the case, we will allocate your Purchase Payment(s) received during the right to examine period to the Money Market Portfolio (except for any portion of your Purchase Payment(s) which you selected to be allocated to the Fixed Account and/or the Interest Adjustment Account) for 15 days and refund the greater of the value of your Contract or your Purchase Payment(s). (In some states, the period may be longer.) At the end of the period, we will re-allocate your Purchase Payment as you selected.


ACCUMULATION UNITS

     The value of the portion of your Contract allocated to the Portfolios will go up or down depending upon the investment performance of the Portfolio(s) you choose. The value of your Contract will also depend on the expenses of the Contract. In order to keep track of the value of your Contract, we use a measurement called an Accumulation Unit (which is like a share of a mutual fund).

     Every business day we determine the value of an Accumulation Unit by multiplying the Accumulation Unit value for the previous period by a factor for the current period. The factor is determined by:

     1. dividing the value of a Portfolio share at the end of the current period by the value of a Portfolio share for the previous period; and

     2. subtracting from that amount any insurance charges.

     The value of an Accumulation Unit may go up or down from day to day.

     When you make a Purchase Payment, we credit your Contract with Accumulation Units. We determine the number of Accumulation Units to credit to your Contract by dividing the amount of the Purchase Payment allocated to a Portfolio by the value of the Accumulation Unit for that Portfolio.

     We calculate the value of an Accumulation Unit for each Portfolio after the New York Stock Exchange closes each day and then credit your Contract accordingly.

EXAMPLE:

     On Tuesday we receive an additional Purchase Payment of $4,000 from you. You have told us you want this to go to the Alger American Growth Portfolio. When the New York Stock Exchange closes on that Tuesday, we determine that the value of an Accumulation Unit for investment in the Alger American Growth Portfolio is $11.25. We then divide $4,000 by $11.25 and credit your Contract on Tuesday night with 355.56 Accumulation Units for the Alger American Growth Portfolio.

                               INVESTMENT OPTIONS

     When you buy the Contract you have the opportunity to allocate your money to:

    (1) the Fixed  Account;

    (2) the Interest  Adjustment  Account;  and/or

     (3) the Portfolios set forth below. Additional Portfolios may be available in the future. In certain states, certain Portfolios may not be available until approved by the Insurance Department (check with your registered representative regarding availability.)

     YOU SHOULD READ THE PROSPECTUSES FOR THE PORTFOLIOS CAREFULLY BEFORE INVESTING. THE PROSPECTUSES FOR THE PORTFOLIOS ACCOMPANY THIS PROSPECTUS.


AIM VARIABLE INSURANCE FUNDS, INC.

     A I M Advisors, Inc. serves as the Fund's investment adviser. The Fund is comprised of thirteen funds, the following five of which are available under the Contract:

     AIM V.I. Capital Appreciation Fund
     AIM V.I. Diversified Income Fund
     AIM V.I. Growth Fund
     AIM V.I. Growth and Income Fund
     AIM V.I. International Equity Fund

THE ALGER AMERICAN FUND

     Fred Alger Management, Inc. is the investment manager. The Trust is comprised of six Portfolios, the following one of which is available under the
Contract:

     Alger American Growth Portfolio

DREYFUS STOCK INDEX FUND

     The Dreyfus Corporation serves as the Fund's manager and Mellon Equity Associates serves as the Fund's index fund manager.

DREYFUS VARIABLE INVESTMENT FUND

     The Dreyfus Corporation serves as the investment adviser. The Fund is comprised of thirteen Portfolios, the following one of which is available under the Contract:

     Growth and Income Portfolio

FEDERATED INSURANCE SERIES

     Federated Investment Management Company (formerly, Federated Advisers) is the investment adviser to each Fund. The Trust has multiple separate Funds, the following five of which are available under the Contract:

     Federated American Leaders Fund II (a capital growth portfolio) Federated High Income Bond Fund II
     Federated Prime Money Fund II
     Federated Utility Fund II
     Federated Fund for U.S. Government Securities II

 MFS(R) VARIABLE INSURANCE TRUST(SM)

     Massachusetts Financial Services Company is the investment adviser to each Series. The Trust is comprised of twelve Series, the following five of which are available under the Contract:

     MFS Emerging Growth Series
     MFS Growth With Income Series
     MFS Research Series
     MFS Total Return Series
     MFS Utilities Series

MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC. (formerly known as Morgan Stanley Universal Funds, Inc.)

     Morgan Stanley Dean Witter Investment Management Inc. (formerly known as Morgan Stanley Asset Management Inc.) serves as the investment adviser for the Emerging Markets Debt, Equity Growth and Global Equity Portfolios. Miller Anderson & Sherred, LLP serves as the investment adviser for the High-Yield and Value Portfolios. The Fund is comprised of eighteen portfolios, the following five of which are available under the Contract:

     Emerging Markets Debt Portfolio
     Equity Growth Portfolio
     Global Equity Portfolio
     High-Yield Portfolio
     Value Portfolio (an equity value portfolio)

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

     Each portfolio of Neuberger Berman Advisers Management Trust invests in a corresponding series of Advisers Managers Trust. All series of Advisers Managers Trust are managed by Neuberger Berman Management Inc. The following are available under the Contract:

     AMT Guardian Portfolio (a capital appreciation and secondarily, current income portfolio)
     AMT Limited Maturity Bond Portfolio
     AMT Mid-Cap Growth Portfolio
     AMT Partners Portfolio (a capital growth portfolio)

SCUDDER VARIABLE LIFE INVESTMENT FUND

     Scudder, Stevens & Clark, Inc. is the investment adviser to the Fund. The Fund is comprised of seven Portfolios, the following two of which are available under the Contract:

     Money Market Portfolio
     International Portfolio, Class A

VAN ECK WORLDWIDE INSURANCE TRUST

     Van Eck Associates Corporation is the investment adviser to the Fund. The Trust is comprised of five funds, the following one of which is available under the Contract:

     Worldwide Hard Assets Fund

WARBURG PINCUS TRUST

     Warburg Pincus Asset Management, Inc. serves as the investment adviser to the Trust. The Trust is comprised of seven portfolios, the following two of which are available under the Contract:

     International Equity Portfolio
     Post-Venture Capital Portfolio (a long-term capital growth portfolio)


WARBURG PINCUS TRUST II

Warburg Pincus Asset Management, Inc. serves as the investment adviser to the Trust. The Trust is comprised of multiple portfolios, the following one of which is available under the Contract:

     Fixed Income Portfolio

     Shares of the Portfolio are offered in connection with certain variable annuity contracts and variable life insurance policies of various life insurance companies which may or may not be affiliated with ULA. Certain Portfolios are also sold directly to qualified plans. The Portfolios believe that offering their shares in this manner will not be disadvantageous to you.

     ULA may enter into certain arrangements under which it is reimbursed by the Portfolios' advisers, distributors and/or affiliates for the administrative services which it provides to the Portfolios.

     VOTING RIGHTS

     ULA is the legal owner of the Portfolio shares. However, ULA believes that when a Portfolio solicits proxies in conjunction with a shareholder vote, it is required to obtain from you and other affected Contract owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that ULA owns on its own behalf. Should ULA determine that it is no longer required to comply with the above, we will vote the shares in our own right.

SUBSTITUTION

     ULA may be required to substitute one of the Portfolios you have selected with another Portfolio. We would not do this without the prior approval of the Securities and Exchange Commission. We will give you notice of our intention to do this.

TRANSFERS

     During the Accumulation Phase, you can transfer money among the Portfolios, the Fixed Account and the Interest Adjustment Account, after the right to examine contract period is over. During the Accumulation Phase, ULA currently allows you to make as many transfers as you want to each year. However, this product is not designed for professional market timing organizations or other individuals using programmed and frequent transfers. Such activity may be disruptive to a Portfolio. We reserve the right to stop or prohibit these types of transfers if we determine that they could harm a Portfolio.

     If you make more than 12 transfers in a year, there is a transfer fee deducted. The fee is the lesser of $25 per transfer or 2% of the amount transferred. The following applies to any transfer:

     1. The minimum amount which you can transfer is $250 from an Account or your entire value in the Account. This requirement is waived if the transfer is in connection with the Dollar Cost Averaging Program (which is described below).

     2. You cannot make transfers during the right to examine contract period.

     3. The minimum amount which must remain in an Account after a transfer is $500, or $0 if the entire amount in the Account is transferred.

     4. The maximum amount which can be transferred from the Fixed Account to the Portfolios is 25% of the value of your Contract in the Fixed Account in any one Contract year. This requirement is waived if the transfer is made pursuant to the Dollar Cost Averaging or Rebalancing Programs.

     5. The maximum amount which can be transferred from each Guarantee Period in the Interest Adjustment Account to the Portfolios, the Fixed Account or another Guarantee Period of the Interest Adjustment Account is 25% of the value of your Contract in the Interest Adjustment Account as of the beginning of the current Contract year. If there was no Contract value in the Interest Adjustment Account at the beginning of the year, then the transfer is limited to 25% of the Purchase Payment allocated to the Interest Adjustment Account.

     6. We reserve the right, at any time, to terminate, suspend or modify the transfer privileges described above.

     7. You cannot make transfers during the Income Phase.

Telephone Transfers

     You can make transfers by telephone during the Accumulation Phase. We may allow you to authorize someone else to make transfers by telephone on your behalf. If you own the Contract with a Joint Owner, unless ULA is instructed otherwise, ULA will accept telephone instructions from either one of you. ULA will use reasonable procedures to confirm that instructions given us by telephone are genuine. If we do not use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We may tape record all telephone instructions. The telephone privilege may be discontinued at any time.

DOLLAR COST AVERAGING PROGRAM

     The Dollar Cost Averaging Program allows you to systematically transfer a set amount of money on a monthly, quarterly or semi-annual basis from the Money Market Portfolio or the Fixed Account to one or more Portfolios. Transfers to the Fixed Account or Interest Adjustment Account are not permitted under Dollar Cost Averaging. By allocating amounts on a regularly scheduled basis, as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. You may only participate in this program during the Accumulation Phase. The minimum amount which may be transferred is $50 (per Portfolio). We will notify you for instructions if at any time the value of the Money Market Portfolio or the Fixed Account is not sufficient to make the requested transfer.

     All Dollar Cost Averaging transfers will be made at any time prior to the 25th of a calendar month. If you choose this Program, you must participate in it for at least one year.

     If you participate in the Dollar Cost Averaging Program, the transfers made under the Program are not taken into account in determining any transfer fee. You may not participate in the Dollar Cost Averaging Program and the Rebalancing Program at the same time.

     We reserve the right to terminate, suspend or modify the Dollar Cost Averaging Program.

REBALANCING PROGRAM

     Once your money has been invested, the performance of the Portfolios and the earnings from the Fixed Account and Guarantee Periods of the Interest Adjustment Account may cause your allocation to shift. The Rebalancing Program is designed to help you maintain your specified allocation mix among the different Portfolios. You can direct us to readjust your money quarterly, semi-annually or annually to return to your particular percentage allocations. The value of your Contract must be at least $5,000 to have transfers made under this Program. You may not rebalance your money in the Fixed Account or the Interest Adjustment Account.

     If you participate in the Rebalancing Program, the transfers made under the Program are not taken into account in determining any transfer fee. You may not participate in the Rebalancing Program and the Dollar Cost Averaging Program at the same time.

ASSET ALLOCATION PROGRAMS

     ULA understands the importance of having available on a continuous basis advice from a financial adviser regarding your investments in the Contract (asset allocation program). Certain investment advisers have made arrangements with us to make their services available to you. ULA has not made any independent investigation of these advisers and is not endorsing such programs. You may be required to enter into an advisory agreement with your investment adviser. You are responsible for the compensation of the adviser you choose.

     Under certain asset allocation programs, if you are under age 59 1/2, you will be billed for the services of the investment adviser. If you are 59 1/2 or older, ULA will, pursuant to an agreement with you, make a partial withdrawal from the value of your Contract to pay for the services of the investment adviser. If the Contract is Non-Qualified, the withdrawal will be treated like any other distribution and will be includible in gross income for federal tax purposes and, under certain circumstances, may be subject to a tax penalty.

                                   PERFORMANCE

     ULA may periodically advertise performance of the various Portfolios. ULA will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the insurance charges, the contract maintenance charge and the expenses of the Portfolio. It does not reflect the deduction of any applicable contingent deferred sales charge. The deduction of any applicable contingent deferred sales charge would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include average annual total return figures which reflect the deduction of the insurance charges, contract maintenance charge, contingent deferred sales charges and the expenses of the Portfolios.

     Certain Portfolios have been in existence for some time and have investment performance history. However, the Contracts are relatively new. In order to demonstrate how the actual investment experience of the Portfolios may affect your Accumulation Unit values, ULA prepares performance information. The per-formance is based on the performance of the Portfolios, modified to reflect the charges and expenses of your Contract as if it had been in existence for the time periods shown. ULA will also provide standardized total return performance figures for the Accumulation Unit values for the applicable time periods, where available. The information is based upon the historical experience of the Portfolios and does not necessarily represent what your investment would earn in those Portfolios.

     From time to time, we may advertise the Money Market Portfolio's yield and effective yield. ULA may also in the future advertise yield information for one or more of the other Portfolios. If it does, it will provide you with information regarding how yield is calculated. More detailed information regarding how performance is calculated is found in the SAI.

     Any performance advertised will be based on historical data and does not guarantee future results of the Portfolios.

                                    EXPENSES

     There are charges and other expenses associated with the Contract that will reduce your investment return. These charges and expenses are:

INSURANCE CHARGES

     We deduct insurance charges each day. We do this as part of the calculation of the value of the Accumulation Units. The insurance charges are:

     1) the mortality and expense risk charge, and

     2) the administrative charge.

     Mortality and Expense Risk Charge.

     Death Benefit Option 1 (Enhanced Death Benefit Rider). The Mortality and Expense Risk Charge for Contracts with the Enhanced Death Benefit Rider is equal, on an annual basis, to 1.52% of the average daily value of the Contract invested in a Portfolio, after the deduction of expenses.

     Death Benefit Option 2 (Standard Death Benefit). The Mortality and Expense Risk Charge for Contracts with the Standard Death Benefit is equal, on an annual basis, to 1.25% of the average daily value of the Contract invested in a Portfolio, after the deduction of expenses.

     This charge compensates us for all the insurance benefits provided by your Contract (for example, the guarantee of annuity rates in your Contract, the death benefits, certain expenses related to the Contract, and for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the Contract).

     Administrative Charge. This charge is equal, on an annual basis, to .15% of the average daily value of the Contract invested in a Portfolio, after the deduction of expenses. This charge, together with the contract maintenance charge (which is explained below), is for all the expenses associated with the administration of the Contract. Some of these expenses include: preparation of the Contract, confirmations, annual statements, maintenance of Contract records, personnel costs, legal and accounting fees, filing fees, and computer and systems costs.

CONTRACT MAINTENANCE CHARGE

     Every year on the anniversary of the date when your Contract was issued, ULA deducts $30 from your Contract as a contract maintenance charge. During the Accumulation Phase, if the value of your Contract is at least $75,000 when the deduction for the charge is to be made, ULA will not deduct this charge. If you make a complete withdrawal from your Contract, ULA will deduct the contract maintenance charge. During the Income Phase, ULA does not deduct a contract maintenance charge. This charge is for administrative expenses (see above) and cannot be increased.

CONTINGENT DEFERRED SALES CHARGE

     Withdrawals may be subject to a contingent deferred sales charge. During the Accumulation Phase, you can make withdrawals from your Contract (see the "Withdrawals" section). ULA keeps track of each Purchase Payment you make. The amount of the contingent deferred sales charge depends upon how long ULA has had your payment. The charge is calculated at the time of each withdrawal and will be deducted from the value remaining in your Contract. The charge is:

Number of complete years from receipt of                                                                         10 years
  Purchase Payment:                          0      1      2      3      4      5      6      7      8      9    or more
Contingent Deferred Sales Charge:          8.5%   8.0%   7.5%   7.0%   6.5%   6.0%   5.0%   4.0%   3.0%   2.0%      0%

     However, after ULA has had a Purchase Payment for 10 years, there is no charge when you withdraw that Purchase Payment. For purposes of the contingent deferred sales charge, ULA treats withdrawals as coming from the oldest Purchase Payments first. ULA does not assess the contingent deferred sales charge on any payments paid out as Annuity Payments or as death benefits.

     NOTE: For tax purposes, withdrawals are considered to have come from the last money you put into the Contract. Thus, for tax purposes, earnings are considered to come out first.

     Free Withdrawal Amount -- You can make a partial withdrawal without incurring a contingent deferred sales charge of the "free withdrawal amount." The free withdrawal amount is equal to the greater of: (a) earnings, or (b) 10% of remaining Purchase Payments at the beginning of the current year. If your withdrawal is not on a Contract anniversary, the free withdrawal amount is equal to the free withdrawal amount at the beginning of the Contract year less amounts withdrawn without the contingent deferred sales charge during the current Contract year. If you make a complete withdrawal, the free withdrawal amount is not available. Any amounts withdrawn as the free withdrawal amount will not be subject to an Interest Adjustment.

     In addition, in certain states, you can make a total or partial withdrawal and ULA will not deduct the contingent deferred sales charge if you are confined to a skilled nursing home facility for 90 consecutive days after the first Contract year.

REDUCTION OR ELIMINATION OF THE CONTINGENT DEFERRED SALES CHARGE

     ULA may reduce or eliminate the amount of the contingent deferred sales charge when the Contract is sold under circumstances which reduce its sales expenses. Some examples are: if there is a large group of individuals that will be purchasing the Contract or a prospective purchaser already had a relationship with ULA. ULA will not deduct a contingent deferred sales charge under a Contract issued to an officer, director or employee of ULA or any of its affiliates. Any circumstances resulting in the reduction or elimination of the contingent deferred sales charge requires our prior approval.

TRANSFER FEE

     You can make 12 free transfers every year. We measure a year from the day we issue your Contract. If you make more than 12 transfers a year, we will deduct a transfer fee of $25 or 2% of the amount that is transferred, whichever is less, for each additional transfer.

     If the transfer is part of the Dollar Cost Averaging or Rebalancing Programs, it will not count in determining the transfer fee.

PREMIUM TAXES

     Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. ULA is responsible for the payment of these taxes and will make a deduction from the value of your Contract for them. Some of these taxes are due when the Contract is issued, others are due when Annuity Payments begin. It is ULA's current practice to pay any premium taxes when they become payable to the states. Premium taxes generally range from 0% to 4.0%, depending on the state.

INCOME TAXES

     ULA will deduct from the Contract any income taxes which it may incur because of the Contract. Currently, ULA is not making any such deductions.

PORTFOLIO EXPENSES

     There are deductions from and expenses paid out of the assets of the various portfolios which are described in the prospectuses for the Portfolios.

                                      TAXES

Note: ULA has prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice. You should consult your own tax adviser about your own circumstances. ULA has included additional information regarding taxes in the Statement of Additional Information.

ANNUITY CONTRACTS IN GENERAL

     Annuity contracts are a means of setting aside money for future needs -- usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.

     Basically, these rules provide that you will not be taxed on the earnings on the money held in your annuity Contract until you take the money out. This is referred to as Tax Deferral. There are different rules regarding how you will be taxed depending upon how you take the money out and the type of Contract -- Qualified or Non-Qualified (see following sections).

     You, as the Owner, will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal or as Annuity Payments. When you make a withdrawal you are taxed on the amount of the withdrawal that is earnings. For Annuity Payments, different rules apply. A portion of each Annuity Payment you receive will be treated as a partial return of your Purchase Payments and will not be taxed. The remaining portion of the Annuity Payment will be treated as ordinary income. How the Annuity Payment is divided between taxable and non-taxable portions depends upon the period over which the Annuity Payments are expected to be made. Annuity Payments received after you have received all of your Purchase Payments are fully includible in income.

     When a Non-Qualified Contract is owned by a non-natural person (e.g., a corporation or certain other entities other than a trust holding the Contract as an agent for a natural person), the Contract will generally not be treated as an annuity for tax purposes. This means that the Contract may not receive the benefits of Tax Deferral. Income may be taxed as ordinary income every year.

QUALIFIED AND NON-QUALIFIED CONTRACTS

     If you purchase the Contract under a Qualified plan, your Contract is referred to as a Qualified Contract. Examples of Qualified plans are: Individual Retirement Annuities (IRAs), Tax-Sheltered Annuities (sometimes referred to as 403(b) Contracts), pension and profit-sharing plans, which include 401(k) plans and H.R. 10 plans and Section 457 Deferred Compensation Plans.

     If you do not purchase the Contract under a Qualified plan, your Contract is referred to as a Non-Qualified Contract.

WITHDRAWALS -- NON-QUALIFIED CONTRACTS

     If you make a withdrawal from your Contract, the Code treats such a withdrawal as first coming from earnings and then from your Purchase Payments. In most cases, such withdrawn earnings are includible in income.

     The Code also provides that any amount received under an annuity contract which is included in income may be subject to a tax penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts:

    (1) paid on or after the taxpayer reaches age 59 1/2;

    (2) paid after you die;

    (3) paid if the taxpayer becomes totally disabled (as that term is defined in the Code);

    (4) paid in a series of substantially equal payments made annually (or more frequently) for the life or a period not exceeding life expectancy;

    (5) paid under an immediate annuity; or

    (6) which come from purchase payments made prior to August 14, 1982.

WITHDRAWALS -- QUALIFIED CONTRACTS

     The above information describing the taxation of Non-Qualified Contracts does not apply to Qualified Contracts. There are special rules that govern Qualified Contracts. A more complete discussion of withdrawals from Qualified Contracts is contained in the Statement of Additional Information.

WITHDRAWALS -- TAX-SHELTERED ANNUITIES

     The Code limits the withdrawal of amounts attributable to purchase payments made pursuant to a salary reduction agreement by owners from Tax-Sheltered Annuities. Withdrawals can only be made when an owner:

    (1)  reaches age 59 1/2;

    (2) leaves his/her job;

    (3) dies;

    (4) becomes  disabled (as that term is defined in the Code); or

    (5) in the case of hardship. However, in the case of hardship, the owner can only withdraw the purchase payments and not any earnings.

DIVERSIFICATION

     The Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. ULA believes that the Portfolios are being managed so as to comply with the requirements.

     Neither the Code nor the Internal Revenue Service Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not ULA would be considered the owner of the shares of the Portfolios. If you are considered the owner of the shares, it will result in the loss of the favorable tax treatment for the Contract. It is unknown to what extent under federal tax law Contract Owners are permitted to select Portfolios, to make transfers among the Portfolios or the number and type of Portfolios Owners may select from without being considered the owner of the shares. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the Owner of the Contract, could be treated as the owner of the Portfolios.

     Due to the uncertainty in this area, ULA reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.

                                   WITHDRAWALS

     You can  have  access  to the  money  in your  Contract:

    (1) by  making  a withdrawal  (either a partial or a total  withdrawal);

    (2) by receiving Annuity Payments;  or,

    (3) when a death benefit is paid to your Beneficiary.

     Withdrawals can only be made during the Accumulation Phase.

     When you make a complete withdrawal, you will receive the value of the Contract on the day you made the withdrawal:

    *  less  any  applicable  contingent deferred  sales charge,

    *  less any premium tax, and

    *  less any contract  maintenance charge.

    (See "Expenses" for a discussion of the charges.) A withdrawal from the Interest Adjustment Account may be subject to an adjustment.

Partial Withdrawals

     * Any partial withdrawal must be for at least $500 (unless it is made under the Systematic Withdrawal Program, see below).

    * Unless you tell us otherwise, partial withdrawals will be made pro-rata from the Portfolios.

    * ULA requires that after you make a partial withdrawal the value of your Contract must be at least $2,000 and the value of any Account must be at least $500.

    * A partial withdrawal from the Fixed Account or the Interest Adjustment Account is made first from the one year Fixed Account Guarantee Period and then next from the Guarantee Period of the shortest remaining duration and then from the Guarantee Period with the earliest effective date where the Guarantee Periods are of the same duration.

    * A partial withdrawal is taken first from the value of the Contract for which the free withdrawal provision applies and then from the value for which there is no waiver.

     INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.

     There are limits to the amount you can withdraw from a Qualified plan referred to as a 403(b) plan. For a more complete explanation see -- Taxes and the discussion in the SAI.

SYSTEMATIC WITHDRAWAL PROGRAM

     If the value of your Contract is at least $12,000, ULA offers a Program which provides automatic periodic payments to you each year. Systematic withdrawals can be made at any time, including during the first year. You can instruct us how much you want to withdraw under the Program as long as each payment is at least $100. You may terminate systematic withdrawals by giving us thirty (30) days prior written notice. We do not currently charge for systematic withdrawals but reserve the right to charge for them in the future. The contingent deferred sales charge may apply to systematic withdrawals (see "Expenses"). Systematic withdrawals are available for Qualified and Non-Qualified Contracts.

     INCOME  TAXES,  TAX  PENALTIES  AND  CERTAIN   RESTRICTIONS  MAY  APPLY  TO
SYSTEMATIC WITHDRAWALS.

SUSPENSION OF PAYMENTS OR TRANSFERS

     ULA may be required to suspend or postpone payments for withdrawals or transfers for any period when:

     1. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

     2. trading on the New York Stock Exchange is restricted;

     3. an emergency exists as a result of which disposal of the Portfolio shares is not reasonably practicable or ULA cannot reasonably value the Portfolio shares;

     4. during any other period when the Securities and Exchange Commission, by order, so permits for the protection of owners.

     ULA has reserved the right to defer payment for a withdrawal or transfer from the Fixed Account or the Interest Adjustment Account for the period permitted by law but not for more than six months.

                                  DEATH BENEFIT

  Upon Your Death

     If you die during the Accumulation Phase, ULA will pay a death benefit to your Beneficiary (see below). No death benefit is paid during the Income Phase. If you have a Joint Owner, and the Joint Owner dies, the surviving Owner will be considered the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. Joint Owners must be spouses.

  Death Benefit

     You can select Death Benefit Option 1 (Enhanced Death Benefit Rider) or Death Benefit Option 2 (Standard Death Benefit). If you bought your Contract before May 1, 1998, your Contract had Death Benefit Option 1 (Enhanced Death Benefit Rider). On your next Contract anniversary after May 1, 1998, you were given a chance to make a one time only election to choose Death Benefit Option 2 (Standard Death Benefit). In certain states, only Death Benefit Option 1 is available under approved by the Insurance Department in your state (check with your registered representative regarding availability.)

Death Benefit Option 1 (Enhanced Death Benefit Rider)

     If you select Death Benefit Option 1, the death benefit will be the value of your Contract in the Fixed Account and the Interest Adjustment Account plus the greatest of:

     (a) the value of your Contract invested in the Portfolios as of the date ULA receives proof of death and an election for the method of payment; or

     (b) the Purchase Payments you have made which are invested in the Portfolios, less any money taken out and transfers from the Portfolios (and related contingent deferred sales charges and transfer fees) (referred to as "net purchase payments"), increased by 6% per year up to the first Contract anniversary after your 75th birthday (up to a maximum of two times the net purchase payment); or

     (c) the highest reset value up to the date of death. The reset value is the value of your Contract invested in the Portfolios on each 10th Contract anniversary prior to your 85th birthday, plus Purchase Payments you have made after such Contract anniversary and invested in the Portfolios, less any money taken out and transfers from the Portfolios after such anniversary and any related contingent deferred sales charges and transfer fees.

Death Benefit Option 2 (Standard Death Benefit)

     If you select Death Benefit Option 2, the death benefit will be the greater of:

     (a) the Purchase Payments you have made, less any money you have taken out and related contingent deferred sales charges; or

     (b) the value of your Contract on the date we receive both proof of death and an election for the payment method.

     A Beneficiary may request that the death benefit be paid in one of the following ways:

    (1) lump sum payment of the death  benefit;

     (2) payment of the entire death benefit within 5 years of the date of death; or

    (3) payment of the death  benefit  under an Annuity  Option.

The death benefit payable under an Annuity Option must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. Payment must begin within one year of the date of death. Any portion of the death benefit not applied under (3) above within one year of the date of the Owner's death must be distributed within five years of the date of death.

     If the Beneficiary is the spouse of the Owner, he/she can choose to continue the Contract in his/her own name at the then current value, elect a lump sum payment of the death benefit or apply the death benefit to an Annuity Option. Payment to the Beneficiary, other than in a lump sum, may only be elected during the sixty-day period beginning with the date we receive proof of death. If a lump sum payment is elected and all the necessary requirements are met, we will make the payment within seven days.

     If you (or any Joint Owner) die on or after the Income Date and you are not the Annuitant, any payments which are remaining under the Annuity Option selected will continue at least as rapidly as they were being paid at your death. If you die during the Income Phase, the Beneficiary becomes the Owner.

  Death of Annuitant

     If the Annuitant, who is not an Owner or Joint Owner, dies during the Accumulation Phase, you can name a new Annuitant. If a new Annuitant is not named within 30 days of the death of the Annuitant, you will become the Annuitant. However, if the Owner is a non-natural person (e.g., a corporation), then the death or change of the Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.

     If the Annuitant dies on or after the Income Date, the remaining amounts payable, if any, will be as provided for in the Annuity Option selected. The remaining amounts payable will be paid to the Owner at least as rapidly as they were being paid at the Annuitant's death.

                                OTHER INFORMATION

ULA

     United Life & Annuity Insurance Company (ULA) is a stock life insurance company organized in 1955. ULA was originally domiciled in Louisiana. On December 18, 1998, ULA was re-domesticated to Texas. ULA is authorized to conduct business in 47 states, the District of Columbia and Puerto Rico. On July 24, 1996, Pacific Life and Accident Insurance Company (PLAIC) acquired one hundred percent ownership of ULA. PLAIC is a wholly-owned subsidiary of PennCorp Financial Group, Inc.

     On February 21, 1999, PLAIC signed a definitive agreement to sell ULA and its wholly-owned subsidiary, United Variable Services, Inc. to ING America Insurance Holdings Inc. ("ING"). ING's ultimate parent is ING Group, headquartered in the Netherlands. ING Group is one of the largest financial services organizations in the world. ULA anticipates that the sale will be completed on or about April 30, 1999.

Year 2000 Matters

ULA has initiated comprehensive reviews and plans to determine the readiness of its computer systems. These plans include a process which ensures that when a particular system, or software application, is determined to be "non-compliant" the proper steps are in place to remedy the "non-compliance" or cease using the particular system or software.

These plans specifically provide for an inventory of all critical computer systems, testing of such systems and resolution of Year 2000 issues. ULA has identified and made available what it believes are the appropriate resources, hardware, personnel and funds to ensure Year 2000 compliance. It is anticipated that all compliance issues will be resolved on or before December 31, 1999.

ULA will not conclusively know the success of its plan until the Year 2000. Even with appropriate and diligent pursuit of a well-conceived response plan, including testing procedures, there is no certainty that any company will achieve complete success.

THE SEPARATE ACCOUNT

     ULA established a separate account, United Life & Annuity Separate Account One (Separate Account), to hold the assets that underlie the Contracts. Prior to May 1, 1997, the Separate Account was known as United Companies Separate Account One. Our Board of Directors adopted a resolution to establish the Separate Account under Louisiana insurance law on November 2, 1994. ULA has registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into sub-accounts. Each sub-account invests in a portfolio.

     The assets of the Separate Account are held in ULA's name on behalf of the Separate Account and legally belong to ULA. However, those assets that underlie the Contracts, are not chargeable with liabilities arising out of any other business we may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contracts and not against any other Contracts we may issue.

DISTRIBUTION

     United Variable Services, Inc. (UVS), 851 S.W. Sixth Avenue, Suite 800, Portland, OR 97007, acts as the distributor of the Contracts. UVS is a wholly-owned subsidiary of ULA. Commissions will be paid to broker-dealers who sell the Contracts.

FINANCIAL STATEMENTS

     The financial statements of ULA and the Separate Account have been included in the Statement of Additional Information.

                   APPENDIX - CONDENSED FINANCIAL INFORMATION

ACCUMULATION UNIT VALUES

     The following schedule includes Accumulation Unit values for the periods indicated. This data has been taken from the Separate Account's financial statements. This information should be read in conjunction with the Separate Account's financial statements and related notes thereto which appear in the Statement of Additional Information. Chart 1 reflects Contracts with Death Benefit Option 1. Chart 2 reflects Contracts with Death Benefit Option 2.

                                                                                                   PERIOD FROM         PERIOD FROM
 CHART 1:                                                                                         COMMENCEMENT         COMMENCEMENT
                                                   DATE OF                                        OF OPERATIONS FOR    OF OPERATIONS
                                                COMMENCEMENT    FOR YEAR ENDED FOR YEAR ENDED      FOR YEAR ENDED       THROUGH
                                                OF OPERATIONS      12-31-98    12-31-97               12-31-96          12-31-95
                                                -------------   -------------- ----------------     -------------       ------------
ALGER AMERICAN GROWTH SUB-ACCOUNT
 Unit value at beginning of period................. 12/15/95      $13.86        $11.21            $  10.05               $ 10.00
  Unit value at end of period......................               $20.18        $13.86            $  11.21               $ 10.05
  Number of units outstanding at end of period.....              871,098       468,836              223,099                6,521
DREYFUS STOCK INDEX SUB-ACCOUNT
  Unit value at beginning of period................ 12/15/95      $16.00        $12.24            $  10.15               $ 10.00
  Unit value at end of period......................               $20.17        $16.00            $  12.24               $ 10.15
  Number of units outstanding at end of period.....            1,057,803       452,144             161,011                 4,041
DREYFUS GROWTH AND INCOME SUB-ACCOUNT
  Unit value at beginning of period................ 1/2/96        $14.22        $12.44            $  10.48                  N/A
  Unit value at end of period......................               $15.63        $14.22            $  12.44
  Number of units outstanding at end of period.....              605,589       302,332             109,336
FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
SUB-ACCOUNT
  Unit value at beginning of period................ 1/2/96        $11.09
  Unit value at end of period......................               $11.74
  Number of units outstanding at end of period.....              237,976
FEDERATED HIGH INCOME BOND FUND II SUB-ACCOUNT
  Unit value at beginning of period................ 12/15/95      $12.79        $11.42       $  10.16                   $ 10.00
  Unit value at end of period......................               $12.91        $12.79         $11.42                   $ 10.16
  Number of units outstanding at end of period.....              520,480       251,706        163,448                       456
FEDERATED UTILITY FUND II SUB-ACCOUNT
  Unit value at beginning of period................  2/21/96      $14.07        $11.30       $  10.30                     N/A
  Unit value at end of period......................               $15.77        $14.07       $  11.30
  Number of units outstanding at end of period.....              193,281       101,704         37,035
FEDERATED AMERICAN LEADERS FUND II SUB-ACCOUNT
  Unit value at beginning of period................  6/1/98       $ 8.76         N/A             N/A                      N/A
  Unit value at end of period......................               $10.13
  Number of units outstanding at end of period.....               95,071
FEDERATED PRIME MONEY FUND II SUB-ACCOUNT
  Unit value at beginning of period................ 8/31/98       $ 9.84         N/A             N/A                      N/A
  Unit value at end of period......................               $10.20
  Number of units outstanding at end of period.....              329,821
MFS EMERGING GROWTH SUB-ACCOUNT
  Unit value at beginning of period................12/15/95       $14.06        $11.73       $  10.19                   $ 10.00
  Unit value at end of period......................               $18.56        $14.06       $  11.73                   $ 10.19
  Number of units outstanding at end of period.....            1,098,386       570,885        199,515                       100
MFS TOTAL RETURN SUB-ACCOUNT
  Unit value at beginning of period................12/15/95       $13.75        $11.52       $  10.25                   $ 10.00
  Unit value at end of period......................               $15.19        $13.75       $  11.52                   $ 10.25
  Number of units outstanding at end of period.....              952,508       456,676        121,925                     2,346
MFS GROWTH WITH INCOME SUB-ACCOUNT
  Unit value at beginning of period................ 6/3/98        $ 8.78         N/A            N/A                        N/A
  Unit Value at end of period......................               $10.57
  Number of units outstanding at end of period.....              976,562
MFS RESEARCH SUB-ACCOUNT
  Unit value at beginning of period................ 6/2/98        $ 8.81         N/A            N/A                       N/A
  Unit value at end of period......................               $10.45
  Number of units outstanding at end of period.....              127,109
MFS UTILITIES SUB-ACCOUNT
  Unit value at beginning of period................ 6/2/98        $ 9.06         N/A           N/A                        N/A
  Unit value at end of period......................               $10.51
  Number of units outstanding at end of period.....               83,695
SCUDDER INTERNATIONAL, CLASS A SUB-ACCOUNT
  Unit value at beginning of period................12/15/95       $12.24        $11.42            $  10.11              $ 10.00
  Unit value at end of period......................               $14.27        $12.24            $  11.42              $ 10.11
  Number of units outstanding at end of period.....              422,522       259,395             101,078                    6
SCUDDER MONEY MARKET SUB-ACCOUNT
  Unit value at beginning of period................11/28/95       $10.73        $10.37            $  10.04              $ 10.00
  Unit value at end of period......................               $11.10        $10.73            $  10.37              $ 10.04
  Number of units outstanding at end of period.....              606,111       417,429             210,903                7,407
VAN ECK WORLDWIDE HARD ASSETS SUB-ACCOUNT
  Unit value at beginning of period................1/2/96         $11.38        $11.77            $  10.14                N/A
  Unit value at end of period......................               $ 7.73        $11.38            $  11.77
  Number of units outstanding at end of period.....               24,187        23,835               7,122
AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT
  Unit value at beginning of period................6/1/98         $ 8.84          N/A           N/A                        N/A
  Unit value at end of period......................               $10.38
  Number of units outstanding at end of period.....              196,604
AIM V.I. DIVERSIFIED INCOME SUB-ACCOUNT
  Unit value at beginning of period................6/3/98         $ 9.72           N/A                  N/A                  N/A
  Unit value at end of period......................               $ 9.90
  Number of units outstanding at end of period.....               51,420
AIM V.I. GROWTH SUB-ACCOUNT
  Unit value at beginning of period................6/2/98         $ 8.72           N/A                  N/A                  N/A
  Unit value at end of period......................               $11.50
  Number of units outstanding at end of period.....              102,814
AIM V.I. GROWTH AND INCOME SUB-ACCOUNT
  Unit value at beginning of period................6/2/98         $ 8.99           N/A                  N/A                  N/A
  Unit value at end of period......................               $11.29
  Number of units outstanding at end of period.....              122,167
AIM V.I. INTERNATIONAL EQUITY SUB-ACCOUNT
  Unit value at beginning of period................6/16/98        $ 8.66           N/A                  N/A                  N/A
  Unit value at end of period......................               $ 9.84
  Number of units outstanding at end of period.....              114,030
MORGAN STANLEY DEAN WITTER EMERGING MARKETS DEBT SUB-ACCOUNT
  Unit value at beginning of period................9/18/98        $ 9.59           N/A                  N/A                  N/A
  Unit value at end of period......................               $ 6.75
  Number of units outstanding at end of period.....               10,208
MORGAN STANLEY DEAN WITTER EQUITY GROWTH SUB-ACCOUNT
  Unit value at beginning of period................6/2/98         $ 8.83           N/A                  N/A                  N/A
  Unit value at end of period......................               $10.34
  Number of units outstanding at end of period.....               40,838
MORGAN STANLEY DEAN WITTER GLOBAL EQUITY SUB-ACCOUNT
  Unit value at beginning of period................6/15/98        $ 8.82           N/A                  N/A                  N/A
  Unit value at end of period......................               $ 9.82
  Number of units outstanding at end of period.....              121,267
MORGAN STANLEY DEAN WITTER HIGH-YIELD SUB-ACCOUNT
  Unit value at beginning of period................6/16/98        $ 9.65           N/A                  N/A                  N/A
  Unit value at end of period......................               $ 9.95
  Number of units outstanding at end of period.....              138,827
MORGAN STANLEY DEAN WITTER VALUE SUB-ACCOUNT
  Unit value at beginning of period................6/1/98         $ 9.19           N/A                  N/A                  N/A
  Unit value at end of period......................               $ 8.85
  Number of units outstanding at end of period.....               64,497
AMT GUARDIAN SUB-ACCOUNT
  Unit value at beginning of period................6/2/98         $ 7.21           N/A                  N/A                  N/A
  Unit value at end of period......................               $ 9.34
  Number of units outstanding at end of period.....               41,940
AMT LIMITED MATURITY BOND SUB-ACCOUNT
  Unit value at beginning of period................9/4/98         $ 9.88           N/A                  N/A                  N/A
  Unit value at end of period......................               $10.14
  Number of units outstanding at end of period.....                2,059
AMT MID-CAP GROWTH SUB-ACCOUNT
  Unit value at beginning of period................6/2/98         $ 8.26           N/A                  N/A                  N/A
  Unit value at end of period......................               $11.32
  Number of units outstanding at end of period.....               33,595
AMT PARTNERS SUB-ACCOUNT
  Unit value at beginning of period................6/1/98         $ 9.09           N/A                  N/A                  N/A
  Unit value at end of period......................               $ 9.31
  Number of units outstanding at end of period.....               35,832
WARBURG PINCUS FIXED INCOME SUB-ACCOUNT
  Unit value at beginning of period................8/6/98         $ 9.88           N/A                  N/A                  N/A
  Unit value at end of period......................               $10.50
  Number of units outstanding at end of period.....              207,482
WARBURG PINCUS INTERNATIONAL EQUITY SUB-ACCOUNT
  Unit value at beginning of period................6/15/98        $ 8.60           N/A                  N/A                  N/A
  Unit value at end of period......................               $ 8.91
  Number of units outstanding at end of period.....                8,207
WARBURG PINCUS POST-VENTURE CAPITAL SUB-ACCOUNT
  Unit value at beginning of period................6/22/98        $ 8.61           N/A                  N/A                  N/A
  Unit value at end of period......................               $ 9.02
  Number of units outstanding at end of period.....                6,957



CHART 2:
                                                                 FOR YEAR ENDED
                                                                   12-31-98
                                                                ---------------
ALGER AMERICAN GROWTH SUB-ACCOUNT
 Unit value at beginning of period................. 12/15/95            $ 8.55
  Unit value at end of period......................                     $12.49
  Number of units outstanding at end of period.....                    871,098
DREYFUS STOCK INDEX SUB-ACCOUNT
  Unit value at beginning of period................ 12/15/95            $ 8.74
  Unit value at end of period......................                     $11.05
  Number of units outstanding at end of period.....                  1,057,803
DREYFUS GROWTH AND INCOME SUB-ACCOUNT
  Unit value at beginning of period................ 1/2/96              $ 8.94
  Unit value at end of period......................                     $ 9.90
  Number of units outstanding at end of period.....                    605,589
FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
SUB-ACCOUNT
  Unit value at beginning of period................ 1/2/96              $ 9.84
  Unit value at end of period......................                     $10.45
  Number of units outstanding at end of period.....                    237,976
FEDERATED HIGH INCOME BOND FUND II SUB-ACCOUNT
  Unit value at beginning of period................ 12/15/95            $ 9.69
  Unit value at end of period......................                     $ 9.82
  Number of units outstanding at end of period.....                    520,480
FEDERATED UTILITY FUND II SUB-ACCOUNT
  Unit value at beginning of period................ 2/21/96             $ 9.69
  Unit value at end of period......................                     $10.89
  Number of units outstanding at end of period.....                    193,281
FEDERATED AMERICAN LEADERS FUND II SUB-ACCOUNT
  Unit value at beginning of period................ 7/15/98             $ 8.76
  Unit value at end of period......................                     $10.15
  Number of units outstanding at end of period.....                     95,071
FEDERATED PRIME MONEY FUND II SUB-ACCOUNT
  Unit value at beginning of period................ 8/17/98             $ 9.84
  Unit value at end of period......................                     $10.22
  Number of units outstanding at end of period.....                    329,821
MFS EMERGING GROWTH SUB-ACCOUNT
  Unit value at beginning of period................12/15/95             $ 8.43
  Unit value at end of period......................                     $11.15
  Number of units outstanding at end of period.....                  1,098,386
MFS TOTAL RETURN SUB-ACCOUNT
  Unit value at beginning of period................12/15/95             $ 9.34
  Unit value at end of period......................                     $10.35
  Number of units outstanding at end of period.....                    952,508
MFS GROWTH WITH INCOME SUB-ACCOUNT
  Unit value at beginning of period................8/14/98              $ 8.78
  Unit value at end of period......................                     $10.59
  Number of units outstanding at end of period.....                     92,389
MFS RESEARCH SUB-ACCOUNT
  Unit value at beginning of period................7/7/98               $ 8.80
  Unit value at end of period......................                     $10.47
  Number of units outstanding at end of period.....                    127,109
MFS UTILITIES SUB-ACCOUNT
  Unit value at beginning of period................7/20/98              $ 9.05
  Unit value at end of period......................                     $10.53
  Number of units outstanding at end of period.....                     83,695
SCUDDER INTERNATIONAL, CLASS A SUB-ACCOUNT
  Unit value at beginning of period................12/15/95             $ 8.62
  Unit value at end of period......................                     $10.07
  Number of units outstanding at end of period.....                    422,522
SCUDDER MONEY MARKET SUB-ACCOUNT
  Unit value at beginning of period................11/28/95             $ 9.88
  Unit value at end of period......................                     $10.24
  Number of units outstanding at end of period.....                    606,111
VAN ECK WORLDWIDE HARD ASSETS SUB-ACCOUNT
  Unit value at beginning of period................1/2/96               $10.07
  Unit value at end of period......................                     $ 6.85
  Number of units outstanding at end of period.....                     24,187
AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT
  Unit value at beginning of period................7/7/98               $ 8.84
  Unit value at end of period......................                     $10.40
  Number of units outstanding at end of period.....                    196,604
AIM V.I. DIVERSIFIED INCOME SUB-ACCOUNT
  Unit value at beginning of period................7/7/98               $ 9.71
  Unit value at end of period......................                     $ 9.92
  Number of units outstanding at end of period.....                     51,420
AIM V.I. GROWTH SUB-ACCOUNT
  Unit value at beginning of period................7/7/98               $ 8.71
  Unit value at end of period......................                     $11.53
  Number of units outstanding at end of period.....                    102,814
AIM V.I. GROWTH AND INCOME SUB-ACCOUNT
  Unit value at beginning of period................7/15/98              $ 8.98
  Unit value at end of period......................                     $11.31
  Number of units outstanding at end of period.....                    122,167
AIM V.I. INTERNATIONAL EQUITY SUB-ACCOUNT
  Unit value at beginning of period................8/13/98              $ 8.65
  Unit value at end of period......................                     $ 9.85
  Number of units outstanding at end of period.....                    114,030
MORGAN STANLEY DEAN WITTER EMERGING MARKETS DEBT SUB-ACCOUNT
  Unit value at beginning of period................7/17/98              $ 9.58
  Unit value at end of period......................                     $ 6.77
  Number of units outstanding at end of period.....                     10,208
MORGAN STANLEY DEAN WITTER EQUITY GROWTH SUB-ACCOUNT
  Unit value at beginning of period................7/7/98               $ 8.83
  Unit value at end of period......................                     $10.36
  Number of units outstanding at end of period.....                     40,838
MORGAN STANLEY DEAN WITTER GLOBAL EQUITY SUB-ACCOUNT
  Unit value at beginning of period................7/6/98               $ 8.81
  Unit value at end of period......................                     $ 9.84
  Number of units outstanding at end of period.....                    121,267
MORGAN STANLEY DEAN WITTER HIGH-YIELD SUB-ACCOUNT
  Unit value at beginning of period................7/15/98              $ 9.65
  Unit value at end of period......................                     $ 9.97
  Number of units outstanding at end of period.....                    138,827
MORGAN STANLEY DEAN WITTER VALUE SUB-ACCOUNT
  Unit value at beginning of period................7/29/98              $ 9.18
  Unit value at end of period......................                     $ 8.87
  Number of units outstanding at end of period.....                     64,497
AMT GUARDIAN SUB-ACCOUNT
  Unit value at beginning of period................7/20/98              $ 7.20
  Unit value at end of period......................                     $ 9.36
  Number of units outstanding at end of period.....                     41,940
AMT LIMITED MATURITY BOND SUB-ACCOUNT
  Unit value at beginning of period................10/5/98              $ 9.87
  Unit value at end of period......................                     $10.16
  Number of units outstanding at end of period.....                      2,056
AMT MID-CAP GROWTH SUB-ACCOUNT
  Unit value at beginning of period................7/20/98              $ 8.26
  Unit value at end of period......................                     $11.34
  Number of units outstanding at end of period.....                     33,595
AMT PARTNERS SUB-ACCOUNT
  Unit value at beginning of period................7/10/98              $ 9.08
  Unit value at end of period......................                     $ 9.33
  Number of units outstanding at end of period.....                     35,832
WARBURG PINCUS FIXED INCOME SUB-ACCOUNT
  Unit value at beginning of period................7/17/98              $ 9.87
  Unit value at end of period......................                     $10.52
  Number of units outstanding at end of period.....                    207,482
WARBURG PINCUS INTERNATIONAL EQUITY SUB-ACCOUNT
  Unit value at beginning of period................9/1/98               $ 8.60
  Unit value at end of period......................                     $ 8.93
  Number of units outstanding at end of period.....                      8,207
WARBURG PINCUS POST-VENTURE CAPITAL SUB-ACCOUNT
  Unit value at beginning of period................7/7/98               $ 8.61
  Unit value at end of period......................                     $ 9.04
  Number of units outstanding at end of period.....                      6,957




          TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Company
Independent Auditors
Legal Opinions
Distributor
Reduction or Elimination of the Contingent Deferred Sales
  Charge
Yield Calculation For Money Market Portfolio
Calculation of Performance Information
Federal Tax Status
Annuity Provisions
Financial Statements


Please send me, at no charge, the Statement of Additional Information dated April 30, 1999 for the SpectraDirect Fixed and Variable Annuity Contract issued by United Life & Annuity Insurance Company.

               (Please print or type and fill in all information)

     ----------------------------------------------------------------------
     Name

     ----------------------------------------------------------------------
     Address

     ----------------------------------------------------------------------
     City                           State                          Zip Code

ULV-AD-4009SD (5/98)

--------------------------------------   -------------------
--------------------------------------   Put stamp here
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                                         not deliver mail
                                         without postage.
                                         -------------------

                          United Life & Annuity Insurance Company
                          Variable Annuity Service Center
                          851 SW Sixth Avenue, Suite 800
                          Portland, OR 97204-1346

This prospectus is not an offering of the securities in any state, country, or jurisdiction in which we are not authorized to sell the Contracts. You should rely only on the information contained in this prospectus or that we have referred you to. We have not authorized anyone to provide you with information that is different.






Issued by:

UNITED LIFE & ANNUITY INSURANCE COMPANY


Distributed by United Variable Services, Inc., Member NASD





                                     PART B

                        STATEMENT OF ADDITIONAL INFORMATION

                INDIVIDUAL AND GROUP FIXED AND VARIABLE DEFERRED
                                ANNUITY CONTRACTS

                                    ISSUED BY

                   UNITED LIFE & ANNUITY SEPARATE ACCOUNT ONE


                                      AND

                    UNITED LIFE & ANNUITY INSURANCE COMPANY


THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED APRIL 30, 1999, FOR THE INDIVIDUAL AND GROUP FIXED AND VARIABLE DEFERRED ANNUITY CONTRACTS WHICH ARE REFERRED TO HEREIN.

THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS CALL OR WRITE THE COMPANY AT: UNITED LIFE & ANNUITY INSURANCE COMPANY, 851 SIXTH AVENUE, SUITE 800, PORTLAND, OR 97204-1346.

THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED APRIL 30, 1999.



                               TABLE OF CONTENTS

                                                              PAGE
                                                              ----
Company.....................................................
Independent Auditors........................................
Legal Opinions..............................................
Distributor.................................................
Reduction or Elimination of the Contingent Deferred Sales
  Charge....................................................
Yield Calculation For Money Market Portfolio................
Calculation of Performance Information......................
Federal Tax Status..........................................
Annuity Provisions..........................................
Financial Statements........................................


                                     COMPANY

     United Life & Annuity Insurance Company ("ULA" or the "Company") is a stock life insurance company organized in 1955. ULA was originally domiciled in Louisiana and was re-domesticated to Texas on December 18, 1998. ULA is licensed to do business in 47 states, the District of Columbia and Puerto Rico. On or about May 1, 1997, ULA changed its name from United Companies Life Insurance Company to its present name.

     On July 24, 1996, Pacific Life and Accident Insurance Company ("PLAIC") acquired one hundred percent ownership of the Company from United Companies Financial Corporation, including its wholly-owned subsidiary United Variable Services, Inc., a registered broker-dealer which acts as the principal underwriter of the Contracts issued by the Company. PLAIC is a wholly-owned life insurance subsidiary of PennCorp Financial Group, Inc.

     On February 21, 1999, PLAIC signed a definitive agreement to sell ULA and its wholly-owned subsidiary, United Variable Services, Inc. to ING America Insurance Holdings Inc. ("ING"). ING's ultimate parent is ING Group, headquartered in the Netherlands. ING Group is one of the largest financial services organizations in the world. ULA anticipates that the sale will be completed on or about April 30, 1999.

                              INDEPENDENT AUDITORS

     The consolidated financial statements and financial statement schedules of United Life & Annuity Insurance Company and subsidiary as of December 31,
1998 and 1997 and for the years ended December 31, 1998, and 1997 and the periods from July 24, 1996 to December 31, 1996 (Successor period) and
January 1, 1996 to July 23, 1996 (Predecessor period) and the financial statements of United Life & Annuity Separate Account One as of December 31, 1998 and for the year then ended have been audited by KPMG Peat Marwick LLP, independent auditors, as stated in their reports appearing herein.

                                 LEGAL OPINIONS

     Blazzard, Grodd & Hasenauer, P.C., Westport, Connecticut has provided advice on certain matters relating to the federal securities and income tax laws in connection with the Contracts.

                                   DISTRIBUTOR

     United Variable Services, Inc., a wholly-owned subsidiary of the Company, acts as the distributor. The offering is on a continuous basis.

        REDUCTION OR ELIMINATION OF THE CONTINGENT DEFERRED SALES CHARGE

     The amount of the Contingent Deferred Sales Charge on the Contracts may be reduced or eliminated when sales of the Contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to a reduction of the Contingent Deferred Sales Charge will be determined by the Company after examination of the following factors: 1) the size of the group; 2) the total amount of purchase payments expected to be received from the group; 3) the nature of the group for which the Contracts are purchased, and the persistency expected in that group; 4) the purpose for which the Contracts are purchased and whether that purpose makes it likely that expenses will be reduced; and 5) any other circumstances which the Company believes to be relevant to determining whether reduced sales or administrative expenses may be expected. None of the reductions in charges for sales is contractually guaranteed.

     The Contingent Deferred Sales Charge will be eliminated when the Contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will any reduction or elimination of the Contingent Deferred Sales Charge be permitted where the reduction or elimination will be unfairly discriminatory to any person.

                  YIELD CALCULATION FOR MONEY MARKET PORTFOLIO

     The Money Market Portfolio will calculate its current yield based upon the seven days ended on the date of calculation. For the seven calendar days ended December 31, 1998, the annualized yield of the Money Market Portfolio was 3.44% for Contracts with Death Benefit Option 1 and 3.72% for Contracts with Death Benefit Option 2.

     The current yield of the Money Market Portfolio is computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing Owner account having a balance of one Accumulation Unit of the Portfolio at the beginning of the period, subtracting the Mortality and Expense Risk Charge, the Administrative Charge and the Contract Maintenance Charge, dividing the difference by the value of the account at the beginning of the same period to obtain the base period return and multiplying the result by (365/7).

     The Money Market Portfolio computes its effective compound yield according to the method prescribed by the Securities and Exchange Commission. The effective yield reflects the reinvestment of net income earned daily on Money Market Portfolio assets. For the seven calendar days ended December 31, 1998, the effective yield of the Money Market Portfolio was 3.28% for Contracts with Death Benefit Option 1 and 3.55% for Contracts with Death Benefit Option 2.

     Net investment income for yield quotation purposes will not include either realized capital gains and losses or unrealized appreciation and depreciation, whether reinvested or not.

     The yields quoted should not be considered a representation of the yield of the Money Market Portfolio in the future since the yield is not fixed. Actual yields will depend not only on the type, quality and maturities of the investments held by the Money Market Portfolio and changes in the interest rates on such investments, but also on changes in the Money Market Portfolio's expenses during the period.

     Yield information may be useful in reviewing the performance of the Money Market Portfolio and for providing a basis for comparison with other investment alternatives. However, the Money Market Portfolio's yield fluctuates, unlike bank deposits or other investments which typically pay a fixed yield for a stated period of time.

                       CALCULATION OF PERFORMANCE INFORMATION

     From time to time, the Company may advertise performance data as described in the Prospectus. Any such advertisement will include total return figures for the time periods indicated in the advertisement. There will be different total return figures. One set will reflect the deduction of a 1.52% Mortality and Expense Risk Charge, a .15% Administrative Charge, the expenses for the under-lying Portfolio being advertised and any applicable Contract Maintenance Charge. Another set will reflect the deduction of a 1.25% Mortality and Expense Risk Charge, a .15% Administrative Charge, the expenses of the underlying Portfolio being advertised and any applicable Contract Maintenance Charge. Any such advertisement will also include average annual total returns for the time periods indicated in the advertisement and will reflect the deduction of the Mortality and Expense Risk Charge, the Administrative Charge, the Contract Maintenance Charge, the Contingent Deferred Sales Charge and the expenses for the underlying Portfolio being advertised.

     The hypothetical value of a Contract purchased for the time periods described in the advertisement will be determined by using the actual Accumulation Unit values for an initial $1,000 purchase payment, and deducting any applicable contract maintenance charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:

                                        n
                               P (1 + T)    = ERV

Where:
P      =   a hypothetical initial payment of $1,000
T      =   average annual total return
n      =   number of years
ERV    =   ending redeemable value at the end of the time periods used
           (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the time periods used.

     In addition to total return data, the Company may include yield information in its advertisements. For each Portfolio (other than the Money Market Portfolio) for which the Company will advertise yield, it will show a yield quotation based on a 30 day (or one month) period ended on the date of the most recent balance sheet of the Separate Account included in the registration statement, computed by dividing the net investment income per Accumulation Unit earned during the period by the maximum offering price per Unit on the last day of the period, according to the following formula:

                         Yield = 2 [(a - b + 1) 6 -1]
                                    -------
                                      cd

Where:  a    =    Net investment income earned during the period by the
                  Portfolio attributable to shares owned by the Sub-Account.
        b    =    Expenses accrued for the period (net of reimbursements).
        c    =    The average daily number of Accumulation Units outstanding during the period.
        d    =    The maximum offering price per Accumulation Unit on the last day of the period.

     The Company may also advertise performance data which will be computed on a different basis.

PERFORMANCE INFORMATION

     The Sub-Accounts of the Separate Account are relatively new and therefore have little or no meaningful investment performance history. However, certain corresponding Portfolios have been in existence for some time and consequently have investment performance history. In order to demonstrate how the actual investment experience of the Portfolios affects Accumulation Unit values, the following performance information was developed. The information is based upon the historical experience of the Portfolios and is for the periods shown. There is also standardized performance shown based on the historical performance of the Portfolios for the periods commencing from the date on which a Sub-Account first invested in the Portfolio (Charts 5 and 6 below).

     Actual performance will vary and the results shown are not necessarily representative of future results. Performance for periods ending after those shown may vary substantially from the examples shown below. The charts below show the performance of the Accumulation Units calculated for a specified period of time assuming an initial Purchase Payment of $1,000 allocated to each Portfolio and a deduction of charges and deductions (see "Expenses" in the Prospectus for more information). The percentage increases are determined by subtracting the initial Purchase Payment from the ending value and dividing the remainder by the beginning value.

There are six charts of performance below. Charts 1-4 reflect performance based on the historical experience of the Portfolios. Charts 5 and 6 reflect standardized performance from the date on which a Sub-Account first invested in the Portfolio.

  * Chart 1 reflects the deduction of all fees and expenses for Contracts with Death Benefit Option 1.

  * Chart 2 reflects the deduction of all fees and expenses for Contracts with Death Benefit Option 2.

  * Chart 3 reflects the deduction of all fees and expenses except the CDSC, for Contracts with Death Benefit Option 1.

  * Chart 4 reflects deduction of all fees and expenses, except the CDSC, for Contracts with Death Benefit Option 2.

  * Chart 5 reflects the average annual total return for periods ending December 31, 1998 for Contracts with Death Benefit Option 1.

  * Chart 6 reflects the average annual total return for the periods ending December 31, 1998 for Contracts with Death Benefit Option 2.

For the Periods Ended 12/31/98:
                                     CHART 1

(reflects the deduction of all fees and expenses for Contracts with Death Benefit Option 1 )


                                                                                        SINCE     PORTFOLIO
                                                                                      PORTFOLIO   INCEPTION
                                            1 YEAR   3 YEARS   5 YEARS    10 YEARS    INCEPTION     DATE
                                            ------   -------   -------    --------    ---------   ---------
AIM V.I. Capital Appreciation Fund........   9.35%   12.59%    14.33%                  16.04%       5/5/93
AIM V.I. Diversified Income Fund..........  -6.13%    3.76%     4.36%                   4.76%       5/5/93
AIM V.I. Growth Fund......................  23.90%   22.52     18.80%                  18.37%       5/5/93
AIM V.I. Growth and Income Fund...........  17.57%   20.75%                            19.74%       5/2/94
AIM V.I. International Equity Fund........   5.58%   10.25%     8.63%                  10.84%       5/5/93
Alger American Growth.....................  37.62%   24.61%    18.44%                  18.49%       9/9/89
AMT Guardian..............................  21.60%                                     23.74%      11/3/97
AMT Limited Maturity Bond.................  -5.34%    1.16%     2.37%       5.02%       6.12%      9/10/84
AMT Mid-Cap Growth........................  28.98%                                     43.65%      11/3/97
AMT Partners..............................  -5.52%   17.34%                            16.99%      3/22/94
Dreyfus VIF Growth and Income.............   1.96%   12.34%                            18.02%       5/2/94
Dreyfus Stock Index.......................  18.09%   23.88%    15.80%                  10.18%      9/29/89
Federated American Leaders Fund II........   7.60%   19.54%                            16.85%      2/10/94
Federated High Income Bond II.............  -7.00%    6.26%                             3.03%       3/1/94
Federated Fund for U.S. Government
  Securities II...........................  -2.12%    2.87%                             2.02%      3/28/94
Federated Prime Money Fund II.............  -4.38%    2.35%                             3.47%     11/18/94
Federated Utility II......................   4.06%   13.12%                             9.71%      2/10/94
MFS Emerging Growth.......................  23.94%   20.56%                            22.76%      7/24/95
MFS Growth With Income....................  12.30%   21.85%                            22.52%      10/9/95
MFS Research..............................  10.65%   18.64%                            19.46%      7/26/95
MFS Total Return..........................   2.47%   12.10%                            15.55%       1/3/95
MFS Utilities.............................   8.11%   18.94%                            22.38%       1/3/95
Morgan Stanley Dean Witter Emerging
  Markets Debt............................ -37.58%                                    -26.44%      6/16/97
Morgan Stanley Dean Witter Equity Growth..   9.09%                                     20.62%       1/2/97
Morgan Stanley Dean Witter Global Equity..   3.42%                                     11.19%       1/2/97
Morgan Stanley Dean Witter High-Yield.....  -4.93%                                      3.49%       1/2/97
Morgan Stanley Dean Witter Value.......... -11.67%                                      3.27%       1/2/97
Scudder International.....................   8.53%    9.98%     7.32%       9.10%       7.79%       5/1/87
Scudder Money Market......................  -4.38%   -3.46%    -2.67%       3.65%                  7/16/85
Van Eck Worldwide Hard Assets............. -40.11%  -12.29%    -6.89%                  -0.45%       9/1/89
Warburg Pincus Fixed Income...............  -1.71%                                      3.58%      3/31/97
Warburg Pincus International Equity.......  -4.40%    0.23%                             2.11%      6/30/95
Warburg Pincus Post-Venture Capital.......  -3.25%                                      2.61%      9/30/96

                                     CHART 2

          (reflects the deduction of all fees and expenses for Contracts with
                               Death Benefit Option 2)



                                                                                        SINCE     PORTFOLIO
                                                                                      PORTFOLIO   INCEPTION
                                            1 YEAR   3 YEARS   5 YEARS    10 YEARS    INCEPTION     DATE
                                            ------   -------   -------    --------    ---------   ---------
AIM V.I. Capital Appreciation Fund........   9.67%   12.91%    14.65%                  16.36%       5/5/93
AIM V.I. Diversified Income Fund..........  -5.86%    4.06%     4.65%                   5.08%       5/5/93
AIM V.I. Growth Fund......................  24.26%   22.87%    19.13%                  18.70%       5/5/93
AIM V.I. Growth and Income Fund...........  17.91%   21.09%                            20.07%       5/2/94
AIM V.I. International Equity Fund........   5.88%   10.56%     8.94%                  11.15%       5/5/93
Alger American Growth.....................  38.02%   24.96%    18.77%                  18.81%       1/9/89
AMT Guardian..............................  21.95%                                     24.10%      11/3/97
AMT Limited Maturity Bond.................  -5.06%    1.46%     2.66%       5.30%       6.40%      9/10/84
AMT Mid-Cap Growth........................  29.35%                                     44.06%      11/3/97
AMT Partners..............................  -5.24%   17.67%                            17.32%      3/22/94
Dreyfus VIF Growth and Income.............   2.26%   12.66%                            18.34%       5/2/94
Dreyfus Stock Index.......................  18.43%   24.22%    16.12%                  10.48%      9/29/89
Federated American Leaders Fund II........   7.92%   19.88%                            17.18%      2/10/94
Federated High Income Bond II.............  -6.73%    6.57%                             3.33%       3/1/94
Federated Fund for U.S. Government
  Securities II...........................  -1.84%    3.17%                             2.31%      3/28/94
Federated Prime Money Fund II.............  -4.18%    2.44%                             3.54%     11/18/94
Federated Utility II......................   4.37%   13.44%                            10.02%      2/10/94
MFS Emerging Growth.......................  24.30%   20.90%                            23.10%      7/24/95
MFS Growth With Income....................  12.63%   22.19%                            22.87%      10/9/95
MFS Research..............................  10.97%   18.98%                            19.97%      7/26/95
MFS Total Return..........................   2.77%   12.42%                            15.88%       1/3/95
MFS Utilities.............................   8.42%   19.27%                            22.72%       1/3/95
Morgan Stanley Dean Witter Emerging
  Markets Debt............................ -37.39%                                    -26.21%      6/16/97
Morgan Stanley Dean Witter Equity Growth..   9.41%                                     20.96%       1/2/97
Morgan Stanley Dean Witter Global Equity..   3.72%                                     11.51%       1/2/97
Morgan Stanley Dean Witter High-Yield.....  -4.65%                                      3.79%       1/2/97
Morgan Stanley Dean Witter Value.......... -11.41%                                      3.57%       1/2/97
Scudder International.....................   8.84%   10.29%     7.63%       9.40%       8.09%       5/1/87
Scudder Money Market......................  -4.11%   -3.19%    -2.40%       3.92%                  7/16/85
Van Eck Worldwide Hard Assets............. -39.93%  -12.03%    -6.61%                  -0.17%       9/1/89
Warburg Pincus Fixed Income...............  -1.42%                                      3.88%      3/31/97
Warburg Pincus International Equity.......  -4.12%    0.52%                             2.41%      6/30/95
Warburg Pincus Post-Venture Capital.......  -2.97%                                      2.91%      9/30/96



                                     CHART 3
       (reflects the deduction of all fees and expenses, except the CDSC, for Contracts with Death Benefit Option 1)

                                                                                        SINCE     PORTFOLIO
                                                                                      PORTFOLIO   INCEPTION
                                            1 YEAR   3 YEARS   5 YEARS    10 YEARS    INCEPTION     DATE
                                            ------   -------   -------    --------    ---------   ---------
AIM V.I. Capital Appreciation Fund........  17.35%   14.40%    15.02%                  16.56%       5/5/93
AIM V.I. Diversified Income Fund..........   1.87%    5.88%     5.35%                   5.60%       5/5/93
AIM V.I. Growth Fund......................  31.90%   24.06%    19.40%                  18.85%       5/5/93
AIM V.I. Growth and Income Fund...........  25.57%   22.33%                            20.45%       5/2/94
AIM V.I. International Equity Fund........  13.58%   12.14%     9.48%                  11.49%       5/5/93
Alger American Growth.....................  45.62%   26.10%    19.04%                  18.53%       1/9/89
AMT Guardian..............................  29.60%                                     30.39%      11/3/97
AMT Limited Maturity Bond.................   2.66%    3.39%     3.44%       5.02%       6.12%      9/10/84
AMT Mid-Cap Growth........................  36.98%                                     50.15%      11/3/97
AMT Partners..............................   2.48%   19.01%                            17.74%      3/22/94
Dreyfus VIF Growth and Income.............   9.96%   14.16%                            18.77%       5/2/94
Dreyfus Stock Index.......................  26.09%   25.38%    16.46%                  10.28%      9/29/89
Federated American Leaders Fund II........  15.60%   21.15%                            17.57%      2/10/94
Federated High Income Bond II.............   1.00%    8.29%                             4.21%       3/1/94
Federated Fund for U.S. Government
  Securities II...........................   5.88%    5.03%                             3.26%      3/28/94
Federated Prime Money Fund II.............   3.62%    4.53%                             4.86%     11/18/94
Federated Utility II......................  12.06%   14.92%                            10.62%      2/10/94
MFS Emerging Growth.......................  31.94%   22.14%                            23.98%      7/24/95
MFS Growth With Income....................  20.30%   23.40%                            23.89%      10/9/95
MFS Research..............................  18.65%   20.28%                            20.77%      7/26/95
MFS Total Return..........................  10.47%   13.93%                            16.67%       1/3/95
MFS Utilities.............................  16.11%   20.57%                            23.32%       1/3/95
Morgan Stanley Dean Witter Emerging
  Markets Debt............................ -29.58%                                    -20.44%      6/16/97
Morgan Stanley Dean Witter Equity Growth..  17.09%                                     23.91%       1/2/97
Morgan Stanley Dean Witter Global Equity..  11.42%                                     14.74%       1/2/97
Morgan Stanley Dean Witter High-Yield.....   3.07%                                      7.30%       1/2/97
Morgan Stanley Dean Witter Value..........  -3.67%                                      7.09%       1/2/97
Scudder International.....................  16.53%   11.88%     8.21%       9.10%       7.79%       5/1/87
Scudder Money Market......................   3.62%    3.54%     3.33%       3.65%                  7/16/85
Van Eck Worldwide Hard Assets............. -32.11%   -9.36%    -5.34%                  -0.23%       9/1/89
Warburg Pincus Fixed Income...............   6.29%                                      7.96%      3/31/97
Warburg Pincus International Equity.......   3.60%    2.50%                             3.97%      6/30/95
Warburg Pincus Post-Venture Capital.......   4.75%                                      5.78%      9/30/96



                                     CHART 4
           (reflects the deduction of all fees and expenses, except the
                 CDSC, for Contracts with Death Benefit Option 2)

                                                                                        SINCE     PORTFOLIO
                                                                                      PORTFOLIO   INCEPTION
                                            1 YEAR   3 YEARS   5 YEARS    10 YEARS    INCEPTION     DATE
                                            ------   -------   -------    --------    ---------   ---------
AIM V.I. Capital Appreciation Fund........  17.67%   14.71%    15.33%                  16.88%       5/5/93
AIM V.I. Diversified Income Fund..........   2.14%    6.17%     5.64%                   5.89%       5/5/93
AIM V.I. Growth Fund......................  32.26%   24.39%    19.72%                  19.17%       5/5/93
AIM V.I. Growth and Income Fund...........  25.91%   22.66%                            20.78%       5/2/94
AIM V.I. International Equity Fund........  13.88%   12.44%     9.78%                  11.79%       5/5/93
Alger American Growth.....................  46.02%   26.44%    19.36%                  18.85%       1/9/89
AMT Guardian..............................  29.95%                                     30.74%      11/3/97
AMT Limited Maturity Bond.................   2.94%    3.67%     3.72%       5.30%       6.40%      9/10/84
AMT Mid-Cap Growth........................  37.35%                                     50.56%      11/3/97
AMT Partners..............................   2.76%   19.33%                            18.06%      3/22/94
Dreyfus VIF Growth and Income.............  10.26%   14.46%                            19.09%       5/2/94
Dreyfus Stock Index.......................  26.43%   25.72%    16.77%                  10.57%      9/29/89
Federated American Leaders Fund II........  15.92%   21.48%                            17.89%      2/10/94
Federated High Income Bond II.............   1.27%    8.58%                             4.49%       3/1/94
Federated Fund for U.S. Government
  Securities II...........................   6.16%    5.31%                             3.53%      3/28/94
Federated Prime Money Fund II.............   3.82%    4.62%                             4.93%     11/18/94
Federated Utility II......................  12.37%   15.23%                            10.92%      2/10/94
MFS Emerging Growth.......................  32.30%   22.47%                            24.31%      7/24/95
MFS Growth With Income....................  20.63%   23.74%                            24.22%      10/9/95
MFS Research..............................  18.97%   20.61%                            21.09%      7/26/95
MFS Total Return..........................  10.77%   14.24%                            16.99%       1/3/95
MFS Utilities.............................  16.42%   20.89%                            23.66%       1/3/95
Morgan Stanley Dean Witter Emerging
  Markets Debt............................ -29.39%                                    -20.23%      6/16/97
Morgan Stanley Dean Witter Equity Growth..  17.41%                                     24.24%       1/2/97
Morgan Stanley Dean Witter Global Equity..  11.72%                                     15.05%       1/2/97
Morgan Stanley Dean Witter High-Yield.....   3.35%                                      7.59%       1/2/97
Morgan Stanley Dean Witter Value..........  -3.41%                                      7.38%       1/2/97
Scudder International.....................  16.84%   12.18%     8.51%       9.40%       8.09%       5/1/87
Scudder Money Market......................   3.89%    3.81%     3.60%       3.92%                  7/16/85
Van Eck Worldwide Hard Assets............. -31.93%   -9.12%    -5.09%                   0.04%       9/1/89
Warburg Pincus Fixed Income...............   6.58%                                      8.25%      3/31/97
Warburg Pincus International Equity.......   3.88%    2.78%                             4.25%      6/30/95
Warburg Pincus Post-Venture Capital.......   5.03%                                      6.06%      9/30/96

                                     CHART 5

   Average Annual Total Return for Periods Ending 12/31/98 for Contracts with
                            Death Benefit Option 1

                                                                                      SINCE       SEPARATE
                                                                                      SEPARATE    ACCOUNT
                                                               ACCOUNT     INCEPTION
                                            1 YEAR   3 YEARS   INCEPTION   DATE IN PORTFOLIO
                                            ------   -------   ---------   -----------------
AIM V.I. Capital Appreciation Fund........                      10.48%       6/1/98
AIM V.I. Diversified Income Fund..........                      -1.51%       6/3/98
AIM V.I. Growth Fund......................                      17.85%       6/2/98
AIM V.I. Growth and Income Fund...........                      16.46%       6/2/98
AIM V.I. International Equity Fund........                      -0.18%      6/16/98
Alger American Growth.....................  13.91%   30.46%     27.47%     12/15/96
AMT Guardian..............................                      -2.64%       6/2/98
AMT Limited Maturity Bond.................                       0.55%       9/4/98
AMT Mid-Cap Growth........................                      20.78%       6/2/98
AMT Partners..............................                      -3.37%       6/1/98
Dreyfus VIF Growth and Income.............  17.27%   15.96%     16.25%       1/2/96
Dreyfus Stock Index.......................  17.19%   29.24%     24.60%     12/15/95
Federated American Leaders Fund II........                       2.53%       6/1/98
Federated High Income Bond II.............  12.09%    9.18%      6.95%     12/15/95
Federated Fund for U.S. Government
  Securities II...........................   2.07%    5.25%      5.29%       1/2/96
Federated Prime Money Fund II.............                       1.00%      8/31/98
Federated Utility II......................  10.69%   14.51%     16.52%      2/21/96
MFS Emerging Growth.......................  17.22%   23.27%     21.75%     12/15/95
MFS Growth With Income....................                       7.66%       6/3/98
MFS Research..............................                       6.83%       8/2/98
MFS Total Return..........................  11.87%   14.99%     12.39%     12/15/95
MFS Utilities.............................                       6.74%       6/2/98
Morgan Stanley Dean Witter Emerging
  Markets Debt............................                      14.86%      9/18/98
Morgan Stanley Dean Witter Equity Growth..                       5.42%       6/2/98
Morgan Stanley Dean Witter Global Equity..                       3.30%      6/15/98
Morgan Stanley Dean Witter High-Yield.....                       0.35%      6/16/98
Morgan Stanley Dean Witter Value..........                      -9.96%       6/1/98
Scudder International.....................  11.48%   11.95%     10.73%     12/15/95
Scudder Money Market......................   3.39%    3.57%      2.76%     11/28/95
Van Eck Worldwide Hard Assets.............  11.60%   -8.35%      8.51%       1/2/96
Warburg Pincus Fixed Income...............                       3.51%       8/6/98
Warburg Pincus International Equity.......                      -4.78%      6/15/98
Warburg Pincus Post-Venture Capital.......                      -3.18%      6/22/98

                                        CHART 6

                    Average Annual Total Return for Periods Ending 12/31/98
                          for Contracts with Death Benefit Option 2


                                            SINCE       SEPARATE
                                            SEPARATE    ACCOUNT
                                            ACCOUNT     INCEPTION
                                            INCEPTION   DATE IN PORTFOLIO
                                            ----------   -----------------
AIM V.I. Capital Appreciation Fund........    3.84%       7/7/98
AIM V.I. Diversified Income Fund..........    1.81%       7/7/98
AIM V.I. Growth Fund......................    9.34%       7/7/98
AIM V.I. Growth and Income Fund...........    6.49%      7/15/98
AIM V.I. International Equity Fund........    2.33%      8/13/98
Alger American Growth.....................   13.65%       7/1/98
AMT Guardian..............................   -7.05%      7/20/98
AMT Limited Maturity Bond.................   -0.04%      10/5/98
AMT Mid-Cap Growth........................    1.57%      7/20/98
AMT Partners..............................   -4.16%      7/10/98
Dreyfus VIF Growth and Income.............    6.90%      7/31/98
Dreyfus Stock Index.......................    6.92%       7/1/98
Federated American Leaders Fund II........    0.37%      7/15/98
Federated High Income Bond II.............   -2.95%      7/17/98
Federated Fund for U.S. Government
  Securities II...........................    2.76%       8/6/98
Federated Prime Money Fund II.............    1.22%      8/17/98
Federated Utility II......................    7.41%       7/7/98
MFS Emerging Growth.......................    6.29%      7/15/98
MFS Growth With Income....................   13.53%      8/14/98
MFS Research..............................    1.13%       7/7/98
MFS Total Return..........................    1.83%       7/1/98
MFS Utilities.............................    1.68%      7/20/98
Morgan Stanley Dean Witter Emerging
Markets Debt..............................  -28.77%      7/17/98
Morgan Stanley Dean Witter Equity Growth..    0.17%       7/7/98
Morgan Stanley Dean Witter Global Equity..   -1.27%       7/6/98
Morgan Stanley Dean Witter High-Yield.....   -0.66%      7/15/98
Morgan Stanley Dean Witter Value..........   -4.26%      7/29/98
Scudder International.....................   -5.95%      7/14/98
Scudder Money Market......................    1.88%       7/1/98
Van Eck Worldwide Hard Assets.............  -19.54%      7/14/98
Warburg Pincus Fixed Income...............    3.85%      7/17/98
Warburg Pincus International Equity.......    7.95%       9/1/98
Warburg Pincus Post-Venture Capital.......   -5.26%       7/7/98

     You should note that the investment results of each Portfolio will fluctuate over time, and any presentation of the Portfolio's total return or yield for any period should not be considered as a representation of what an investment may earn or what your total return or yield may be in any future period.

                                FEDERAL TAX STATUS

     NOTE: THE FOLLOWING DESCRIPTION IS BASED UPON THE COMPANY'S UNDERSTANDING OF CURRENT FEDERAL INCOME TAX LAW APPLICABLE TO ANNUITIES IN GENERAL. THE COMPANY CANNOT PREDICT THE PROBABILITY THAT ANY CHANGES IN SUCH LAWS WILL BE MADE. PURCHASERS ARE CAUTIONED TO SEEK COMPETENT TAX ADVICE REGARDING THE POSSIBILITY OF SUCH CHANGES. THE COMPANY DOES NOT GUARANTEE THE TAX STATUS OF THE CONTRACTS. PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT SPECIAL RULES NOT DESCRIBED HEREIN MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS.

GENERAL

     Section 72 of the Code governs taxation of annuities in general. An Owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as annuity payments under the Annuity Option elected. For a lump sum payment received as a total surrender (total redemption) or death benefit, the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For Non-Qualified Contracts, this cost basis is generally the purchase payments, while for Qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates.

     For annuity payments, a portion of each payment in excess of an exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period certain or refund feature) bears to the expected return under the Contract. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludible amounts equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of
Section 72 of the Code. Owners, Annuitants and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

     The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company, and its operations form a part of the Company.

DIVERSIFICATION

     Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the Contract as an annuity contract would result in imposition of federal income tax to the Contract Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts such as the Contracts meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

     On March 2, 1989, the Treasury Department issued regulations (Treas. Reg. 1.817-5) which established diversification requirements for the investment portfolios underlying variable contracts such as the Contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations, an investment portfolio will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

     The Code provides that for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

     The Company intends that all Portfolios underlying the Contracts will be managed by the investment advisers for the Portfolios in such a manner as to comply with these diversification requirements.

     The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which Owner control of the investments of the Separate Account will cause the Owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the Contract. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

     The amount of Owner control which may be exercised under the Contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Owner to be considered as the owner of the assets of the Separate Account resulting in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to receipt of payments under the Contract.

     In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the Owner being retroactively determined to be the owner of the assets of the Separate Account.

     Due to the uncertainty in this area, the Company reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.

MULTIPLE CONTRACTS

     The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year period to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences, including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. Owners should consult a tax adviser prior to purchasing more than one non-qualified annuity contract in any calendar year period.

CONTRACTS OWNED BY OTHER THAN NATURAL PERSONS

     Under Section 72(u) of the Code, the investment earnings on purchase payments for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to Contracts held by a trust or other entity as an agent for a natural person nor to Contracts held by qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

TAX TREATMENT OF ASSIGNMENTS

     An assignment or pledge of a Contract may be a taxable event. Owners should therefore consult competent tax advisers should they wish to assign or pledge their Contracts.

INCOME TAX WITHHOLDING

     All distributions or the portion thereof which is includible in the gross income of the Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.

     Effective January 1, 1993, certain distributions from retirement plans qualified under Section 401 or Section 403(b) of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to: (a) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary, or for a specified period of 10 years or more; (b) distributions which are required minimum distributions; or (c) the portion of the distributions not includible in gross income (i.e. returns of after-tax contributions); or (d) hardship withdrawals. Participants should consult their own tax counsel or other tax adviser regarding withholding requirements.

TAX TREATMENT OF WITHDRAWALS -- NON-QUALIFIED CONTRACTS

     Section 72 of the Code governs treatment of distributions from annuity contracts. It provides that if the contract value exceeds the aggregate purchase payments made, any amount withdrawn will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are includible in gross income. It further provides that a ten percent (10%) penalty will apply to the income portion of any distribution. However, the penalty is not imposed on amounts received: (a) after the taxpayer reaches age 59 1/2; (b) after the death of the Owner; (c) if the taxpayer is totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his Beneficiary; (e) under an immediate annuity; or (f) which are allocable to purchase payments made prior to August 14, 1982.

With respect to (d) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

     The above information does not apply to Qualified Contracts. However, separate tax withdrawal penalties and restrictions may apply to such Qualified Contracts. (See "Tax Treatment of Withdrawals -- Qualified Contracts.")

QUALIFIED PLANS

     The Contracts offered by the Prospectus are designed to be suitable for use under various types of Qualified Plans. Because of the minimum purchase payment requirements, these Contracts may not be appropriate for some periodic payment retirement plans. Taxation of participants in each Qualified Plan varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified Plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Company's administrative procedures. Owners, participants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law. Following are general descriptions of the types of Qualified Plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding Qualified Plans are very complex and will have differing applications, depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a Qualified Plan.

     On July 6, 1983, the Supreme Court decided in Arizona  Governing  Committee
v. Norris that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by the Company in connection with Qualified Plans will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

     Contracts issued pursuant to Qualified Plans include special provisions restricting Contract provisions that may otherwise be available and described in this Statement of Additional Information. Generally, Contracts issued pursuant to Qualified Plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Qualified Contracts. (See "Tax Treatment of Withdrawals -- Qualified Contracts.")

a.   Tax-Sheltered Annuities

     Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the Contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. (See "Tax Treatment of Withdrawals -- Qualified Contracts" and "Tax-Sheltered Annuities -- Withdrawal Limitations.") Employee loans are not allowed under these Contracts. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

b.   Individual Retirement Annuities

     Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which may be deductible from the individual's taxable income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See "Tax Treatment of Withdrawals -- Qualified Contracts.") Under certain conditions, distributions from other IRAs and other Qualified Plans may be rolled over or transferred on a tax-deferred basis into an IRA. Sales of Contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as Individual Retirement Annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

c.   Pension and Profit-Sharing Plans

     Sections 401(a) and 401(k) of the Code permit employers, including self-employed individuals, to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the Plan. The tax consequences to participants may vary, depending upon the particular Plan design. However, the Code places limitations and restrictions on all Plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions;
transferability   of   benefits;   vesting   and nonforfeitability of interests;
nondiscrimination   in   eligibility   and participation;   and  the  tax
treatment  of  distributions,   withdrawals  and surrenders.  Participant loans
are not allowed under the Contracts  purchased in connection  with these Plans.
(See "Tax  Treatment of  Withdrawals -- Qualified Contracts.")   Purchasers  of
Contracts for use with Pension or Profit-Sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

TAX TREATMENT OF WITHDRAWALS -- QUALIFIED CONTRACTS

     In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a Qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (Pension and Profit-Sharing Plans), 403(b) (Tax-Sheltered Annuities) and 408 (Individual Retirement Annuities). To the extent amounts are not includible in gross income because they have been properly rolled over to an IRA or to another eligible Qualified Plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the Owner or Annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the Owner or Annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Owner or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such Owner or Annuitant (as applicable) and his designated beneficiary; (d) distributions to an Owner or Annuitant (as applicable) who has separated from service after he has attained age 55; (e) distributions made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the Owner or Annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions from an Individual Retirement Annuity for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Owner or Annuitant (as applicable) and his or her spouse and dependents if the Owner or Annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Owner or Annuitant (as applicable) has been re-employed for at least 60 days); (h) distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of the Owner or Annuitant (as applicable) for the taxable year; and (i) distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) which are qualified first-time home buyer distributions (as defined in Section 72(t)(8) of the Code). The exceptions stated in items (d) and (f) above do not apply in the case of an Individual Retirement Annuity. The exception stated in item (c) applies to an Individual Retirement Annuity without the requirement that there be a separation from service.

With respect to (c) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

     Generally, distributions from a Qualified Plan must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2, or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an Individual Retirement Annuity. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

TAX-SHELTERED ANNUITIES -- WITHDRAWAL LIMITATIONS

     The Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) to circumstances only when the Owner: (1) attains age 59 1/2; (2) separates from service; (3) dies; (4) becomes disabled (within the meaning of
Section 72(m)(7) of the Code); or (5) in the case of hardship. However, withdrawals for hardship are restricted to the portion of the Owner's Contract value which represents contributions by the Owner and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989 and apply only to salary reduction contributions made after December 31, 1988, and to income attributable to such contributions and to income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers and transfers between certain Qualified Plans. Owners should consult their own tax counsel or other tax adviser regarding any distributions.

SECTION 457 -- DEFERRED COMPENSATION PLANS

     Under Section 457 of the Code, governmental and certain other tax-exempt employers may establish deferred compensation plans for the benefit of their employees which may invest in annuity contracts. The Code, as in the case of qualified plans, establishes limitations and restrictions on eligibility, contributions and distributions. Under these Plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the Plan. Under a Section 457 Plan, the plan assets remain solely the property of the employer, subject only to the claims of the employer's general creditors, until such time as made available to the participant or beneficiary. However, for Plans established after August 20, 1996, it is required that plan assets must be held in trust for the benefit of plan participants and are not subject to the claims of the general creditors of the employer. Furthermore, this requirement must be met for all Plans no later than January 1, 1999. IN CERTAIN STATES, THE CONTRACTS MAY NOT BE AVAILABLE FOR USE IN CONNECTION WITH SECTION 457 PLANS.

                               ANNUITY PROVISIONS

     Currently, the Company makes available payment plans on a fixed basis only. (See the Prospectus for a description of the Annuity Options.)

                              FINANCIAL STATEMENTS

     The  financial   statements  of  the  Company  included  herein  should  be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.




                              UNITED LIFE & ANNUITY
                              SEPARATE ACCOUNT ONE

                              Financial Statements

                                December 31, 1998

                   (With Independent Auditors' Report Thereon)

                          Independent Auditors' Report



The Board of Directors
United Life & Annuity Insurance Company and
   Contractowners of United Life & Annuity
   Separate Account One:


We have audited the accompanying statement of assets and liabilities of the sub-accounts of United Life & Annuity Separate Account One as of December 31, 1998 and the related statement of operations for the year then ended, and the statement of changes in net assets for the years ended December 31, 1998 and 1997. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion of these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the assets and liabilities of the sub-accounts of United Life & Annuity Account One as of December 31, 1998, and the results of their operations for the year then ended and the changes in their net assets for the years ended December 31, 1998 and 1997 in conformity with generally accepted accounting principles.


/s/ KPMG Peat Marwick LLP

Portland, Oregon
February 22, 1999

                              UNITED LIFE & ANNUITY
                              SEPARATE ACCOUNT ONE

                       Statement of Assets and Liabilities

                                December 31, 1998

                                                       Alger                                     Federated
                                                   -------------   ---------------------------------------------------------------
                                                                                                              U.S.
                                                                     American      Prime      High Income  Government
                                                       Growth        Leaders       Money         Bond         Bond       Utility
                                                   -------------   ------------ ------------ ------------ -----------  -----------
Assets:
    Investments in mutual funds at market value:
      The Alger American Fund (Alger):
         Alger American Growth Portfolio - 314,693
           shares (cost $14,150,245)               $  16,747,980   $     --     $    --      $    --      $    --      $    --
      Federated Investors (Federated):
         American Leaders Fund - 44,457 shares
           (cost $884,959)                               --            963,818       --           --           --           --
         Prime Money Fund - 3,367,951 shares
           (cost $3,367,951)                             --             --        3,367,951       --           --           --
         High Income Bond Fund II - 595,812 shares
           (cost $6,354,550)                             --             --           --         6,506,271      --           --
         Fund for U.S. Government Securities II -
           249,591 shares (cost $2,674,380)              --             --           --           --        2,782,939       --
         Utility Fund II - 190,047 shares
           (cost $2,595,678)                             --             --           --           --          --         2,902,018
                                                   -------------   ------------ ------------ ------------ -----------  -----------
              Total assets                         $  16,747,980   $    963,818 $ 3,367,951  $  6,506,271 $ 2,782,939  $ 2,902,018
                                                   =============   ============ ============ ============ ===========  ===========
Liabilities                                              --             --           --           --          --           --
                                                   -------------   ------------ ------------ ------------ -----------  -----------
              Net assets                           $  16,747,980   $    963,818 $  3,367,951 $  6,506,271 $ 2,782,939  $ 2,902,018
                                                   =============   ============ ============ ============ ===========  ===========

Units outstanding                                        871,098         95,071      329,821      520,480     237,976      193,281
                                                   =============   ============ ============ ============ ===========  ===========
Average unit value                                         19.23          10.14        10.21        12.50       11.69        15.01
                                                   =============   ============ ============ ============ ===========  ===========
SpectraDirect unit value                                   20.18          10.13        10.20        12.91       11.74        15.77
                                                   =============   ============ ============ ============ ===========  ===========
SpectraSelect unit value                                   20.22          10.14        10.20        12.94       11.77        15.81
                                                   =============   ============ ============ ============ ===========  ===========
Spectra SDB unit value                                     12.49          10.15        10.22         9.82       10.45        10.89
                                                   =============   ============ ============ ============ ===========  ===========

See accompanying notes to financial statements.

                                       2                             (Continued)

                              UNITED LIFE & ANNUITY
                              SEPARATE ACCOUNT ONE

                       Statement of Assets and Liabilities

                                December 31, 1998

                                                            Van Eck                Dreyfus                       Scudder
                                                        -------------- ------------------------------ ------------------------------
                                                           Worldwide                     Growth and       Money
                                                          Hard Assets    Stock Index       Income         Market      International
                                                        -------------- --------------- -------------- -------------- ---------------
Assets:
    Investments in mutual funds at market value:
       Van Eck Worldwide Insurance Trust (Van Eck):
         Van Eck Worldwide Hard Assets - 20,077
            shares (cost $272,911)                      $      184,710 $       --      $      --      $       --     $        --
       The Dreyfus Variable Investment Fund (Dreyfus):
         Stock Index Portfolio - 604,330 shares
            (cost $16,772,066)                                 --           19,652,813        --              --              --
         Growth and Income Fund - 410,836 shares
            (cost $8,793,656)                                  --              --           9,297,214         --              --
       Scudder Variable Life Investment Fund (Scudder):
         Money Market Portfolio - 6,628,217 shares
            (cost $6,628,217)                                  --              --             --           6,628,217          --
         International Portfolio - 411,953 shares
            (cost $5,902,490)                                  --              --             --              --           5,998,029
                                                        -------------- --------------- -------------- -------------- ---------------
               Total assets                             $      184,710 $    19,652,813 $    9,297,214 $    6,628,217 $     5,998,029
                                                        ============== =============== ============== ============== ===============
Liabilities                                                    --              --             --              --              --
                                                        -------------- --------------- -------------- -------------- ---------------
               Net assets                               $      184,710 $    19,652,813 $    9,297,214 $    6,628,217 $     5,998,029
                                                        ============== =============== ============== ============== ===============
Units outstanding                                               24,187       1,057,803        605,589        606,111         422,522
                                                        ============== =============== ============== ============== ===============
Average unit value                                                7.64           18.58          15.35          10.94           14.20
                                                        ============== =============== ============== ============== ===============
SpectraDirect unit value                                          7.73           20.17          15.63          11.10           14.27
                                                        ============== =============== ============== ============== ===============
SpectraSelect unit value                                          7.74           20.22          15.67          11.13           14.30
                                                        ============== =============== ============== ============== ===============
Spectra SDB unit value                                            6.85           11.05           9.90          10.24           10.07
                                                        ============== =============== ============== ============== ===============

See accompanying notes to financial statements.

                                       3                             (Continued)

                              UNITED LIFE & ANNUITY
                              SEPARATE ACCOUNT ONE

                       Statement of Assets and Liabilities

                                December 31, 1998

                                                                                              MFS
                                                           -------------------------------------------------------------------------
                                                             Emerging           Total        Growth with
                                                              Growth           Return          Income        Research     Utilities
                                                           --------------  --------------  --------------  ------------  -----------
Assets:
    Investments in mutual funds at market value:
      MFS Variable Insurance Trust (MFS):
         Emerging Growth Series - 893,035 shares
           (cost $15,354,263)                              $   19,173,453  $        --     $        --     $       --    $      --
         Total Return Series - 764,529 shares
           (cost $12,721,085)                                      --          13,853,262           --             --           --
         Growth with Income Series - 48,561 shares
           (cost $893,341)                                         --               --            976,562          --           --
         Research Series - 69,790 shares (cost $1,217,638)         --               --              --        1,329,496         --
         Utilities Series - 44,448 shares (cost $831,523)          --               --              --             --        880,954
                                                           --------------  --------------  --------------  ------------  -----------
              Total assets                                 $   19,173,453  $   13,853,262  $      976,562  $  1,329,496  $   880,954
                                                           ==============  ==============  ==============  ============  ===========
Liabilities                                                        --               --              --             --           --
                                                           --------------  --------------  --------------  ------------  -----------
              Net assets                                   $   19,173,453  $   13,853,262  $      976,562  $  1,329,496  $   880,954
                                                           ==============  ==============  ==============  ============  ===========
Units outstanding                                               1,098,386         952,508          92,389       127,109       83,695
                                                           ==============  ==============  ==============  ============  ===========
Average unit value                                                  17.46           14.54           10.57         10.46        10.53
                                                           ==============  ==============  ==============  ============  ===========
SpectraDirect unit value                                            18.56           15.19           10.57         10.45        10.51
                                                           ==============  ==============  ==============  ============  ===========
SpectraSelect unit value                                            18.60           15.22           10.57         10.46        10.52
                                                           ==============  ==============  ==============  ============  ===========
Spectra SDB unit value                                              11.15           10.35           10.59         10.47        10.53
                                                           ==============  ==============  ==============  ============  ===========



See accompanying notes to financial statements.

                                       4                             (Continued)

                              UNITED LIFE & ANNUITY
                              SEPARATE ACCOUNT ONE

                       Statement of Assets and Liabilities

                                December 31, 1998

                                                                       Warburg Pincus                            AIM
                                                           ------------------------------------- -----------------------------------
                                                              Fixed   International Post Venture   Capital    Diversified
                                                              Income      Equity      Capital    Appreciation    Income     Growth
                                                           ----------- ------------ ------------ ------------ ----------- ----------
Assets:
  Investments in mutual funds at market value:
    Warburg Pincus Funds (Warburg Pincus):
       Warburg Pincus II - Fixed Income Portfolio
         211,109 shares (cost $2,247,419)                  $ 2,178,645 $     --     $     --     $     --     $     --   $      --
       Warburg Pincus Trust International Equity Portfolio
         6,666 shares (cost $70,106)                           --           73,261        --           --           --          --
       Warburg Pincus Trust Post Venture Capital Portfolio
         5,330 shares (cost $60,920)                           --            --           62,790       --           --          --
    AIM Funds (AIM):
       Capital Appreciation Fund - 81,001 shares
         (cost $1,811,521)                                     --            --           --        2,041,222       --          --
       Diversified Income Fund - 46,579 shares
         (cost $536,932)                                       --            --           --           --        509,574        --
       Growth Fund - 48,297 shares (cost $1,065,146)           --            --           --           --           --     1,197,773
                                                           ----------- ------------ ------------ ------------ ---------- -----------
            Total assets                                   $ 2,178,645 $     73,261 $     62,790 $  2,041,222 $  509,574 $ 1,197,773
                                                           =========== ============ ============ ============ ========== ===========
Liabilities                                                    --            --           --           --           --          --
                                                           ----------- ------------ ------------ ------------ ---------- -----------
            Net assets                                     $ 2,178,645 $     73,261 $     62,790 $  2,041,222 $  509,574 $ 1,197,773
                                                           =========== ============ ============ ============ ========== ===========
Units outstanding                                              207,482        8,207        6,957      196,604     51,420     102,814
                                                           =========== ============ ============ ============ ========== ===========
Average unit value                                               10.50         8.93         9.03        10.38       9.91       11.65
                                                           =========== ============ ============ ============ ========== ===========
SpectraDirect unit value                                         10.50         8.91         9.02        10.38       9.90       11.50
                                                           =========== ============ ============ ============ ========== ===========
SpectraSelect unit value                                         10.50         8.73         8.38        10.38       9.91       11.51
                                                           =========== ============ ============ ============ ========== ===========
Spectra SDB unit value                                           10.52         8.93         9.04        10.40       9.92       11.53
                                                           =========== ============ ============ ============ ========== ===========


See accompanying notes to financial statements.

                                       5                             (Continued)

                              UNITED LIFE & ANNUITY
                              SEPARATE ACCOUNT ONE

                       Statement of Assets and Liabilities

                                December 31, 1998

                                                                     AIM                                   NB
                                                         ---------------------------  ----------------------------------------------
                                                            Growth     International               Limited     Mid Cap
                                                           and Income      Equity       Guardian   Maturity    Growth      Partners
                                                         ------------- -------------  ----------- ---------- ----------- -----------
Assets:
    Investments in mutual funds at market value:
      AIM Funds (AIM):
         Growth and Income Fund - 58,544 shares
           (cost $1,240,550)                             $   1,390,431  $     --      $    --     $   --     $    --     $    --
         International Equity Fund - 55,995 shares
           (cost $1,029,230)                                   --         1,098,622        --         --          --          --
      Neuberger Berman Funds (NB):
         AMT Guardian - 28,328 shares (cost $344,968)          --            --           392,065     --          --          --
         Limited Maturity Bond Fund - 1,512 shares
           (cost $20,816)                                      --            --            --         20,900      --          --
         AMT Mid Cap Growth - 23,462 shares
           (cost $312,247)                                     --            --            --         --         380,552      --
         Partners Fund - 17,644 shares (cost $311,296)         --            --            --         --          --         334,006
                                                         -------------  ------------  ----------- ---------- ----------- -----------
              Total assets                               $   1,390,431  $  1,098,622  $   392,065 $   20,900 $   380,552 $   334,006
                                                         =============  ============  =========== ========== =========== ===========
Liabilities                                                    --            --            --         --          --          --
                                                         -------------  ------------  ----------- ---------- ----------- -----------
              Net assets                                 $   1,390,431  $  1,098,622  $   392,065 $   20,900 $   380,552 $   334,006
                                                         =============  ============  =========== ========== =========== ===========
Units outstanding                                              122,167       114,030       41,940      2,059      33,595      35,832
                                                         =============  ============  =========== ========== =========== ===========
Average unit value                                               11.38          9.63         9.35      10.15       11.33        9.32
                                                         =============  ============  =========== ========== =========== ===========
SpectraDirect unit value                                         11.29          9.84         9.34      10.14       11.32        9.31
                                                         =============  ============  =========== ========== =========== ===========
SpectraSelect unit value                                         11.29          9.84         9.35      10.14       11.32        9.32
                                                         =============  ============  =========== ========== =========== ===========
Spectra SDB unit value                                           11.31          9.85         9.36      10.16       11.34        9.33
                                                         =============  ============  =========== ========== =========== ===========


See accompanying notes to financial statements.

                                       6                             (Continued)

                              UNITED LIFE & ANNUITY
                              SEPARATE ACCOUNT ONE

                       Statement of Assets and Liabilities

                                December 31, 1998

                                                                                     MS
                                                           ------------------------------------------------------------
                                                             Emerging      Equity     Global       High                    Total
                                                            Markets Debt   Growth     Equity      Yield        Value     all Funds
                                                           ------------- ---------- ----------- ----------- ----------- ------------
Assets:
    Investments in mutual funds at market value:
      Morgan Stanley Funds (MS):
         Emerging Markets Debt Fund - 11,411 shares
           (cost $74,636)                                  $      69,606 $   --     $     --    $     --    $     --    $
         Equity Growth Fund - 28,017 shares
           (cost $379,706)                                         --       423,062       --          --          --
         Global Equity Fund - 90,682 shares
            (cost $1,164,324)                                      --         --      1,191,563       --          --
         High Yield Fund - 133,526 shares
           (cost $1,420,871)                                       --         --          --      1,381,990       --
         Value Fund - 51,399 shares (cost $553,101)                --         --          --          --        570,529
                                                           ------------- ---------- ----------- ----------- ----------- ------------
              Total assets                                 $      69,606 $  423,062 $ 1,191,563 $ 1,381,990 $   570,529 $124,562,278
                                                           ============= ========== =========== =========== =========== ============
Liabilities                                                        --         --          --          --          --           --
                                                           ------------- ---------- ----------- ----------- ----------- ------------
              Net assets                                   $      69,606 $  423,062 $ 1,191,563 $ 1,381,990 $   570,529 $124,562,278
                                                           ============= ========== =========== =========== =========== ============
Units outstanding                                                 10,208     40,838     121,267     138,827      64,497    8,616,769
                                                           ============= ========== =========== =========== =========== ============
Average unit value                                                  6.82      10.36        9.83        9.95        8.85
                                                           ============= ========== =========== =========== =========== ============
SpectraDirect unit value                                            6.75      10.34        9.82        9.95        8.85
                                                           ============= ========== =========== =========== =========== ============
SpectraSelect unit value                                            6.76      10.35        9.83        9.95        8.86
                                                           ============= ========== =========== =========== =========== ============
Spectra SDB unit value                                              6.77      10.36        9.84        9.97        8.87
                                                           ============= ========== =========== =========== =========== ============


See accompanying notes to financial statements.

                              UNITED LIFE & ANNUITY
                              SEPARATE ACCOUNT ONE

                             Statement of Operations

                          Year ended December 31, 1998

                                                        Alger                                  Federated
                                                     ------------  ---------------------------------------------------------------
                                                                                                                U.S.
                                                                    American       Prime       High Income   Government
                                                        Growth       Leaders       Money          Bond          Bond      Utility
                                                     ------------  ----------  -------------  ------------  -----------  ---------
Investment Income:
    Income:
      Dividends                                      $    27,562   $     --    $      66,000  $    144,942  $    39,026  $  46,112
    Expenses:
      Mortality and expense risks charges
         and administrative fees                        (189,346)      (5,527)       (22,180)      (89,467)     (48,050)   (39,153)
                                                     ------------  ----------  -------------  ------------  -----------  ---------
              Net investment income (loss)              (161,784)      (5,527)        43,820        55,475       (9,024)     6,959
                                                     ------------  ----------  -------------  ------------  -----------  ---------
Realized gain (loss) on investments:
    Proceeds from sales                                5,865,428      598,583     13,465,253     8,287,419    2,331,098    958,770
    Cost of securities                                (4,705,659)    (638,360)   (13,465,253)   (8,247,330)  (2,214,580)  (779,858)
                                                     ------------  ----------  -------------  ------------  -----------  ---------
              Net gain (loss)                          1,159,769      (39,777)          --          40,089      116,518    178,912
    Capital gain distributions received                1,684,268         --             --          12,286        1,546     86,463
                                                     ------------  ----------  -------------  ------------  -----------  ---------
              Net realized gain (loss)                 2,844,037      (39,777)          --          52,375      118,064    265,375
                                                     ------------  ----------  -------------  ------------  -----------  ---------
Unrealized gain (loss) on investments:
    Beginning of year                                     954,645        --             --         213,157       55,834    277,927
    End of year                                         2,597,735      78,859           --         151,721      108,559    306,340
                                                     ------------  ----------  -------------  ------------  -----------  ---------
              Net unrealized gain (loss)                1,643,090      78,859           --         (61,436)      52,725     28,413
                                                     ------------  ----------  -------------  ------------  -----------  ---------
              Net increase (decrease) in net
                assets resulting from operations     $  4,325,343  $   33,555  $      43,820  $     46,414  $   161,765  $ 300,747
                                                     ============  ==========  =============  ============  ===========  =========



See accompanying notes to financial statements.

                                       8                             (Continued)

                              UNITED LIFE & ANNUITY
                              SEPARATE ACCOUNT ONE

                             Statement of Operations

                          Year ended December 31, 1998

                                                       Van Eck               Dreyfus                     Scudder
                                                    ------------  ---------------------------  ---------------------------
                                                      Worldwide                     Growth        Money
                                                     Hard Assets   Stock Index    and Income      Market     International
                                                    ------------  ------------  -------------  ------------  -------------
Investment Income:
    Income:
      Dividends                                     $     42,206  $    194,655  $     170,463  $    402,646  $     660,728
    Expenses:
      Mortality and expense risks charges
         and administrative fees                          (4,144)     (217,556)      (124,022)     (129,228)       (95,997)
                                                    ------------  ------------  -------------  ------------  -------------
              Net investment income (loss)                38,062       (22,901)        46,441       273,418        564,731
                                                    ------------  ------------  -------------  ------------  -------------
Realized gain (loss) on investments:
    Proceeds from sales                                  152,840     3,929,570      1,365,352    38,911,957      7,642,191
    Cost of securities                                  (212,131)   (2,743,674)    (1,340,806)  (38,911,957)    (7,534,730)
                                                    ------------  ------------  -------------  ------------  -------------
              Net gain (loss)                            (59,291)    1,185,896         24,546          --          107,461
    Capital gain distributions received                     --          24,491         19,976          --             --
                                                    ------------  ------------  -------------  ------------  -------------
              Net realized gain (loss)                   (59,291)    1,210,387         44,522          --          107,461
                                                    ------------  ------------  -------------  ------------  -------------
Unrealized gain (loss) on investments:
    Beginning of year                                    (12,410)      891,753        (24,988)         --           69,639
    End of year                                          (88,201)    2,880,747        503,558          --           95,539
                                                    ------------  ------------  -------------  ------------  -------------
              Net unrealized gain (loss)                 (75,791)    1,988,994        528,546          --           25,900
                                                    ------------  ------------  -------------  ------------  -------------
              Net increase (decrease) in net
                assets resulting from operations    $    (97,020) $  3,176,480  $     619,509  $    273,418  $     698,092
                                                    ============  ============  =============  ============  =============



See accompanying notes to financial statements.


                                       9                             (Continued)

                              UNITED LIFE & ANNUITY
                              SEPARATE ACCOUNT ONE

                             Statement of Operations

                          Year ended December 31, 1998

                                                                                             MFS
                                                           ------------------------------------------------------------------------
                                                              Emerging                      Growth with
                                                               Growth       Total Return       Income       Research     Utilities
                                                           -------------   --------------  --------------  -----------   ----------
Investment Income:
    Income:
      Dividends                                            $     106,849   $      298,496  $         --    $      --     $     --
    Expenses:
      Mortality and expense risks charges
         and administrative fees                                (221,219)        (178,004)         (3,872)      (4,711)      (3,071)
                                                           -------------   --------------  --------------  -----------   ----------
              Net investment income (loss)                      (114,370)         120,492          (3,872)      (4,711)      (3,071)
                                                           -------------   --------------  --------------  -----------   ----------
Realized gain (loss) on investments:
    Proceeds from sales                                        4,937,910        2,343,128         441,876       60,706       41,239
    Cost of securities                                        (3,606,093)      (1,862,244)       (437,213)     (63,674)     (40,650)
                                                           -------------   --------------  --------------  -----------   ----------
              Net gain (loss)                                  1,331,817          480,884           4,663       (2,968)         589
    Capital gain distributions received                             --               --              --           --            --
                                                           -------------   --------------  --------------  -----------   ----------
              Net realized gain (loss)                         1,331,817          480,884           4,663       (2,968)         589
                                                           -------------   --------------  --------------  -----------   ----------
Unrealized gain (loss) on investments:
    Beginning of year                                          1,026,161          697,656            --           --           --
    End of year                                                3,819,190        1,132,177          83,221      111,858       49,431
                                                           -------------   --------------  --------------  -----------   ----------
              Net unrealized gain (loss)                       2,793,029          434,521          83,221      111,858       49,431
                                                           -------------   --------------  --------------  -----------   ----------
              Net increase (decrease) in net assets
                resulting from operations                  $   4,010,476   $    1,035,897  $       84,012  $   104,179   $   46,949
                                                           =============   ==============  ==============  ===========   ==========



See accompanying notes to financial statements.

                                       10                            (Continued)

                              UNITED LIFE & ANNUITY
                              SEPARATE ACCOUNT ONE

                             Statement of Operations

                          Year ended December 31, 1998

                                                                  Warburg Pincus                              AIM
                                                    ----------------------------------------  ------------------------------------
                                                       Fixed     International  Post Venture    Capital     Diversified
                                                       Income       Equity        Capital     Appreciation    Income      Growth
                                                    -----------  -------------  ------------  ------------  ----------  ----------
Investment Income:
    Income:
      Dividends                                     $    91,285  $         383  $       --    $      2,850  $   23,863  $    3,773
    Expenses:
      Mortality and expense risks charges
         and administrative fees                        (11,820)          (486)         (336)       (8,137)     (1,894)     (6,067)
                                                    -----------  -------------  ------------  ------------  ----------  ----------
              Net investment income (loss)               79,465           (103)         (336)       (5,287)     21,969      (2,294)
                                                    -----------  -------------  ------------  ------------  ----------  ----------
Realized gain (loss) on investments:
    Proceeds from sales                               1,841,071         25,284        12,371       462,994     134,868     460,940
    Cost of securities                               (1,808,216)       (27,653)      (14,799)     (488,710)   (135,783)   (461,857)
                                                    -----------  -------------  ------------  ------------  ----------  ----------
              Net gain (loss)                            32,855         (2,369)       (2,428)      (25,716)       (915)       (917)
    Capital gain distributions received                    --             --            --          50,498       7,614      70,741
                                                    -----------  -------------  ------------  ------------  ----------  ----------
              Net realized gain (loss)                   32,855         (2,369)       (2,428)       24,782       6,699      69,824
                                                    -----------  -------------  ------------  ------------  ----------  ----------
Unrealized gain (loss) on investments:
    Beginning of year                                      --             --            --            --          --          --
    End of year                                         (68,774)         3,155         1,870       229,701     (27,358)    132,627
                                                    -----------  -------------  ------------  ------------  ----------  ----------
              Net unrealized gain (loss)                (68,774)         3,155         1,870       229,701     (27,358)    132,627
                                                    -----------  -------------  ------------  ------------  ----------  ----------
              Net increase (decrease) in net assets
                resulting from operations           $    43,546  $         683  $       (894) $    249,196  $    1,310  $  200,157
                                                    ===========  =============  ============  ============  ==========  ==========


See accompanying notes to financial statements.

                                       11                            (Continued)

                              UNITED LIFE & ANNUITY
                              SEPARATE ACCOUNT ONE

                             Statement of Operations

                          Year ended December 31, 1998

                                                                AIM                                      NB
                                                    ---------------------------  --------------------------------------------------
                                                       Growth     International                  Limited     Mid Cap
                                                     and Income      Equity        Guardian     Maturity     Growth       Partners
                                                    ------------  -------------  -----------   ----------  -----------  -----------
Investment Income:
    Income:
      Dividends                                     $      4,659  $       8,191  $       187   $     --    $      --    $      --
    Expenses:
      Mortality and expense risks charges
         and administrative fees                          (4,618)        (4,116)      (1,854)         (60)      (2,050)      (1,373)
                                                    ------------  -------------  -----------   ----------  -----------  -----------
              Net investment income (loss)                    41          4,075       (1,667)         (60)      (2,050)      (1,373)
                                                    ------------  -------------  -----------   ----------  -----------  -----------
Realized gain (loss) on investments:
    Proceeds from sales                                  146,773        596,226      215,209        2,133      132,987       12,760
    Cost of securities                                  (157,110)      (605,311)    (218,642)      (2,126)    (129,759)     (13,624)
                                                    ------------  -------------  -----------   ----------  -----------  -----------
              Net gain (loss)                            (10,337)        (9,085)      (3,433)           7        3,228         (864)

    Capital gain distributions received                   11,499           --           --           --           --           --
                                                    ------------  -------------  -----------   ----------  -----------  -----------
              Net realized gain (loss)                     1,162         (9,085)      (3,433)           7        3,228         (864)
                                                    ------------  -------------  -----------   ----------  -----------  -----------
Unrealized gain (loss) on investments:
    Beginning of year                                       --             --           --           --           --           --
    End of year                                          149,881         69,392       47,097           84       68,305       22,710
                                                    ------------  -------------  -----------   ----------  -----------  -----------
              Net unrealized gain (loss)                 149,881         69,392       47,097           84       68,305       22,710
                                                    ------------  -------------  -----------   ----------  -----------  -----------
              Net increase (decrease) in net assets
                resulting from operations           $    151,084  $      64,382  $    41,997   $       31  $    69,483  $    20,473
                                                    ============  =============  ===========   ==========  ===========  ===========



See accompanying notes to financial statements.

                                       12                            (Continued)

                              UNITED LIFE & ANNUITY
                              SEPARATE ACCOUNT ONE

                             Statement of Operations

                          Year ended December 31, 1998

                                                                                  MS
                                                  -------------------------------------------------------------------
                                                     Emerging      Equity       Global         High                        Total
                                                   Markets Debt    Growth       Equity         Yield         Value      all Funds
                                                  -------------  ----------  ------------  ------------  ------------  ------------
Investment Income:
    Income:
      Dividends                                   $      8,120  $      --    $      4,979  $     76,234  $      7,942  $  2,432,151
    Expenses:
      Mortality and expense risks charges
         and administrative fees                          (304)      (1,338)       (2,664)       (4,358)       (3,905)   (1,430,927)
                                                  ------------  -----------  ------------  ------------  ------------  ------------
              Net investment income (loss)               7,816       (1,338)        2,315        71,876         4,037     1,001,224
                                                  ------------  -----------  ------------  ------------  ------------  ------------
Realized gain (loss) on investments:
    Proceeds from sales                                    928      109,932       475,463       227,077       528,219    96,718,555
    Cost of securities                                  (1,099)    (117,455)     (454,350)     (237,697)     (600,667)  (92,279,070)
                                                  ------------  -----------  ------------  ------------  ------------  ------------
              Net gain (loss)                             (171)      (7,523)       21,113       (10,620)      (72,448)    4,439,485
    Capital gain distributions received                   --            573         2,346        12,672        12,922     1,997,895
                                                  ------------  -----------  ------------  ------------  ------------  ------------
              Net realized gain (loss)                    (171)      (6,950)       23,459         2,052       (59,526)    6,437,380
                                                  ------------  -----------  ------------  ------------  ------------  ------------
Unrealized gain (loss) on investments:
    Beginning of year                                     --           --            --            --            --       4,149,374
    End of year                                         (5,030)      43,356        27,239       (38,881)       17,428    12,503,536
                                                  ------------  -----------  ------------  ------------  ------------  ------------
              Net unrealized gain (loss)                (5,030)      43,356        27,239       (38,881)       17,428     8,354,162
                                                  ------------  -----------  ------------  ------------  ------------  ------------
              Net increase (decrease) in net
                assets resulting from operations  $      2,615  $    35,068  $     53,013  $     35,047  $    (38,061) $ 15,792,766
                                                  ============  ===========  ============  ============  ============  ============


See accompanying notes to financial statements.

                              UNITED LIFE & ANNUITY
                              SEPARATE ACCOUNT ONE

                       Statement of Changes in Net Assets

                     Years ended December 31, 1998 and 1997

                                                            Alger                                Federated
                                                 -----------------------------  --------------------------------------------
                                                            Growth               American Leaders         Prime Money
                                                 -----------------------------  -------------------  -----------------------
                                                      1998            1997          1998      1997         1998        1997
                                                 --------------  -------------  -----------  ------  ---------------  ------
Increase (decrease) in net assets:
    Operations:
      Net investment income (loss)               $     (161,784) $     (70,474) $    (5,527) $  --   $        43,820  $  --
      Net realized gain (loss)                        2,844,037        172,076      (39,777)    --              --       --
      Net unrealized gain (loss) on investments       1,643,090        838,150       78,859     --              --       --
                                                 --------------  -------------  -----------  ------  ---------------  ------
              Net increase in net assets
                resulting from operations             4,325,343        939,752       33,555     --            43,820     --
                                                 --------------  -------------  -----------  ------  ---------------  ------
Contract transactions:
    Transfer of annuity fund deposits                 1,211,540        633,101       28,126     --        19,443,103     --
    Net transfers between sub-accounts                4,624,224      3,020,107      922,825     --       (16,107,045)    --
    Death benefits                                      (92,985)        (9,359)        --       --              --       --
    Surrenders                                         (625,485)      (250,808)     (20,688)    --           (11,927)    --
                                                 --------------  -------------  -----------  ------  ---------------  ------
              Net increase in net assets result-
                ing from contract transactions        5,117,294      3,393,041      930,263     --         3,324,131     --
                                                 --------------  -------------  -----------  ------  ---------------  ------
              Total increase in net assets            9,442,637      4,332,793      963,818     --         3,367,951     --
Net assets:
    Beginning of year                                 7,305,343      2,972,550         --       --               --      --
                                                 --------------  -------------  -----------  ------  ---------------  ------
    End of year                                  $   16,747,980  $   7,305,343  $   963,818  $  --   $     3,367,951  $  --
                                                 ==============  =============  ===========  ======  ===============  ======



See accompanying notes to financial statements.

                                       14                            (Continued)

                              UNITED LIFE & ANNUITY
                              SEPARATE ACCOUNT ONE

                       Statement of Changes in Net Assets

                     Years ended December 31, 1998 and 1997

                                                                                        Federated
                                                   -------------------------------------------------------------------------------
                                                        High Income Bond         U.S. Government Bond             Utility
                                                   -------------------------- -------------------------- -------------------------
                                                      1998          1997          1998          1997          1998        1997
                                                   ------------  ------------ ------------  ------------ ------------  -----------
Increase (decrease) in net assets:
    Operations:
      Net investment income (loss)                 $     55,475   $   116,196 $     (9,024) $      9,701 $      6,959  $     9,531
      Net realized gain (loss)                           52,375        42,909      118,064         7,262      265,375       41,913
      Net unrealized gain (loss) on investments         (61,436)      157,147       52,725        54,388       28,413      245,216
                                                   ------------  ------------ ------------  ------------ ------------  -----------
              Net increase in net assets resulting
                from operations                          46,414       316,252      161,765        71,351      300,747      296,660
                                                   ------------  ------------ ------------  ------------ ------------  -----------
Contract transactions:
    Transfer of annuity fund deposits                   432,244       190,348      339,710       304,693      177,211      216,933
    Net transfers between sub-accounts                2,754,469     1,094,026      779,548     1,107,179      818,692      711,466
    Death benefits                                      (81,340)         --        (53,972)         --        (16,908)      (4,755)
    Surrenders                                         (349,476)     (111,293)    (162,179)      (33,436)     (92,705)     (18,500)
                                                   ------------  ------------ ------------  ------------ ------------  -----------
              Net increase in net assets resulting
                from contract transactions            2,755,897     1,173,081      903,107     1,378,436      886,290      905,144
                                                   ------------  ------------ ------------  ------------ ------------  -----------
              Total increase in net assets            2,802,311     1,489,333    1,064,872     1,449,787    1,187,037    1,201,804
Net assets:
    Beginning of year                                 3,703,960     2,214,627    1,718,067       268,280    1,714,981      513,177
                                                   ------------  ------------ ------------  ------------ ------------  -----------
    End of year                                    $  6,506,271  $  3,703,960 $  2,782,939  $  1,718,067 $  2,902,018  $ 1,714,981
                                                   ============  ============ ============  ============ ============  ===========


See accompanying notes to financial statements.


                                       15                            (Continued)

                              UNITED LIFE & ANNUITY
                              SEPARATE ACCOUNT ONE

                       Statement of Changes in Net Assets

                     Years ended December 31, 1998 and 1997

                                                          Van Eck                                   Dreyfus
                                                  -------------------------  ------------------------------------------------------
                                                   Worldwide Hard Assets            Stock Index               Growth and Income
                                                  -------------------------  --------------------------  --------------------------
                                                     1998          1997         1998          1997          1998          1997
                                                  ------------  -----------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets:
    Operations:
      Net investment income (loss)                $     38,062  $       721  $    (22,901) $     27,612  $     46,441  $    292,223
      Net realized gain (loss)                         (59,291)       3,592     1,210,387       326,587        44,522        13,929
      Net unrealized gain (loss) on investments        (75,791)     (15,618)    1,988,994       753,893       528,546        80,276
                                                  ------------  -----------  ------------  ------------  ------------  ------------
              Net increase in net assets resulting
                from operations                        (97,020)     (11,305)    3,176,480     1,108,092       619,509       386,428
                                                  ------------  -----------  ------------  ------------  ------------  ------------
Contract transactions:
    Transfer of annuity fund deposits                    9,016       31,683     2,027,643       766,485       803,245       518,285
    Net transfers between sub-accounts                  (8,452)     191,362     7,218,363     4,098,748     3,679,277     2,521,967
    Death benefits                                        --           --         (77,961)      (15,141)     (173,350)      (42,170)
    Surrenders                                          (8,991)      (5,428)     (651,701)     (225,015)     (367,887)     (148,497)
                                                  ------------  -----------  ------------  ------------  ------------  ------------
              Net increase in net assets resulting
                from contract transactions              (8,427)     217,617     8,516,344     4,625,077     3,941,285     2,849,585
                                                  ------------  -----------  ------------  ------------  ------------  ------------
              Total increase in net assets            (105,447)     206,312    11,692,824     5,733,169     4,560,794     3,236,013
Net assets:
    Beginning of year                                  290,157       83,845     7,959,989     2,226,820     4,736,420     1,500,407
                                                  ------------  -----------  ------------  ------------  ------------  ------------
    End of year                                   $    184,710  $   290,157  $ 19,652,813  $  7,959,989  $  9,297,214  $  4,736,420
                                                  ============  ===========  ============  ============  ============  ============


See accompanying notes to financial statements.


                                       16                            (Continued)

                              UNITED LIFE & ANNUITY
                              SEPARATE ACCOUNT ONE

                       Statement of Changes in Net Assets

                     Years ended December 31, 1998 and 1997

                                                                           Scudder                                   MFS
                                                   -----------------------------------------------------  -------------------------
                                                            Money Market              International            Emerging Growth
                                                   ---------------------------  ------------------------  -------------------------
                                                        1998          1997          1998         1997         1998          1997
                                                   -------------  ------------  -----------  -----------  ------------  -----------
Increase (decrease) in net assets:
    Operations:
      Net investment income (loss)                 $     273,418  $    137,843  $   564,731  $    (3,593) $   (114,370) $  (101,145)
      Net realized gain (loss)                              --            --        107,461       79,372     1,331,817      124,395
      Net unrealized gain (loss) on investments             --            --         25,900        6,812     2,793,029    1,023,482
                                                   -------------  ------------  -----------  -----------  ------------  -----------

              Net increase in net assets resulting
                from operations                          273,418       137,843      698,092       82,591     4,010,476    1,046,732
                                                   -------------  ------------  -----------  -----------  ------------  -----------
Contract transactions:
    Transfer of annuity fund deposits                 43,149,414    27,008,328      615,750      309,848       990,005      841,749
    Net transfers between sub-accounts               (41,017,091)  (24,402,932)   1,438,599    1,847,991     5,915,927    4,544,948
    Death benefits                                       (24,167)         --        (52,696)     (21,789)      (73,768)     (31,649)
    Surrenders                                          (708,223)     (157,922)    (208,972)     (77,246)     (679,764)    (240,566)
                                                   -------------  ------------  -----------  -----------  ------------  -----------
              Net increase in net assets resulting
                from contract transactions             1,399,933     2,447,474    1,792,681    2,058,804     6,152,400    5,114,482
                                                   -------------  ------------  -----------  -----------  ------------  -----------
              Total increase in net assets             1,673,351     2,585,317    2,490,773    2,141,395    10,162,876    6,161,214
Net assets:
    Beginning of year                                  4,954,866     2,369,549    3,507,256    1,365,861     9,010,577    2,849,363
                                                   -------------  ------------  -----------  -----------  ------------  -----------
    End of year                                    $   6,628,217  $  4,954,866  $ 5,998,029  $ 3,507,256  $ 19,173,453  $ 9,010,577
                                                   =============  ============  ===========  ===========  ============  ===========



See accompanying notes to financial statements.


                                       17                            (Continued)

                              UNITED LIFE & ANNUITY
                              SEPARATE ACCOUNT ONE

                       Statement of Changes in Net Assets

                     Years ended December 31, 1998 and 1997

                                                                                    MFS
                                                  -------------------------------------------------------------------------
                                                          Total Return           Growth with Income         Research
                                                  -----------------------------  -------------------  ---------------------
                                                      1998            1997          1998      1997        1998       1997
                                                  --------------  -------------  -----------  ------  -------------  ------
Increase (decrease) in net assets:
    Operations:
      Net investment income (loss)                $      120,492  $     (67,407) $    (3,872) $  --   $      (4,711) $  --
      Net realized gain (loss)                           480,884         91,551        4,663     --          (2,968)    --
      Net unrealized gain (loss) on investments          434,521        634,884       83,221     --         111,858     --
                                                  --------------  -------------  -----------  ------  -------------  ------

              Net increase in net assets resulting
                from operations                        1,035,897        659,028       84,012     --         104,179     --
                                                  --------------  -------------  -----------  ------  -------------  ------
Contract transactions:
    Transfer of annuity fund deposits                  1,028,178        820,813       40,816     --          23,727     --
    Net transfers between sub-accounts                 5,678,697      4,038,530      863,937     --       1,217,125     --
    Death benefits                                      (169,731)       (11,022)      --         --            --       --
    Surrenders                                          (719,246)      (195,836)     (12,203)    --         (15,535)    --
                                                  --------------  -------------  -----------  ------  -------------  ------
              Net increase in net assets resulting
                from contract transactions             5,817,898      4,652,485      892,550     --       1,225,317     --
                                                  --------------  -------------  -----------  ------  -------------  ------
              Total increase in net assets             6,853,795      5,311,513      976,562     --       1,329,496     --
Net assets:
    Beginning of year                                  6,999,467      1,687,954         --       --             --      --
                                                  --------------  -------------  -----------  ------  -------------  ------
    End of year                                   $   13,853,262  $   6,999,467  $   976,562  $  --   $   1,329,496  $  --
                                                  ==============  =============  ===========  ======  =============  ======


See accompanying notes to financial statements.



                                       18                            (Continued)

                              UNITED LIFE & ANNUITY
                              SEPARATE ACCOUNT ONE

                       Statement of Changes in Net Assets

                     Years ended December 31, 1998 and 1997

                                                           MFS                       Warburg Pincus
                                                  ---------------------------------------------------------------
                                                       Utilities            Fixed Income      International Equity
                                                  --------------------  ---------------------  ------------------
                                                     1998       1997       1998         1997      1998      1997
                                                  -----------  -------  ------------   ------  ----------  ------
Increase (decrease) in net assets:
    Operations:
      Net investment income (loss)                $    (3,071) $   --   $     79,465   $  --   $     (103) $  --
      Net realized gain (loss)                            589      --         32,855      --       (2,369)    --
      Net unrealized gain (loss) on investments        49,431      --        (68,774)     --        3,155     --
                                                  -----------  -------  ------------   ------  ----------  ------
              Net increase in net assets resulting
                from operations                        46,949      --         43,546      --          683     --
                                                  -----------  -------  ------------   ------  ----------  ------

Contract transactions:
    Transfer of annuity fund deposits                  56,609      --        146,883      --        7,050     --
    Net transfers between sub-accounts                781,790      --      1,999,870      --       65,528     --
    Death benefits                                        --       --            --       --          --      --
    Surrenders                                         (4,394)     --        (11,654)     --          --      --
                                                  -----------  -------  ------------   ------  ----------  ------
              Net increase in net assets resulting
                from contract transactions            834,005      --      2,135,099      --       72,578     --
                                                  -----------  -------  ------------   ------  ----------  ------
              Total increase in net assets            880,954      --      2,178,645      --       73,261     --
Net assets:
    Beginning of year                                     --       --            --       --          --      --
                                                  -----------  -------  ------------   ------  ----------  ------
    End of year                                   $   880,954  $   --   $  2,178,645   $  --   $   73,261  $  --
                                                  ===========  =======  ============   ======  ==========  ======


See accompanying notes to financial statements.

                                       19                            (Continued)

                              UNITED LIFE & ANNUITY
                              SEPARATE ACCOUNT ONE

                       Statement of Changes in Net Assets

                     Years ended December 31, 1998 and 1997

                                                     Warburg Pincus                       AIM
                                                  ---------------------------------------------------------------
                                                  Post Venture Capital Capital Appreciation   Diversified Income
                                                  -------------------  ---------------------  -------------------
                                                    1998       1997       1998        1997       1998      1997
                                                  ----------  -------  ------------  -------  -----------  ------
Increase (decrease) in net assets:
    Operations:
      Net investment income (loss)                $     (336) $   --   $     (5,287) $   --   $    21,969  $  --
      Net realized gain (loss)                        (2,428)     --         24,782      --         6,699     --
      Net unrealized gain (loss) on investments        1,870      --        229,701      --       (27,358)    --
                                                  ----------  -------  ------------  -------  -----------  ------
              Net increase in net assets resulting
                from operations                         (894)     --        249,196      --         1,310     --
                                                  ----------  -------  ------------  -------  -----------  ------
Contract transactions:
    Transfer of annuity fund deposits                    795      --        146,124      --        66,742     --
    Net transfers between sub-accounts                63,335      --      1,666,016      --       446,194     --
    Death benefits                                       --       --           --        --          --       --
    Surrenders                                          (446)     --        (20,114)     --        (4,672)    --
                                                  ----------  -------  ------------  -------  -----------  ------
              Net increase in net assets resulting
                from contract transactions            63,684      --      1,792,026      --       508,264     --
                                                  ----------  -------  ------------  -------  -----------  ------
              Total increase in net assets            62,790      --      2,041,222      --       509,574     --
Net assets:
    Beginning of year                                    --       --            --       --          --       --
                                                  ----------  -------  ------------  -------  -----------  ------
    End of year                                   $   62,790  $   --   $  2,041,222  $   --   $   509,574  $  --
                                                  ==========  =======  ============  =======  ===========  ======


See accompanying notes to financial statements.

                                       20                            (Continued)

                              UNITED LIFE & ANNUITY
                              SEPARATE ACCOUNT ONE

                       Statement of Changes in Net Assets

                     Years ended December 31, 1998 and 1997

                                                                                  AIM
                                                  --------------------------------------------------------------------
                                                         Growth            Growth and Income     International Equity
                                                  ---------------------   --------------------   ---------------------
                                                      1998       1997        1998       1997        1998        1997
                                                  -------------  ------   ------------  ------   ------------  -------
Increase (decrease) in net assets:
    Operations:
      Net investment income (loss)                $      (2,294) $  --    $         41  $  --    $      4,075  $   --
      Net realized gain (loss)                           69,824     --           1,162     --          (9,085)     --
      Net unrealized gain (loss) on investments         132,627     --         149,881     --          69,392      --
                                                  -------------  ------   ------------  ------   ------------  -------
              Net increase in net assets resulting
                from operations                         200,157     --         151,084     --          64,382      --
                                                  -------------  ------   ------------  ------   ------------  -------
Contract transactions:
    Transfer of annuity fund deposits                   145,638     --         164,418     --           7,519      --
    Net transfers between sub-accounts                  867,353     --       1,080,630     --       1,030,701      --
    Death benefits                                         --       --            --       --            --        --
    Surrenders                                          (15,375)    --          (5,701)    --          (3,980)     --
                                                  -------------  ------   ------------  ------   ------------  -------
              Net increase in net assets resulting
                from contract transactions              997,616     --       1,239,347     --       1,034,240      --
                                                  -------------  ------   ------------  ------   ------------  -------
              Total increase in net assets            1,197,773     --       1,390,431     --       1,098,622      --
Net assets:
    Beginning of year                                      --       --            --       --             --       --
                                                  -------------  ------   ------------  ------   ------------  -------
    End of year                                   $   1,197,773  $  --    $  1,390,431  $  --    $  1,098,622  $   --
                                                  =============  ======   ============  ======   ============  =======


See accompanying notes to financial statements.

                                       21                            (Continued)

                              UNITED LIFE & ANNUITY
                              SEPARATE ACCOUNT ONE

                       Statement of Changes in Net Assets

                     Years ended December 31, 1998 and 1997

                                                                               NB
                                                  --------------------------------------------------------------
                                                       Guardian         Limited Maturity      Mid Cap Growth
                                                  --------------------  ------------------  --------------------
                                                     1998       1997      1998      1997       1998       1997
                                                  -----------  -------  ----------  ------  -----------  -------
Increase (decrease) in net assets:
    Operations:
      Net investment income (loss)                $    (1,667) $   --   $      (60) $  --   $    (2,050) $   --
      Net realized gain (loss)                         (3,433)     --            7     --         3,228      --
      Net unrealized gain (loss) on investments        47,097      --           84     --        68,305      --
                                                  -----------  -------  ----------  ------  -----------  -------
              Net increase in net assets resulting
                from operations                        41,997      --           31     --        69,483      --
                                                  -----------  -------  ----------  ------  -----------  -------
Contract transactions:
    Transfer of annuity fund deposits                  19,096      --         --       --        59,064      --
    Net transfers between sub-accounts                336,700      --       21,150     --       255,764      --
    Death benefits                                       --        --         --       --          --        --
    Surrenders                                         (5,728)     --         (281)    --        (3,759)     --
                                                  -----------  -------  ----------  ------  -----------  -------
              Net increase in net assets resulting
                from contract transactions            350,068      --       20,869     --       311,069      --
                                                  -----------  -------  ----------  ------  -----------  -------
              Total increase in net assets            392,065      --       20,900     --       380,552      --
Net assets:
    Beginning of year                                    --        --          --      --          --        --
                                                  -----------  -------  ----------  ------  -----------  -------
    End of year                                   $   392,065  $   --   $   20,900  $  --   $   380,552  $   --
                                                  ===========  =======  ==========  ======  ===========  =======


See accompanying notes to financial statements.


                                       22                            (Continued)

                              UNITED LIFE & ANNUITY
                              SEPARATE ACCOUNT ONE

                       Statement of Changes in Net Assets

                     Years ended December 31, 1998 and 1997

                                                           NB                             MS
                                                  --------------------------------------------------------------
                                                       Partners         Emerging Markets Debt  Equity Growth
                                                  --------------------  ------------------  --------------------
                                                     1998       1997      1998      1997       1998       1997
                                                  -----------  -------  ----------  ------  -----------  -------
Increase (decrease) in net assets:
    Operations:
      Net investment income (loss)                $    (1,373) $   --   $    7,816  $  --   $    (1,338) $   --
      Net realized gain (loss)                           (864)     --         (171)    --        (6,950)     --
      Net unrealized gain (loss) on investments        22,710      --       (5,030)    --        43,356      --
                                                  -----------  -------  ----------  ------  -----------  -------
              Net increase in net assets resulting
                from operations                        20,473      --        2,615     --        35,068      --
                                                  -----------  -------  ----------  ------  -----------  -------
Contract transactions:
    Transfer of annuity fund deposits                  22,449      --          939     --        51,539      --
    Net transfers between sub-accounts                294,631      --       66,052     --       336,984      --
    Death benefits                                       --        --         --       --          --        --
    Surrenders                                         (3,547)     --         --       --          (529)     --
                                                  -----------  -------  ----------  ------  -----------  -------
              Net increase in net assets resulting
                from contract transactions            313,533      --       66,991     --       387,994      --
                                                  -----------  -------  ----------  ------  -----------  -------
              Total increase in net assets            334,006      --       69,606     --       423,062      --
Net assets:
    Beginning of year                                    --        --         --       --          --        --
                                                  -----------  -------  ----------  ------  -----------  -------
    End of year                                   $   334,006  $   --   $   69,606  $  --   $   423,062  $   --
                                                  ===========  =======  ==========  ======  ===========  =======


See accompanying notes to financial statements.

                                       23                            (Continued)

                                    UNITED LIFE & ANNUITY
                                     SEPARATE ACCOUNT ONE

                              Statement of Changes in Net Assets

                            Years ended December 31, 1998 and 1997

                                                                  MS
                                         ------------------------------------------------------
                                              Global           High Yield           Value              Total all Funds
                                         ------------------ ------------------ ----------------  ----------------------------
                                            1998      1997     1998      1997    1998     1997       1998           1997
                                         -----------  ----- -----------  ----- ---------  -----  -------------  -------------
Increase (decrease) in net assets:
   Operations:
     Net investment income (loss)        $     2,315  $ --  $    71,876  $ --  $   4,037  $ --       1,001,224        351,208
     Net realized gain (loss)                 23,459    --        2,052    --    (59,526)   --       6,437,380        903,586
     Net unrealized gain (loss) on
         investment                           27,239    --      (38,881)   --     17,428    --       8,354,162      3,778,630
                                         -----------  ----- -----------  ----- ---------  -----  -------------  -------------
            Net increase in net assets
              resulting from operations       53,013    --       35,047    --    (38,061)   --      15,792,766      5,033,424
                                         -----------  ----- -----------  ----- ---------  -----  -------------  -------------

Contract transactions:
   Transfer of annuity fund deposits          15,255    --       38,608    --     25,690    --      71,294,146     31,642,266
   Net transfers between sub-accounts      1,133,975    --    1,314,337    --    598,223    --      (8,861,672)    (1,226,608)
   Death benefits                               --      --         --      --       --      --        (816,878)      (135,885)
   Surrenders                                (10,680)   --       (6,002)   --    (15,323)   --      (4,747,167)    (1,464,547)
                                         -----------  ----- -----------  ----- ---------  -----  -------------  -------------
            Net increase in net assets
              resulting from contract
              transactions                 1,138,550    --    1,346,943    --    608,590    --      56,868,429     28,815,226
                                         -----------  ----- -----------  ----- ---------  -----  -------------  -------------
            Total increase in net assets   1,191,563    --    1,381,990    --    570,529    --      72,661,195     33,848,650
Net assets:
   Beginning of year                            --      --         --      --       --      --      51,901,083     18,052,433
                                         -----------  ----- -----------  ----- ---------  -----  -------------  -------------
   End of year                           $ 1,191,563  $ --  $ 1,381,990  $ --  $ 570,529  $ --     124,562,278     51,901,083
                                         ===========  ===== ===========  ===== =========  =====  =============  =============


See accompanying notes to financial statements.

                                       24                            (Continued)

                              UNITED LIFE & ANNUITY
                              SEPARATE ACCOUNT ONE

                          Notes to Financial Statements

                                December 31, 1998



(1)    Organization and Business

       United Life & Annuity Separate Account One (the Separate Account) is a separate investment account of United Life & Annuity Insurance Company
       (ULA). The Separate Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust. ULA administers its SpectraSelect, SpectraDirect and Spectra SDB products (the Products) through the Separate Account. The Products range from seven to ten years. ULA is a stock life insurance company domiciled in Texas and organized in 1955. ULA is currently authorized to conduct business in 47 states, the District of Columbia and Puerto Rico. ULA is a wholly-owned subsidiary of Pacific Life and Accident Insurance Company, a wholly-owned subsidiary of PennCorp Financial Group, Inc., an insurance holding company.

       Generally the Separate Account consists of thirty-three sub-accounts. Each of the thirty-three sub-accounts invests only in a single corresponding portfolio of either The Alger American Fund (Fred Alger Management, Advisor), the Dreyfus Variable Investment Fund and the Dreyfus Stock Index Fund (The Dreyfus Corporation, Advisor), Federated Insurance Series (Federated Advisors, Advisor), MFS Variable Insurance Trust (Massachusettes Financial Services Corp., Advisor), Scudder Variable Life Investment Fund (Scudder Kemper Investments, Inc., Advisor), the Van Eck Worldwide Insurance Trust (Van Eck Associates Corporation, Advisor), AIM (AIM Advisors, Inc., Advisor), Emerging Markets Debt (Morgan Stanley Asset Managements, Inc., Advisor), High Yield and Value (Miller, Anderson and Sherrerd, LLP, Advisor), Neuberger and Berman (N&B Management, Advisor) or Warburg Pincus (Warburg Pincus Asset Management, Inc., Advisor).


(2)    Investments

       Investments of the Separate Account are valued daily at market value using net asset values provided by the respective sub-account advisors. Transactions are accounted for on the trade date and dividend income is recognized on the ex-dividend date. Realized gains and losses are determined on a first-in first-out basis. Generally, investment income and realized capital gains are reinvested.



                                       25                            (Continued)

                              UNITED LIFE & ANNUITY
                              SEPARATE ACCOUNT ONE

                          Notes to Financial Statements

                                December 31, 1998



(3)    Contract Charges

       A mortality and expense risk charge is deducted from the Separate Account, on a daily basis equal, on an annual basis, to 1.52% for SpectraDirect, to 1.45% for SpectraSelect and to 1.25% for Spectra SDB, of the average daily net asset value of each sub-account of the Separate Account. This charge compensates ULA for assuming the mortality and expense risks under the contracts and certificates. In addition, an administrative charge is deducted from the Separate Account on an annual basis equal to .15% of the average daily net asset value of each sub-account of the Separate Account. This charge compensates ULA for costs associated with the administration of the contracts, certificates and the Separate Account. Under certain circumstances, a transfer fee may be assessed when an owner or certificate holder transfers contract values or certificate holder's account values between sub-accounts or to or from ULA's fixed accounts. A contingent deferred sales charge is assessed against full or partial surrenders in accordance with contract terms. There is no contingent deferred sales charge if all premiums were received generally for at least seven to ten years prior to the date of the full or partial surrenders. An annual contract or certificate maintenance fee of $30 is charged on SpectraDirect and Spectra SDB contracts based upon a minimum contract value. Some states and other jurisdictions assess premium taxes at the time purchase payments are made; others assess premium taxes at the time annuity payments begin. Premium taxes are deducted when they are due.


(4)    Income Taxes

       The operations of the Separate Account are included in the federal income tax return of ULA, which is taxed as a Life Insurance Company under the provisions of the Internal Revenue Code. ULA does not expect to incur any federal income tax liability on earnings, or realized capital gains attributable to the Separate Account, therefore, no charges for federal income taxes are currently deducted from the Separate Account. If ULA incurs income taxes attributable to the Separate Account, or determines that such taxes will be incurred, it may make a charge for such taxes against the Separate Account.


(5)    Use of Estimates

       Management of the Company has made a number of estimates and assumptions relating to the reporting of assets and liabilities and the disclosure of contingent assets and liabilities to prepare these financial statements in conformity with generally accepted accounting principles. Actual results could differ from those estimates.



                                       26                            (Continued)

                              UNITED LIFE & ANNUITY
                              SEPARATE ACCOUNT ONE

                          Notes to Financial Statements

                                December 31, 1998



(6)    Changes in the Units Outstanding

                                                       Alger                                      Federated
                                            ----------------------------- ----------------------------------------------------------
                                                       Growth                   American Leaders                Prime Money
                                            ----------------------------- ----------------------------------------------------------
                                                1998           1997            1998           1997          1998           1997
                                            -------------- -------------- -------------------------------------------- -------------
       Units outstanding beginning
            of the year                          527,092        265,242             --             --             --             --
       Units purchased                            76,659         49,810          2,904             --      1,935,625             --
       Units transferred between
            sub-accounts                         312,222        232,123         94,311             --     (1,583,519)            --
       Units surrendered                         (44,875)       (20,083)        (2,144)            --        (22,285)            --
                                            -------------- -------------- -------------- -------------- -------------- -------------
       Units outstanding end of the year         871,098        527,092         95,071             --        329,821             --
                                            ============== ============== ============== ============== ============== =============

                                                                                   Federated
                                            ----------------------------------------------------------------------------------------
                                                  High Income Bond            U.S. Government Bond                Utility
                                            ----------------------------- ----------------------------------------------------------
                                                1998           1997            1998           1997          1998           1997
                                            -------------- -------------- -------------------------------------------- -------------
       Units outstanding beginning
            of the year                          289,681        193,943        154,877         25,831        121,807         45,403
       Units purchased                            33,678         15,721         29,878         28,420         15,331         18,348
       Units transferred between
            sub-accounts                         231,697         89,252         72,142        103,695         66,947         59,915
       Units surrendered                         (34,576)        (9,235)       (18,921)        (3,069)       (10,804)        (1,859)
                                            -------------- -------------- -------------- -------------- -------------- -------------
       Units outstanding end of the year         520,480        289,681        237,976        154,877        193,281        121,807
                                            ============== ============== ============== ============== ============== =============

                                                      Van Eck                                      Dreyfus
                                            ----------------------------- ----------------------------------------------------------
                                               Worldwide Hard Assets               Stock Index               Growth and Income
                                            ----------------------------- ----------------------------------------------------------
                                                1998           1997            1998           1997          1998           1997
                                            -------------- -------------- -------------------------------------------- -------------
       Units outstanding  beginning
            of the year                           25,487          7,122        497,429        181,969        333,084        120,598
       Units purchased                             1,253          2,678        127,114         52,851         57,645         38,724
       Units transferred between
            sub-accounts                          (1,145)        16,142        477,654        279,089        254,596        187,968
       Units surrendered                          (1,408)          (455)       (44,394)       (16,480)       (39,736)       (14,206)
                                            -------------- -------------- -------------- -------------- -------------- -------------
       Units outstanding end of the year          24,187         25,487      1,507,803        497,429        605,589        333,084
                                            ============== ============== ============== ============== ============== =============


                                       27                            (Continued)

                              UNITED LIFE & ANNUITY
                              SEPARATE ACCOUNT ONE

                          Notes to Financial Statements

                                December 31, 1998


(6)    Changes in the Units Outstanding, Continued

                                                                      Scudder                                       MFS
                                            ----------------------------------------------------------------------------------------
                                                    Money Market                  International               Emerging Growth
                                            ----------------------------- ----------------------------------------------------------
                                                1998           1997            1998           1997          1998           1997
                                            -------------- -------------- -------------------------------------------- -------------
       Units outstanding  beginning
            of the year                          461,537        228,486        286,406        119,631        640,544        242,852
       Units purchased                         4,037,207      2,555,841         46,649         25,371         68,611         66,048
       Units transferred between
            sub-accounts                      (3,809,793)    (2,307,894)       108,633        149,475        439,767        352,324
       Units surrendered                         (82,841)       (14,896)       (19,166)        (8,071)       (50,536)       (20,680)
                                            -------------- -------------- -------------- -------------- -------------- -------------
       Units outstanding end of the year         606,111        461,537        422,522        286,406      1,098,386        640,544
                                            ============== ============== ============== ============== ============== =============

                                                                                      MFS
                                            ----------------------------------------------------------------------------------------
                                                    Total Return               Growth with Income                 Research
                                            ----------------------------- ----------------------------------------------------------
                                                1998           1997            1998           1997          1998           1997
                                            -------------- -------------- -------------------------------------------- -------------
       Units outstanding  beginning
            of the year                          509,069        146,453             --             --             --             --
       Units purchased                            78,142         63,721          4,218             --          2,599             --
       Units transferred between
            sub-accounts                         434,730        315,014         89,370             --        126,198             --
       Units surrendered                         (69,433)       (16,119)        (1,199)            --         (1,688)            --
                                            -------------- -------------- -------------- -------------- -------------- -------------
       Units outstanding end of the year         952,508        509,069         92,389             --        127,109             --
                                            ============== ============== ============== ============== ============== =============

                                                        MFS                                     Warburg Pincus
                                            ----------------------------- ----------------------------------------------------------
                                                     Utilities                    Fixed Income              International Equity
                                            ----------------------------- ----------------------------------------------------------
                                                1998           1997            1998           1997          1998           1997
                                            -------------- -------------- -------------------------------------------- -------------
       Units outstanding  beginning
            of the year                               --             --             --             --             --             --
       Units purchased                             5,677             --         14,718             --            753             --
       Units transferred between
            sub-accounts                          78,467             --        194,274             --          7,454             --
       Units surrendered                            (449)            --         (1,510)            --             --             --
                                            -------------- -------------- -------------- -------------- -------------- -------------
       Units outstanding end of the year          83,695             --        207,482             --          8,207             --
                                            ============== ============== ============== ============== ============== =============

                                                   Warburg Pincus                                    AIM
                                            ----------------------------- ----------------------------------------------------------
                                                Post Venture Capital          Capital Appreciation           Diversified Income
                                            ----------------------------- ----------------------------------------------------------
                                                1998           1997            1998           1997          1998           1997
                                            -------------- -------------- -------------------------------------------- -------------
       Units outstanding beginning
            of the year                               --             --             --             --             --             --
       Units purchased                                92             --         15,791             --          6,681             --
       Units transferred between
            sub-accounts                           6,923             --        183,299             --         45,217             --
       Units surrendered                             (58)            --         (2,486)            --           (478)            --
                                            -------------- -------------- -------------- -------------- -------------- -------------
       Units outstanding end of the year           6,957             --        196,604             --         51,420             --
                                            ============== ============== ============== ============== ============== =============

                                       28                            (Continued)

                              UNITED LIFE & ANNUITY
                              SEPARATE ACCOUNT ONE

                          Notes to Financial Statements

                                December 31, 1998

(6)    Changes in the Units Outstanding, Continued

                                                                                      AIM
                                            ----------------------------------------------------------------------------------------
                                                       Growth                   Growth and Income           International Equity
                                            ----------------------------- ----------------------------------------------------------
                                                1998           1997            1998           1997          1998           1997
                                            -------------- -------------- -------------------------------------------- -------------
       Units outstanding beginning
            of the year                               --             --             --             --             --             --
       Units purchased                            15,156             --         16,414             --            759             --
       Units transferred between
            sub-accounts                          89,394             --        106,346             --        113,704             --
       Units surrendered                          (1,736)            --           (593)            --           (433)            --
                                            -------------- -------------- -------------- -------------- -------------- -------------
       Units outstanding end of the year         102,814             --        122,167             --        114,030             --
                                            ============== ============== ============== ============== ============== =============

                                                                                       NB
                                            ----------------------------------------------------------------------------------------
                                                      Guardian                  Limited Maturity               Mid Cap Growth
                                            ----------------------------- ----------------------------------------------------------
                                                1998           1997            1998           1997          1998           1997
                                            -------------- -------------- -------------------------------------------- -------------
       Units outstanding  beginning
            of the year                               --             --             --             --             --             --
       Units purchased                             2,068             --             --             --          6,060             --
       Units transferred between
            sub-accounts                          40,522             --          2,087             --         27,925             --
       Units surrendered                            (650)            --            (28)            --           (390)            --
                                            -------------- -------------- -------------- -------------- -------------- -------------
       Units outstanding end of the year          41,940             --          2,059             --         33,595             --
                                            ============== ============== ============== ============== ============== =============

                                                         NB                                           MS
                                            ----------------------------- ----------------------------------------------------------
                                                      Partners                Emerging Markets Debt            Equity Growth
                                            ----------------------------- ----------------------------------------------------------
                                                1998           1997            1998           1997          1998           1997
                                            -------------- -------------- -------------------------------------------- -------------
       Units outstanding beginning
            of the year                               --             --             --             --             --             --
       Units purchased                             2,461             --            231             --          5,427             --
       Units transferred between
            sub-accounts                          33,846             --         10,046             --         35,464             --
       Units surrendered                            (475)            --            (69)            --            (53)            --
                                            -------------- -------------- -------------- -------------- -------------- -------------
       Units outstanding end of the year          35,832             --         10,208             --         40,838             --
                                            ============== ============== ============== ============== ============== =============

                                                                                       MS
                                            ----------------------------------------------------------------------------------------
                                                   Global Equity                   High Yield                      Value
                                            ----------------------------- ----------------------------------------------------------
                                                1998           1997            1998           1997          1998           1997
                                            -------------- -------------- -------------------------------------------- -------------
       Units outstanding  beginning
            of the year                               --             --             --             --             --             --
       Units purchased                             1,583             --          3,905             --          2,901             --
       Units transferred between
            sub-accounts                         120,797             --        135,538             --         63,356             --
       Units surrendered                          (1,113)            --           (616)            --         (1,760)            --
                                            -------------- -------------- -------------- -------------- -------------- -------------
       Units outstanding end of the year         121,267             --        138,827             --         64,497             --
                                            ============== ============== ============== ============== ============== =============

                                       29                            (Continued)

                              UNITED LIFE & ANNUITY
                              SEPARATE ACCOUNT ONE

                          Notes to Financial Statements

                                December 31, 1998

(7)    Unit Values

       A summary of unit values and units outstanding for variable annuity contracts and the expense ratios, including expenses of the underlying funds for each of the two years in the period ended December 31, 1998 follows:

                                                                                                                    Annualized
                                                                                                                     ratio of
                                                                                                                     expenses
                                                                                Average                             to average
                                                              Units           unit value         Net assets         net assets
                                                         ----------------   ----------------   ----------------   ---------------
       Alger American Growth Portfolio
       December 31:
           1998                                               871,098          $    19.23       $16,747,980            1.57%
           1997                                               527,092               13.88         7,305,343            1.66

       Federated American Leaders
       December 31:
           1998                                                95,071               10.14           963,818            1.15
           1997                                                    --                --                  --             --

       Federated Prime Money
       December 31:
           1998                                               329,821               10.21         3,367,951            1.32
           1997                                                    --                --                  --             --

       Federated High Income Bond Fund II
       December 31:
           1998                                               520,480               12.50         6,506,271            1.75
           1997                                               289,681               12.79         3,703,960            1.61

       Federated Fund for U.S. Government Securities
           II December 31:
           1998                                               237,976               11.69         2,782,939            2.14
           1997                                               154,877               11.09         1,718,067            1.50

       Federated Utility Fund II
       December 31:
           1998                                               193,281               15.01         2,902,018            1.70
           1997                                               121,807               14.08         1,714,981            1.69

                                       30                            (Continued)

                              UNITED LIFE & ANNUITY
                              SEPARATE ACCOUNT ONE

                          Notes to Financial Statements

                                December 31, 1998


(7)    Unit Values, Continued

                                                                                                                    Annualized
                                                                                                                     ratio of
                                                                                                                     expenses
                                                                                Average                             to average
                                                              Units           unit value         Net assets         net assets
                                                         ----------------   ----------------   ----------------   ---------------
       Van Eck Worldwide Hard Assets
       December 31:
           1998                                                24,187          $     7.64       $   184,710            1.75%
           1997                                                25,487               11.38           290,157            1.77

       Dreyfus Stock Index
       December 31:
           1998                                             1,057,803               18.58        19,652,813            1.58
           1997                                               497,429               16.00         7,959,989            1.55

       Dreyfus Growth and Income
       December 31:
           1998                                               605,589               15.35         9,297,214            1.77
           1997                                               333,084               14.22         4,736,420            1.61

       Scudder Money Market
       December 31:
           1998                                               606,111               10.94         6,628,217            2.23
           1997                                               461,537               10.74         4,954,866            1.78

       Scudder International
       December 31:
           1998                                               422,522               14.20         5,998,029            2.02
           1997                                               286,406               12.25         3,507,256            1.73

       MFS Emerging Growth
       December 31:
           1998                                             1,098,386               17.46        19,173,453            1.57
           1997                                               640,544               14.07         9,010,577            1.71

       MFS Total Return
       December 31:
           1998                                               952,508               14.54        13,853,262            1.71
           1997                                               509,069               13.75         6,999,467            1.55

                                       31                            (Continued)

                              UNITED LIFE & ANNUITY
                              SEPARATE ACCOUNT ONE

                          Notes to Financial Statements

                                December 31, 1998


(7)    Unit Values, Continued

                                                                                                                    Annualized
                                                                                                                     ratio of
                                                                                                                     expenses
                                                                                Average                             to average
                                                              Units           unit value         Net assets         net assets
                                                         ----------------   ----------------   ----------------   ---------------
       MFS Growth with Income December 31:
           1998                                                92,389          $    10.57        $  976,562            0.79%
           1997                                                    --                --                  --             --

       MFS Research
       December 31:
           1998                                               127,109               10.46         1,329,496            0.71
           1997                                                    --                --                  --             --

       MFS Utilities
       December 31:
           1998                                                83,695               10.53           880,954            0.70
           1997                                                    --                --                  --             --

       Warburg Pincus Fixed Income
       December 31:
           1998                                               207,482               10.50         2,178,645            1.09
           1997                                                    --                --                  --             --

       Warburg Pincus International Equity
       December 31:
           1998                                                 8,207                8.93            73,261            1.33
           1997                                                    --                --                  --             --

       Warburg Pincus Post Venture Capital
       December 31:
           1998                                                 6,957                9.03            62,790            1.07
           1997                                                    --                --                  --             --

                                       32                            (Continued)

                              UNITED LIFE & ANNUITY
                              SEPARATE ACCOUNT ONE

                          Notes to Financial Statements

                                December 31, 1998


(7)    Unit Values, Continued

                                                                                                                    Annualized
                                                                                                                     ratio of
                                                                                                                     expenses
                                                                                Average                             to average
                                                              Units           unit value         Net assets         net assets
                                                         ----------------   ----------------   ----------------   ---------------
       AIM Capital Appreciation
       December 31:
           1998                                               196,604          $    10.38        $2,041,222            0.80%
           1997                                                    --                --                  --             --

       AIM Diversified Income
       December 31:
           1998                                                51,420                9.91           509,574            0.74
           1997                                                    --                --                  --             --

       AIM Growth
       December 31:
           1998                                               102,814               11.65         1,197,773            1.01
           1997                                                    --                --                  --             --

       AIM Growth and Income December 31:
           1998                                               122,167               11.38         1,390,431            0.66
           1997                                                    --                --                  --             --

       AIM International Equity
       December 31:
           1998                                               114,030                9.63         1,098,622            0.75
           1997                                                    --                --                  --             --

       NB Guardian
       December 31:
           1998                                                41,940                9.35           392,065            0.95
           1997                                                    --                --                  --             --

       NB Limited Maturity
       December 31:
           1998                                                 2,059               10.15            20,900            0.57
           1997                                                    --                --                  --             --


                                       33                            (Continued)

                              UNITED LIFE & ANNUITY
                              SEPARATE ACCOUNT ONE

                          Notes to Financial Statements

                                December 31, 1998



(7)    Unit Values, Continued

                                                                                                                    Annualized
                                                                                                                     ratio of
                                                                                                                     expenses
                                                                                Average                             to average
                                                              Units           unit value         Net assets         net assets
                                                         ----------------   ----------------   ----------------   ---------------
       NB Mid Cap Growth
       December 31:
           1998                                                33,595          $    11.33        $  380,552            1.08%
           1997                                                    --                --                  --             --

       NB Partners
       December 31:
           1998                                                35,832                9.32           334,006            0.82
           1997                                                    --                --                  --             --

       MS Emerging Markets
       December 31:
           1998                                                10,208                6.82            69,606            0.87
           1997                                                    --                --                  --             --

       MS Equity Growth
       December 31:
           1998                                                40,838               10.36           423,062            0.63
           1997                                                    --                --                  --             --

       MS Global
       December 31:
           1998                                               121,267                9.83         1,191,563            0.45
           1997                                                    --                --                  --             --

       MS High Yield
       December 31:
           1998                                               138,827                9.95         1,381,990            0.63
           1997                                                    --                --                  --             --

       MS Value
       December 31:
           1998                                                64,497                8.85           570,529            1.37
           1997                                                    --                --                  --             --


                                       3



            UNITED LIFE & ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                        Consolidated Financial Statements

                           December 31, 1998 and 1997

                   (With Independent Auditors' Report Thereon)

                          INDEPENDENT AUDITORS' REPORT


The Board of Directors and Stockholder
United Life & Annuity Insurance Company:

We have audited the accompanying consolidated balance sheets of United Life & Annuity Insurance Company and subsidiaries (the Company) as of December 31, 1998 and 1997, and the related consolidated statements of income and comprehensive income (loss), shareholders' equity, and cash flows for the years ended December 31, 1998 and 1997 and for the periods from July 24, 1996 to December 31, 1996 (Successor period) and January 1, 1996 to July 23, 1996 (Predecessor period). Our audit also included the related financial statement schedules III, IV and V. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the aforementioned consolidated financial statements present fairly, in all material respects, the financial position of United Life & Annuity Insurance Company and subsidiaries as of December 31, 1998 and 1997, and the results of their operations and their cash flows for the years ended December 31, 1998 and 1997 and the periods from July 24, 1996 to December 31, 1996 (Successor period) and January 1, 1996 to July 23, 1996 (Predecessor period), in conformity with generally accepted accounting principles. Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.


/S/ KPMG LLP

Dallas, Texas
March 31, 1999

            UNITED LIFE & ANNUITY INSURANCE COMPANY AND SUBSIDIARIES
                           CONSOLIDATED BALANCE SHEETS
                        as of December 31, 1998 and 1997
                    (In thousands, except share information)

                                                                                          1998            1997
                                                                                     -------------   -------------
ASSETS
Investments:
   Fixed maturities available for sale, at fair value (cost $933,296 and $1,069,459)  $    955,449   $   1,106,961
   Equity securities available for sale, at fair value (cost $392 and $--).........            362               5
   Mortgage loans on real estate, net of allowance of $8,851 in 1998 and
     $3,923 in 1997................................................................        212,503         227,755
   Policy loans....................................................................         22,168          22,585
   Short-term investments..........................................................         21,342          22,804
   Investments in limited partnerships.............................................         14,081          16,026
   Real estate.....................................................................            458             932
   Other investments...............................................................             --             145
                                                                                      ------------   -------------
     Total investments.............................................................      1,226,363       1,397,213
Due from reinsurers................................................................         36,215          33,379
Accrued investment income..........................................................         16,619          17,482
Investment in securities of affiliates.............................................         13,746           5,509
Accounts and notes receivable......................................................          5,340           3,309
Present value of insurance in force................................................         25,988          27,769
Deferred policy acquisition costs..................................................         26,438          13,671
Deferred income taxes, net.........................................................          4,636           3,529
Other assets.......................................................................          2,620           2,140
Costs in excess of net assets acquired.............................................         25,226          27,324
Assets held in separate accounts...................................................        124,562          51,901
                                                                                      ------------   -------------
     Total assets..................................................................   $  1,507,753   $   1,583,226
                                                                                      ============   =============

LIABILITIES
Policy liabilities and accruals....................................................   $  1,190,973   $   1,312,876
Accrued expenses and other liabilities.............................................         12,271          18,195
Due to affiliates..................................................................          3,112             453
Liabilities related to separate accounts...........................................        124,562          51,901
                                                                                      ------------   -------------
     Total liabilities.............................................................      1,330,918       1,383,425
                                                                                      ------------   -------------

SHAREHOLDERS' EQUITY
Common stock, $2.00 par value; 4,200,528 shares authorized issued and outstanding..          8,401           8,401
Additional paid in capital.........................................................        163,675         174,447
Other comprehensive income, net of tax of $3,075 and $5,211........................          5,710           9,678
Retained earnings (deficit)........................................................           (951)          7,275
                                                                                      ------------   -------------
     Total shareholders' equity....................................................        176,835         199,801
                                                                                      ------------   -------------
     Total liabilities and shareholders' equity....................................   $  1,507,753   $   1,583,226
                                                                                      ============   =============

          See accompanying Notes to Consolidated Financial Statements.

            UNITED LIFE & ANNUITY INSURANCE COMPANY AND SUBSIDIARIES
        CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME (LOSS)
              for the Years Ended December 31, 1998, 1997 and 1996
                                 (In thousands)

                                                                                                     Historical
                                                                                                      basis of
                                                             Purchase basis of accounting            accounting
                                                     --------------------------------------------  -------------
                                                                                       Period          Period
                                                                                        from            from
                                                                                     July 24 to      January 1,
                                                                                    December 31,     to July 23,
                                                          1998           1997           1996            1996
                                                     -------------   -------------  -------------  -------------
Revenues:
   Premiums........................................  $       4,177   $       5,731  $       3,483  $       3,732
   Interest sensitive policy product charges.......          3,342           2,821          1,048          1,421
   Net investment income...........................        100,018         111,536         50,666         66,421
   Net realized gains (losses) from sale of
     investments...................................          2,321           5,932           (157)        (1,592)
   Other income....................................         15,942          16,459         20,274             52
                                                     -------------   -------------  -------------  -------------
       Total revenues..............................        125,800         142,479         75,314         70,034
                                                     -------------   -------------  -------------  -------------

Benefits and expenses:
   Policyholder benefits incurred..................         11,521           6,980          3,332          5,215
   Interest on annuity policies....................         60,128          67,354         32,022         42,434
   Change in liability for future policy benefits
     and other policy benefits.....................         (3,120)            169            504            752
   Amortization of present value of insurance
     in force and deferred policy acquisition costs         14,717          15,588          5,068          9,699
   Amortization of costs in excess of net
     assets acquired...............................          1,476           1,434            583             --
   Underwriting and other administrative expenses..         29,944          28,209         25,162          9,753
                                                     -------------   -------------  -------------  -------------
       Total benefits and expenses.................        114,666         119,734         66,671         67,853
                                                     -------------   -------------  -------------  -------------

Income before income taxes.........................         11,134          22,745          8,643          2,181
     Income taxes..................................          4,812           9,122          3,155            769
                                                     -------------   -------------  -------------  -------------
Net income.........................................  $       6,322   $      13,623  $       5,488  $       1,412
                                                     =============   =============  =============  =============

Comprehensive Income Information:
   Net income......................................  $       6,322   $      13,623  $       5,488  $       1,412
   Change in unrealized holding gains (losses)
     on securities available for sale, net of
     taxes (benefits) of ($2,136), $3,048,
     $2,163 and ($17,051)..........................          2,893          10,320          3,860        (32,534)
   Reclassification adjustments for (gains) losses
     included in net income........................         (6,861)         (4,659)           157            869
                                                     -------------   -------------  -------------  -------------
       Total comprehensive income (loss)...........  $       2,354   $      19,284  $       9,505  $     (30,253)
                                                     =============   =============  =============  =============

          See accompanying Notes to Consolidated Financial Statements.

            UNITED LIFE & ANNUITY INSURANCE COMPANY AND SUBSIDIARIES
           CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY
                 for the Years Ended December 31, 1998 and 1997
                                 (In thousands)

                                                             Additional      Other      Retained       Total
                                                  Common       Paid-in   Comprehensive  Earnings    Shareholder's
                                                   Stock       Capital       Income     (Deficit)     Equity
                                                ----------   ----------   ----------   ----------   ----------

Historical basis of accounting:
   Balance at December 31, 1995.............    $    8,401   $   28,980   $   29,477   $  119,667   $  186,525
   Net income...............................            --           --           --        1,412        1,412
   Change in unrealized holding losses
     on securities available for sale,
     net of taxes...........................            --           --      (32,534)          --      (32,534)
   Reclassification adjustments for
     losses included in net income..........            --           --          869           --          869
   Dividends................................            --           --           --      (58,334)     (58,334)
                                                ----------   ----------   ----------   ----------   ----------
   Balance at July 23, 1996.................    $    8,401   $   28,980   $   (2,188)  $   62,745   $   97,938
                                                ==========   ==========   ==========   ==========   ==========

Purchase basis of accounting:
   Balance, July 24, 1996...................    $    8,401   $  101,655   $       --   $       --   $  110,056
   Pooling of interest with affiliate under
     common control.........................            --       15,534           --       (1,709)      13,825
   Net income...............................            --           --           --        5,488        5,488
   Capital contribution.....................            --       57,258           --           --       57,258
   Change in unrealized holding gains
     on securities available for sale,
     net of taxes...........................            --           --        3,860           --        3,860
   Reclassification adjustments for
     losses included in net income..........            --           --          157           --          157
                                                ----------   ----------   ----------   ----------   ----------
   Balance, December 31,1996 (restated).....         8,401      174,447        4,017        3,779      190,644
   Net income...............................            --           --           --       13,623       13,623
   Change in unrealized holding gains
     on securities available for sale,
     net of taxes...........................            --           --       10,320           --       10,320
   Reclassification adjustments for gains
     included in net income.................            --           --       (4,659)          --       (4,659)
   Dividends................................            --           --           --      (10,127)     (10,127)
                                                ----------   ----------   ----------   ----------   ----------
   Balance, December 31, 1997...............         8,401      174,447        9,678        7,275      199,801

   Net income...............................            --           --           --        6,322        6,322
   Change in unrealized holding gains
     on securities available for sale,
     net of taxes...........................            --           --        2,893           --        2,893
   Reclassification adjustments for gains
     included in net income.................            --           --       (6,861)          --       (6,861)
   Dividends................................            --           --           --      (14,548)     (14,548)
   Deemed contributions from transactions
     with affiliates:
     Acquisition of subsidiary..............            --          321           --           --          321
     Acquisition of promissory note
       from affiliate.......................            --          214           --           --          214
   Deemed distribution to affiliate in
     connection with acquisition of
     Marketing One..........................            --      (11,307)          --           --      (11,307)
                                                ----------   ----------   ----------   ----------   ----------
   Balance, December 31, 1998...............    $    8,401   $  163,675   $    5,710   $     (951)  $  176,835
                                                ==========   ==========   ==========   ==========   ==========

          See accompanying Notes to Consolidated Financial Statements.

            UNITED LIFE & ANNUITY INSURANCE COMPANY AND SUBSIDIARIES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                 for the Years Ended December 31, 1998 and 1997
                                 (In thousands)


                                                                                                       Historical
                                                                                                        basis of
                                                                       Purchase basis of accounting    accounting
                                                                       ----------------------------    ----------
                                                                                             Period      Period
                                                                                              From        From
                                                                                           July 24 to   January 1
                                                                                            December,   to July 23
                                                                        1998       1997       1996        1996
                                                                      --------   --------   --------   ----------
Cash flows from operating activities:
   Net income......................................................    $   6,322  $ 13,623   $  5,488   $  1,412
   Adjustments to reconcile net income to net cash used by
    operating activities:
     Adjustments relating to universal life and investment products:
       Interest credited to account balances.......................       60,128    67,354     32,022     42,434
       Charges for mortality and administration....................       (3,342)   (2,821)    (1,048)    (1,421)
     Capitalization of deferred policy acquisition costs...........      (16,423)  (10,465)    (5,172)    (4,797)
     Amortization of intangibles, depreciation and accretion, net..       13,968    15,311      4,601     10,502
     Decrease in policy liabilities, accruals and other
       policyholder funds..........................................       (5,700)    3,823    (18,283)    18,947
     Other, net....................................................       (5,492)   (4,243)    10,187     (6,986)
                                                                       ---------  --------   --------   --------
       Net cash provided by operating activities...................       49,461    82,582     27,795     60,091
                                                                       ---------  --------   --------   --------
Cash flows from investing activities:
   Cash expended in acquisition of business under common control,
     net of cash acquired of $3,278 in 1998........................       (7,708)       --         --         --
   Sales of fixed maturities available for sale....................      189,267   500,058     18,233     34,065
   Maturities and other redemptions of fixed maturities
     available for sale............................................      102,413   107,177      2,000      2,650
   Sales of mortgages, real estate and other investments...........        2,502     7,692    151,921    733,271
   Principal collected on mortgage loans and collateral loans......       47,289    52,591     21,657     44,264
   Change in short-term investments, net...........................        1,462   (22,337)    50,063    (27,726)
   Acquisition or originations of mortgage loans...................      (36,965)  (44,375)  (112,473)  (749,953)
   Purchases of fixed maturities available for sale................     (146,148) (493,929)   (94,025)      (158)
   Purchases of limited partnerships and other investments.........       (9,530)  (10,023)        --         --
   Other, net......................................................           --       313      7,137      2,486
                                                                       ---------  --------   --------   --------
     Net cash provided by investing activities.....................      142,582    97,167     44,513     38,899
                                                                       ---------  --------   --------   --------
Cash flows from financing activities:
   Receipts from interest sensitive products credited to
     policyholders' account balances...............................       91,370    86,194     48,770     51,464
   Return of policyholders' account balances on interest
     sensitive products............................................     (268,865) (277,033)  (104,528)  (155,464)
   Increase(decrease) in repurchase agreements.....................           --        --    (52,839)    11,982
   Contributed capital.............................................           --        --     57,259         --
   Other, net......................................................           --        --        247         --
   Dividends.......................................................      (14,548)  (10,127)        --    (10,000)
                                                                       ---------  --------   --------   --------
     Net cash used by financing activities.........................     (192,043) (200,966)   (51,091)  (102,018)
                                                                       ---------  --------   --------   --------
Net increase (decrease) in cash....................................           --   (21,217)    21,217     (3,028)
Cash at beginning of period (cash overdrafts of $1,863, $--,
   $2,354 and $-- were reclassified to other liabilities)..........           --    21,217         --      3,028
                                                                       ---------  --------   --------   --------
Cash at end of period (cash overdrafts of $2,430, $1,863, $--
   and $2,354 were reclassified to other liabilities)..............    $      --  $     --   $ 21,217   $     --
                                                                       =========  ========   ========   ========
Supplemental disclosures:
   Income taxes paid...............................................    $   6,342  $  7,119   $    128   $  2,797
   Interest paid...................................................           --       171        439      2,392

           See accompanying Notes to Consolidated Financial Statement.

            UNITED LIFE & ANNUITY INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                           December 31, 1998 and 1997
                                 (In thousands)

1. Basis of Presentation

United Life & Annuity Insurance Company (the "Company" or "ULA") is a wholly-owned subsidiary of Pacific Life and Accident Insurance Company ("PLAIC"), a wholly-owned subsidiary of PennCorp Financial Group, Inc.
("PennCorp"). (See Note 3 to Notes to Consolidated Financial Statements.) PennCorp is an insurance holding company which offers, through its wholly-owned subsidiaries, a broad range of life insurance, annuity and accident and sickness products.

The Company, a life insurance company originally domiciled in Louisiana, redomiciled to Texas in 1998 and organized in 1955, is currently authorized to conduct business in 47 states, the District of Columbia and Puerto Rico. The primary products of the Company are tax deferred annuity contracts marketed to individuals principally through independent marketing organizations and independent agents.

The consolidated financial statements include the Company and its wholly-owned subsidiaries, United Variable Services, Inc., Cyberlink Development, Inc. and Marketing One Financial Corporation ("Marketing One"), which was acquired from other PennCorp subsidiaries effective March 24, 1998. Marketing One is a third party marketing firm supplying investment products and programs to the banking industry. All significant intercompany accounts and transactions have been eliminated.
All dollar amounts presented hereafter are stated in thousands.

As required by generally accepted accounting principles ("GAAP"), the acquisition of Marketing One has been reflected as an "as-if pooling-of-interest" as a result of Marketing One previously being owned by affiliated entities. The accompanying financial statements have been restated to reflect such pooling of interest as if it had occurred at the date ULA was acquired by PLAIC. The impact was to increase total revenues by $16,056 and $19,992 for the year ended December 31, 1997 and the period from July 24, 1996 to December 31, 1996, respectively, and to reduce net income by $2,334 and $215 for the year ended December 31, 1997 and the period from July 24, 1996 to December 31, 1996, respectively.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as well as revenues and expenses. Accounts that the Company deems to be acutely sensitive to changes in estimates include deferred policy acquisition costs, policy liabilities and accruals, present value of insurance in force, costs in excess of net assets acquired and deferred taxes. In addition, the Company must determine requirements for disclosure of contingent assets and liabilities as of the date of the financial statements based upon estimates. As additional information becomes available, or actual amounts are determinable, the recorded estimates may be revised and reflected in operating results. Although some variability is inherent in these estimates, management believes the amounts provided are adequate. In all instances, actual results could differ from estimates.

2. Summary of Significant Accounting Policies

(a) Investments

         Fixed maturity and equity securities classified as available for sale are recorded at fair value, as they may be sold in response to changes in interest rates, prepayment risk, liquidity needs, the need or desire to increase income, capital or other economic factors. Changes in unrealized gains and losses related to securities available for sale are recorded as accumulated other comprehensive income, a separate component of shareholders' equity, net of applicable income taxes and amounts attributable to deferred policy acquisition costs and present value of insurance in force related to universal life and accumulation products. Mortgage-backed securities are amortized using the interest method including anticipated prepayments at the date of purchase. Significant changes in estimated cash flows from original assumptions are reflected in the period of such change. Mortgage loans on real estate are recorded at cost, adjusted for amortization of premium or discount and provision for loan losses, if necessary. Mortgage loans in default are carried at the lower of cost or fair value. Policy loans, short-term investments and other assets are recorded at amortized cost.

         As a result of the Company's decision to exit the private placement bond sector, the Company transferred all of its remaining assets in the fixed maturities held for investment portfolio aggregating $20,800 to its fixed maturities available for sale portfolio as of April 1, 1997. In accordance with Statement of Financial Accounting Standards

            UNITED LIFE & ANNUITY INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)



2. Summary of Significant Accounting Policies (Continued)

         ("SFAS") No. 115, the Company marked all assets subject to the transfer to fair value resulting in a net increase in shareholders' equity, net of applicable income taxes, of $1,900.

         Real estate, substantially all of which was acquired through foreclosure, is recorded at the lower of fair value, minus estimated costs to sell, or cost. If the fair value of the foreclosed real estate minus estimated costs to sell is less than cost, a valuation allowance is provided for the deficiency. Increases in the valuation allowance are charged to income.

         Investments in limited partnerships are carried on an equity basis.

         The Company regularly evaluates the carrying value of its investments based on current economic conditions, past credit loss experience and other circumstances. A decline in net realizable value that is other than temporary is recognized as a realized investment loss and a reduction in the cost basis of the investment. The Company discounts expected cash flows in the computation of net realizable value of its investments, other than certain mortgage-backed securities. In those circumstances where the expected cash flows of residual interest and interest-only mortgage-backed securities, discounted at a risk-free rate of return, result in an amount less than the carrying value, a realized loss is reflected in an amount sufficient to adjust the carrying value of a given security to its fair value.

         Realized  investment  gains and losses and  declines in value which are
         other   than   temporary,   determined   on  the   basis  of   specific
         identification, are included in the determination of net income.

(b) Accounts and Notes Receivable

         Accounts and notes receivable consist primarily of agents' balances and premiums receivable from agents and policyholders. Agents' balances are partially secured by commissions due to agents in the future and premiums receivable are secured by policy liabilities. An allowance for doubtful accounts is established, based upon specific identification, for amounts which the Company estimates will not ultimately be collected.

(c) Intangible Assets

         During 1996, the Company implemented SFAS No. 121, "Accounting for the Impairment of Long-Lived Assets and Assets to be Disposed of." This accounting standard modified the methodology companies utilize to evaluate the carrying value of certain assets by requiring, among other things, companies evaluate assets at the lowest level at which identifiable cash flows can be determined.

         The Company continually monitors the recoverability of the carrying value of intangible assets using the methodology prescribed in SFAS No.
         121. The Company also reviews long-lived assets and the related intangible assets for impairment whenever events or changes in circumstances indicate the carrying amounts of these assets may not be recoverable. Recoverability of these assets is determined by comparing the forecast undiscounted net cash flows of the operation to which the assets relate, to the carrying amount, including associated intangible assets, of such operation. If the operation is determined to be unable to recover the carrying amount of its assets, intangible assets are written down initially, followed by the other long-lived assets of the operation, to fair value. Fair value is determined based upon discounted cash flows or appraised values, depending on the nature of the associated assets.

(d) Deferred Policy Acquisition Costs

         Estimated costs of acquiring new business which vary with, and are primarily related to, the production of new business, have been deferred to the extent that such costs are deemed recoverable from future revenues. Such estimated costs include commissions and certain costs of policy issuance, underwriting, certain variable agency and

            UNITED LIFE & ANNUITY INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)



2. Summary of Significant Accounting Policies (Continued)

         marketing expenses and other costs directly associated with these functions to the extent such costs are determined to vary with and are primarily related to the production of new business. Costs deferred on accident and health and traditional life policies are amortized, with interest, over the anticipated premium-paying period of the related policies in proportion to the ratio of annual premium revenue to expected total premium revenue to be received over the life of the policies. Expected premium revenue is estimated by using the same mortality, morbidity and withdrawal assumptions used in computing liabilities for future policy benefits. For interest sensitive products and limited pay life products, policy acquisition costs are amortized in relation to the emergence of anticipated gross profits over the life of the policies.

(e) Present Value of Insurance In Force

         The present value of insurance in force represents the anticipated gross profits to be realized from future revenues on insurance in force at the date such insurance was purchased, discounted to provide an appropriate rate of return and amortized, with interest, based on credited rate, over the years that such profits are anticipated to be received in proportion to the estimated gross profits. Accumulated amortization was $33,034 and $20,332 of December 31, 1998 and 1997, respectively.

(f) Costs in Excess of Net Assets Acquired

         Costs in excess of the fair value of net assets acquired are primarily amortized on a straight-line basis over 20 years. Accumulated amortization totaled $3,749 and $2,273 at December 31, 1998 and 1997, respectively.

         For each of the years presented, the Company has made certain valuation determinations with respect to pre-acquisition contingencies or allocations. For the year ended December 31, 1998, the Company reduced tax liabilities and associated costs in excess of net assets acquired by $622 as a result of the resolving certain acquisition date contingencies.

(g) Policy Liabilities and Accruals

         Policy benefit reserves for traditional life insurance policies generally have been computed on the net level premium method, based on estimated future investment yield, mortality, morbidity and withdrawals. Estimates used are based on experience adjusted to provide for possible adverse deviation. These estimates are periodically reviewed and compared with actual experience. Future policy benefits for interest sensitive products include the balance that accrues to the benefits of the policyholders and amounts that have been assessed to compensate the life insurance subsidiaries for services to be provided in the future.

         Reserves for annuity policies and interest sensitive life policies represent the policy account balance, or accumulated fund value, before applicable surrender charges. Benefits incurred in excess of related policy account balances and interest credited during the period to policy account balances are charged to expense.

         Reserves for separate account policies are carried at account value.

         Policy and contract claims represent estimates of both reported claims and claims incurred but not reported and are based on the Company's experience.

(h) Insurance Revenue Recognition

         Accident and sickness insurance premiums are recognized as revenue ratably over the time period to which premiums relate. Revenues from traditional life insurance policies represent premiums which are recognized as earned when due. Benefits and expenses are associated with earned premiums so as to result in recognition of

            UNITED LIFE & ANNUITY INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)



2. Summary of Significant Accounting Policies (Continued)

         profits over the lives of the policies. This association is accomplished by means of the provision for liabilities for future policy benefits and the deferral and amortization of policy acquisition costs.

         Revenues for interest sensitive products such as universal life and annuity contracts represent charges assessed against the policyholders' account balance for the cost of insurance, surrenders and policy administration. Benefits charged to expenses include benefit claims incurred during the period in excess of policy account balances and interest credited to policy account balances.

(i) Income Taxes

         Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases as well as operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

         In assessing the realization of deferred taxes, management considers whether it is more likely than not that some portion or all of the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent on the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment.

(j) Reinsurance

         Financial   reinsurance  that  does  not  transfer  insurance  risk  is
         accounted  for  as  deposits.   The  cost  of  reinsurance  related  to
         long-duration contracts is accounted for over the life of the underlying reinsured policies. Balances due to, or from, reinsurers have been reflected as assets and liabilities rather than being netted against the related account balances. Realized gains on retroactive reinsurance arrangements are deferred and amortized into net income over the estimated duration of the reinsured business.

(k) Participating Policies

         Direct participating business, primarily related to the Company's pre-need funeral policies, represented 75% and 74.7% of the amount of life insurance in force and 50.5% and 47.2% of the life insurance policies in force as of December 31, 1998 and 1997, respectively. The amount of dividends paid on participating policies is based on published dividend scales and totaled $854, $1,501 and $1,198 for the years ended December 31, 1998, 1997 and 1996, respectively.

(l) Accounting Pronouncements Not Yet Adopted

         In June 1998, the FASB issued SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities." SFAS No. 133 defines derivative instruments and provides comprehensive accounting and reporting standards for the recognition and measurement of derivative and hedging activities (including certain instruments embedded in other contracts). It requires derivatives to be recorded in the Consolidated Balance Sheet at fair value and establishes criteria for hedges of changes in the fair value of assets, liabilities or firm commitments, hedges of variable cash flows of forecasted transactions, and hedges of foreign currency exposures of net investments in foreign operations. Changes in the fair value of derivatives not meeting specific hedge accounting criteria would be recognized in the Consolidated Statement of Operations. SFAS No. 133 is effective for all fiscal quarters of all

            UNITED LIFE & ANNUITY INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)



2. Summary of Significant Accounting Policies (Continued)

         years beginning after June 15, 1999. The Company is evaluating SFAS No.133 and has not determined its effect on the consolidated financial statements.

         In December 1997, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 97-3. SOP 97-3 provides (1) guidance for determining when an entity should recognize a liability for guaranty-fund and other insurance-related assessments, (2) guidance on how to measure the liability, (3) guidance on when an asset may be recognized for a portion or all of the assessment liability or paid assessment that can be recovered through premium tax offsets or policy surcharges, and (4) requirements for disclosure of certain information. This SOP is effective for financial statements for fiscal years beginning after December 15, 1998. It is expected that adoption of this SOP will not have a material effect on the consolidated financial statements.

         In March 1998, the AICPA issued SOP 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use." This SOP provides guidance for determining whether costs of software developed or obtained for internal use should be capitalized or expensed as incurred. In the past, the Company has expensed such costs as they were incurred. This SOP is also effective for fiscal years beginning after December 15, 1998. The Company is currently completing its evaluation of the financial impact as well as the changes to its related disclosures.

3. Ownership of the Company

On July 24, 1996, PLAIC consummated the acquisition of the Company from United Companies Financial Corporation ("UC Financial"). Pursuant to an Amended and Restated Stock Purchase Agreement (the "Agreement") dated as of July 24, 1996, PLAIC acquired 100% of the outstanding capital stock of the Company for $110,056 in cash including expenses incurred of $9,706 as part of the acquisition. Immediately following the acquisition of the Company, PLAIC contributed $57,258 in cash to the Company, which represented the market value of certain real estate and other assets distributed to UC Financial immediately prior to the consummation of the acquisition.

The Company's acquisition has been accounted for using the purchase method of accounting. The total purchase price of the acquisition was allocated to the tangible and intangible assets and liabilities acquired based upon their respective fair values as of the date of acquisition. Based upon such respective fair values, the value of the net assets acquired was $82,580, resulting in costs in excess of net assets acquired at the date of acquisition of $27,476.

4. Investments

The amortized cost and fair value of investments in fixed maturities available for sale at December 31, 1998 and 1997 by categories of securities are as follows:

                                                                            Gross         Gross
                                                             Amortized   Unrealized    Unrealized      Fair
                                                               Cost         Gains        Losses        Value
                                                            -----------  -----------  -----------  -----------
December 31, 1998:
     Mortgage-backed securities...........................  $   467,283  $    16,777  $    (3,502) $   480,558
     U.S. Treasury securities and obligations of
       U.S. Government corporations and agencies..........       57,692          130         (242)      57,580
     Debt securities issued by states of the United States
        and political subdivisions of the states..........        3,245          140           --        3,385
     Debt securities issued by foreign governments........        3,255           30           --        3,285
     Corporate debt securities............................      401,821       13,517       (4,697)     410,641
                                                            -----------  -----------  -----------  -----------
       Total fixed maturities available for sale..........  $   933,296  $    30,594  $    (8,441) $   955,449
                                                            ===========  ===========  ===========  ===========

            UNITED LIFE & ANNUITY INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)



4. Investments (Continued)

                                                                            Gross         Gross
                                                             Amortized   Unrealized    Unrealized  Fair
                                                               Cost         Gains        Losses        Value
                                                            -----------  -----------  -----------  -----------
December 31, 1997:
     Mortgage-backed securities...........................  $   619,152  $    21,421  $       (30) $   640,543
     U.S. Treasury securities and obligations of
       U.S. Government corporations and agencies..........        8,883          118           --        9,001
     Debt securities issued by states of the United States
        and political subdivisions of the states..........        3,371          155           --        3,526
     Debt securities issued by foreign governments........        5,541          165           --        5,706
     Corporate debt securities............................      432,512       16,051         (378)     448,185
                                                            -----------  -----------  -----------  -----------
       Total fixed maturities available for sale..........  $ 1,069,459  $    37,910  $      (408) $ 1,106,961
                                                            ===========  ===========  ===========  ===========

The amortized cost and fair value of fixed maturities at December 31, 1998, by contractual maturity, are shown below:

                                                                                 Amortized        Fair
                                                                                    Cost          Value
                                                                                ------------  ------------
         Available for sale:
           Due in one year or less...........................................   $     13,190  $     13,221
           Due after one year through five years.............................        213,719       218,771
           Due after five years through ten years............................        187,365       190,037
           Due after ten years...............................................         51,739        52,862
                                                                                ------------  ------------
                                                                                     466,013       474,891
           Mortgage-backed securities........................................        467,283       480,558
                                                                                ------------  ------------
                                                                                $    933,296  $    955,449
                                                                                ============  ============

Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without prepayment penalties.

Investments with a fair value of $25,963 and $14,622 were on deposit with certain regulatory authorities at December 31, 1998 and 1997, respectively.

Included in fixed maturities available for sale at December 31, 1998 and 1997, are below investment-grade securities with amortized costs of $79,869 and $75,065, respectively, and fair values of $74,276 and $78,467, respectively. Included in fixed maturities available for sale as of December 31, 1998 and 1997, are unrated securities with an amortized cost of $8,000 and $10,235 and a fair value of $8,000 and $10,252, respectively.

In 1990, the Company securitized pools of commercial real estate loans owned in two transactions and in connection therewith sold pass-through certificates ("Series 90-1" and "Series 90-2") for which an election under the real estate mortgage investment conduit provisions ("REMIC") of the Internal Revenue Code of 1986, as amended were made. The Company retained as an investment subordinated junior certificates in both issues, as well as a senior certificate interest in Series 90-2. In the first quarter of 1997, the Company closed the Series 90-2 REMIC and reacquired the underlying mortgages. The two primary purposes of closing the REMIC were the elimination of the administration and servicing fees and the resulting improvement to the Company's Statutory Risk Based Capital. Fixed maturity securities available for sale at December 31, 1998 and 1997 included REMIC investments of $6,391 and $9,606, respectively.

            UNITED LIFE & ANNUITY INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)



4. Investments (Continued)

A summary of the Company's investment at December 31, 1998 and 1997, in the REMIC's are as follows:

                                                       Remaining
                                                       Principal    Carrying     Interest
                                    Date of Issue       Balance       Value        Rate        Maturity Date
                                    -------------       -------       -----        ----        -------------
December 31, 1998:
United Companies Life REMIC
   Series 90-1, Class B-1........   March 29, 1990   $     6,314  $     6,391       10.05%   September 25, 2009
                                                     ===========  ===========

December 31, 1997:
United Companies Life REMIC
   Series 90-1, Class B-1........   March 29, 1990   $    10,351  $     9,606       10.05%   September 25, 2009
                                                     ===========  ===========

The following schedule summarizes the composition of mortgage loans on real estate as of December 31, 1998 and 1997.

                                                                                  1998           1997
                                                                             -------------   -------------
         Residential.......................................................  $      23,729   $      34,372
         Unearned loan charges.............................................           (214)           (232)
         Allowance for loan losses.........................................         (5,000)             --
                                                                             -------------   -------------
         Residential, net..................................................         18,515          34,140
                                                                             -------------   -------------
         Commercial........................................................        197,839         197,538
         Allowance for loan losses.........................................         (3,851)         (3,923)
                                                                             -------------   -------------
         Commercial, net...................................................        193,988         193,615
                                                                             -------------   -------------
             Total.........................................................  $     212,503   $     227,755
                                                                             =============   =============

The Company has an arrangement with UC Lending, Inc. ("UC Lending"), a subsidiary of UC Financial, in which UC Lending is obligated to repurchase home equity loans originated or purchased and underwritten by UC Lending that are subject to foreclose (see Note 11 of Notes to Consolidated Financial Statements). As a result of the voluntary filing for bankruptcy of UC Financial and certain of its subsidiaries and affiliates, including UC Lending (see Note 15 of Notes to Consolidated Financial Statements), the Company established an allowance for loan losses of $5,000 on this portfolio based on expected future cash flows. In addition, the Company owns subordinated debentures of UC Lending with a book value of $6,752 and a fair value of $5,600 as of December 31, 1998.

Included in the loans owned at December 31, 1998 and 1997 were loans with delinquencies in excess of 180 days of $49 and $100, respectively.

            UNITED LIFE & ANNUITY INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)



4. Investments (Continued)

The Company provides an estimate for future credit losses in an allowance for loan losses. A summary analysis of the changes in the Company's allowance for loan losses on its residential and commercial loans is as follows:

                                                                                                     Historical
                                                                                                      basis of
                                                             Purchase basis of accounting            accounting
                                                     --------------------------------------------  -------------
                                                                                       Period          Period
                                                                                        from            from
                                                       Year ended     Year ended     July 24 to      January 1,
                                                      December 31,   December 31,    December 31,   to July 23,
                                                          1998           1997           1996            1996
                                                     -------------   -------------  -------------  -------------
Balance at beginning of period.....................  $       3,923   $       4,211  $       4,211  $       2,117
Losses charged to allowance........................            (72)           (276)            --           (771)
Loan loss provision................................          5,000             (12)            --            478
                                                     -------------   -------------  -------------  -------------
Balance at end of period...........................  $       8,851   $       3,923  $       4,211  $       1,824
                                                     =============   =============  =============  =============

Specific reserves..................................  $         341   $         418  $         706  $         824
Unallocated reserves...............................          8,510           3,505          3,505          1,000
                                                     -------------   -------------  -------------  -------------
   Total reserves..................................  $       8,851   $       3,923  $       4,211  $       1,824
                                                     =============   =============  =============  =============

As of December 31, 1998, commercial and residential mortgage loan investments were concentrated in the following states:

                                                                                         Percentage
                                                                                          of Total
                                                                            Carrying      Carrying
                                                                              Value         Value
                                                                          ------------      ---
   Georgia.............................................................   $     43,790       21%
   Florida.............................................................         30,771       14
   Colorado............................................................         35,604       17
   Virginia............................................................         21,261       10
   Texas...............................................................         15,811        7
   Arizona.............................................................         13,496        6
   Tennessee...........................................................          9,632        5
   All other (less than 4% individually)...............................         42,138       20
                                                                          ------------      ---
                                                                          $    212,503      100%
                                                                          ============      ===

Immediately prior to the closing of the sale of the Company in 1996, the Company distributed all of its real estate to its former parent. The investment real estate was acquired subsequently through foreclosure.

            UNITED LIFE & ANNUITY INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)



4. Investments (Continued)

The limited partnerships were formed for the purpose of participating in privately placed equity or mezzanine investments. These investments, acquired in leveraged investment transactions, generally include private equity securities and/or higher risk subordinated debt. Immediately prior to the closing of the sale of the Company in 1996, the Company distributed a limited partnership investment to its former parent aggregating approximately $17,800. Following is an analysis of the Company's investment in limited partnerships.

                                                                                                     Historical
                                                                                                      basis of
                                                             Purchase basis of accounting            accounting
                                                     --------------------------------------------  -------------
                                                                                       Period          Period
                                                                                        from            from
                                                       Year ended     Year ended     July 24 to      January 1,
                                                      December 31,   December 31,    December 31,   to July 23,
                                                          1998           1997           1996            1996
                                                     -------------   -------------  -------------  -------------
Balance at beginning of period.....................  $      16,026   $       5,704  $       6,041  $      25,594
Contributions and capitalized costs................          1,366          13,473             43            620
Net partnership income.............................           (445)          1,765            948          1,061
Distributions......................................         (3,505)         (6,251)        (1,328)       (21,234)
Realized gains.....................................            639           1,335             --             --
                                                     -------------   -------------  -------------  -------------
   Balance at end of period........................  $      14,081   $      16,026  $       5,704  $       6,041
                                                     =============   =============  =============  =============

Major categories of investment income consist of the following:

                                                                                                     Historical
                                                                                                      basis of
                                                             Purchase basis of accounting            accounting
                                                     --------------------------------------------  -------------
                                                                                       Period          Period
                                                                                        from            from
                                                       Year ended     Year ended     July 24 to      January 1,
                                                      December 31,    December 31,   December 31,    to July 23,
                                                          1998           1997           1996            1996
                                                     -------------   -------------  -------------  -------------
Fixed maturity securities..........................  $      75,984   $      85,626  $      37,140  $      47,606
Mortgage loans on real estate......................         22,461          24,614         11,192         20,331
Other investments..................................          4,875           5,288          4,214          4,067
                                                     -------------   -------------  -------------  -------------
   Gross investment income.........................        103,320         115,528         52,546         72,004
Less: Investment expenses..........................          3,302           3,992          1,880          5,583
                                                     -------------   -------------  -------------  -------------
   Net investment income...........................  $     100,018   $     111,536  $      50,666  $      66,421
                                                     =============   =============  =============  =============

            UNITED LIFE & ANNUITY INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)



4. Investments (Continued)

Following are changes in net realized gains (losses) from sale of investments:

                                                                                                     Historical
                                                                                                      basis of
                                                             Purchase basis of accounting            accounting
                                                     --------------------------------------------  -------------
                                                                                       Period          Period
                                                                                        from            from
                                                       Year ended     Year ended     July 24 to      January 1,
                                                      December 31,   December 31,   December 31,    to July 23,
                                                          1998           1997           1996            1996
                                                     -------------   -------------  -------------  -------------
Fixed maturity securities:
   Gross gains.....................................  $       8,684   $       5,923  $          --  $          42
   Gross losses....................................         (1,823)         (1,181)          (157)        (1,388)
   Loss provision..................................             --             (83)            --            477
                                                     -------------   -------------  -------------  -------------
     Net gains (losses) on fixed maturity securities         6,861           4,659           (157)          (869)
Mortgage loans on real estate......................         (5,000)             12             --           (478)
Investment real estate.............................           (131)             (1)            --           (245)
Limited partnerships...............................            639           1,336             --             --
Other invested assets..............................            (48)            (74)            --             --
                                                     -------------   -------------  -------------  -------------
       Realized investment gains (losses)..........  $       2,321   $       5,932  $        (157) $      (1,592)
                                                     =============   =============  =============  =============

Trading portfolio gains (losses) included in other income were as follows:
     Net gains (losses) from sales.................  $          --   $          59  $         (20) $          37
     Net change in unrealized gains (losses).......             --            (135)           135            (26)
                                                     -------------   -------------  -------------  -------------
       Total trading gains (losses)................  $          --   $         (76) $         115  $          11
                                                     =============   ============== =============  =============

Following are changes in unrealized gains (losses) on investments:

                                                                                                     Historical
                                                                                                      basis of
                                                             Purchase basis of accounting            accounting
                                                     --------------------------------------------  -------------
                                                                                       Period          Period
                                                                                        from            from
                                                       Year ended     Year ended     July 24 to      January 1,
                                                      December 31,    December 31,   December 31,   to July 23,
                                                          1998           1997           1996            1996
                                                     -------------   -------------  -------------  -------------
Investments carried at fair value:
   Fixed maturities................................  $     (15,349)  $      21,187  $      16,315  $     (48,716)
   Equity securities...............................            (35)             77            (72)            --
                                                     -------------   -------------  -------------  -------------
                                                           (15,384)         21,264         16,243        (48,716)
Less effect on other balance sheet accounts:
   Value of business acquired and deferred
     acquisition costs.............................          9,280         (12,555)       (10,063)            --
   Deferred income (taxes) benefits................          2,136          (3,048)        (2,163)        17,051
                                                     -------------   -------------  -------------  -------------
Change in unrealized gains (losses)................  $      (3,968)  $       5,661  $       4,017  $     (31,665)
                                                     =============   =============  =============  =============

At December 31, 1998, net unrealized capital losses of equity securities available for sale of $30 consisted of gross unrealized gains of $12, less gross unrealized loss of $42. At December 31, 1997, net unrealized capital gains of equity securities held for sale of $5 consisted of gross unrealized capital gains of $5.

            UNITED LIFE & ANNUITY INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)



4. Investments (Continued)

The Company had non-income producing investments at December 31, 1998 with an amortized costs and fair value as follows:

                                                           Book          Fair
                                                           Value         Value
                                                        -----------  -----------
 Common stock, unaffiliated...........................  $       392  $       362
 Real estate..........................................          458          458
 Other invested assets................................       10,114       10,114
                                                        -----------  -----------
                                                        $    10,964  $    10,934
                                                        ===========  ===========

The following investments, other than obligations of the U.S. Government or agencies thereof, individually exceeded 10% of total stockholders' equity.

                                                            December 31, 1998
                                                        ------------------------
                                                         Amortized       Fair
                      Investment                           Cost          Value
                      ----------                        -----------  -----------
 Collateralized Mortgage Obligation Trust,
   Series 64, Class Z.................................  $    20,810  $    20,380

                                                            December 31, 1997
                                                        ------------------------
                                                         Amortized       Fair
                      Investment                           Cost          Value
                      ----------                        -----------  -----------
 Collateralized Mortgage Obligation Trust,
   Series 64, Class Z.................................  $    20,640  $    20,672

5. Deferred Policy Acquisition Costs and Present Value of Insurance in Force

Deferred policy acquisition costs represent commissions and certain costs of policy issuance and underwriting. Information relating to these costs is as follows:

                                                                                                     Historical
                                                                                                      basis of
                                                             Purchase basis of accounting            accounting
                                                     --------------------------------------------  -------------
                                                                                       Period          Period
                                                                                        from            from
                                                       Year ended     Year ended     July 24 to      January 1,
                                                      December 31,    December 31,   December 31,   to July 23,
                                                          1998           1997           1996            1996
                                                     -------------   -------------  -------------  -------------
Unamortized deferred policy acquisition
   costs at beginning of period....................  $      13,671   $       4,187  $          --  $      90,703
Policy acquisition costs deferred:
   Commissions.....................................         12,221           8,326          4,298          4,531
   Underwriting and issue costs....................          4,202           2,139            874            266
Policy acquisition costs amortized.................         (2,015)           (316)            (8)        (9,699)
Impact of unrealized investment gains..............         (1,641)           (665)          (977)            --
                                                     -------------   -------------  -------------  -------------
   Unamortized deferred policy
     acquisition costs at end of period............  $      26,438   $      13,671  $       4,187  $      85,801
                                                     =============   =============  =============  =============

            UNITED LIFE & ANNUITY INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)



5. Deferred Policy Acquisition Costs and Present Value of Insurance in Force (Continued)

As a part of the purchase accounting for the Company's acquisition, a present value of insurance in force is established which represents the value of the right to receive future cash flows from insurance contracts existing at the date of acquisition. Such value is the actuarially determined present value of the projected cash flows from the acquired policies, discounted at an appropriate risk rate of return.

The methods used by the Company to value the fixed benefit, life, and accumulation products purchased are consistent with the valuation methods used most commonly to value blocks of insurance business. It is also consistent with the basic methodology generally used to value insurance assets. The method used by the Company includes identifying the future cash flows from the acquired business, the risks inherent in realizing those cash flows, the rate of return the Company believes it must earn in order to accept the risks inherent in realizing the cash flows, and determining the value of the insurance asset by discounting the expected future cash flows by the discount rate the Company requires.

The discount rate used to determine such values is the rate of return required in order to invest in the business being acquired. In selecting the rate of return, the Company considered the magnitude of the risks associated with the type of business acquired and the actuarial factors described in the following paragraph, cost of capital available to the Company to fund the acquisition, the compatibility with other Company activities that may favorably affect future profits, and the complexity of the acquired Company.

Expected future cash flows used in determining such values are based on actuarial determination of future premium collection, mortality, morbidity, surrenders, operating expenses and yields on assets held to back policy liabilities as well as other factors. Variances from original projections, whether positive or negative, are included in income as they occur and will affect the present value of insurance in force amortization rates for insurance products accounted for under SFAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from Sales of Investments." To the extent that these variances indicate that future cash flows will differ from those included in the original scheduled amortization of the value of the insurance in force, current and future amortization may be adjusted. Recoverability of the value of insurance in force is evaluated annually and appropriate adjustments are then determined and reflected in the financial statements for the applicable period.

Information related to the present value of insurance in force is as follows:

                                                                                                     Historical
                                                                                                      basis of
                                                             Purchase basis of accounting            accounting
                                                     --------------------------------------------  ------------
                                                                                       Period          Period
                                                                                        from            from
                                                       Year ended     Year ended     July 24 to      January 1,
                                                      December 31,    December 31,   December 31,   to July 23,
                                                          1998           1997           1996            1996
                                                     -------------   -------------  -------------  -------------
Balance at the beginning of the period.............  $      27,769   $      54,931  $          --  $          --
Addition due to acquisition........................             --              --         69,077             --
Accretion of interest..............................          4,693           3,438          1,633             --
Amortization.......................................        (17,395)        (18,710)        (6,693)            --
Impact of unrealized investment losses (gains).....         10,921         (11,890)        (9,086)            --
                                                     -------------   -------------  -------------  -------------
Balance at end of period...........................  $      25,988   $      27,769  $      54,931  $          --
                                                     =============   =============  =============  =============

            UNITED LIFE & ANNUITY INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)



5. Deferred Policy Acquisition Costs and Present Value of Insurance in Force (Continued)

Expected amortization, based upon current assumptions and accretion of interest at a policy liability or contract rate ranging from 5.36% to 5.43% for the next five years of the present value of insurance in force is as follows:

                                                Beginning           Gross          Accretion            Net
                                                 Balance        Amortization      of Interest      Amortization
                                                 -------        ------------      -----------      ------------

     1999..................................    $    25,988      $     7,486       $     1,980      $     5,506
     2000..................................         20,482            8,360             1,730            6,630
     2001..................................         13,852            6,345             1,366            4,979
     2002..................................          8,873            4,807             1,072            3,735
     2003..................................          5,138            3,898               842            3,056

6. Policy Liabilities and Accruals

Policy liabilities and accruals consists of reserves for life and accumulation products. For interest sensitive life and annuity products, the liability for future policy benefits is equal to the accumulated fund value. Fund values are equal to the premium received and interest credited to the fund value less deductions for mortality costs and expense charges. Current declared interest rates credited range from 3 to 9.6 percent. Mortality costs and expense charges are established by the Company based upon its experience and cost structure and in accordance with policy terms.

For traditional life products, the liability for future policy benefits is based primarily upon Commissioners' Standard Ordinary Tables with interest rates ranging from 3 to 7 percent. The liability for future policy benefits is determined using Company experience as to mortality, morbidity and lapses with a provision for adverse deviation. The Company varies assumptions by year of policy issue.

Total policy liabilities and accruals are as follows:

                                                             December 31,
                                                       ------------------------
                                                          1998          1997
                                                       -----------  -----------
Policy benefits on traditional products:
  Traditional life insurance contracts...............  $   101,473  $   107,297
  Health.............................................          223          250
                                                       -----------  -----------
                                                           101,696      107,547
Interest sensitive products:
  Annuities..........................................    1,087,269    1,203,549
                                                       -----------  -----------
                                                         1,087,269    1,203,549
Policy and contract claims:
  Health.............................................        1,151        1,159
  Life and other.....................................          857          621
                                                       -----------  -----------
                                                             2,008        1,780
                                                       -----------  -----------
                                                       $ 1,190,973  $ 1,312,876
                                                       ===========  ===========

            UNITED LIFE & ANNUITY INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)



7. Income Taxes

The provision for income taxes attributable to operations is as follows:

                                                                                                     Historical
                                                                                                      basis of
                                                             Purchase basis of accounting            accounting
                                                     --------------------------------------------  -------------
                                                                                       Period          Period
                                                                                        from            from
                                                       Year ended     Year ended     July 24 to      January 1,
                                                      December 31,    December 31,   December 31,   to July 23,
                                                          1998           1997           1996            1996
                                                     -------------   -------------  -------------  -------------
Current............................................  $       3,783   $       7,398  $       2,205  $       1,139
Deferred...........................................          1,029           1,724            950           (370)
                                                     -------------   -------------  -------------  -------------
   Total...........................................  $       4,812   $       9,122  $       3,155  $         769
                                                     =============   =============  =============  =============

ULA files a consolidated federal income tax return with PLAIC and its other insurance subsidiaries. The method of allocating federal income taxes between the companies is subject to written agreement approved by the Board of Directors and insurance regulatory authorities. The allocation is based upon separate return calculations. Marketing One files its own tax return.

Reported income tax expense attributable to operations differs from the amount computed by applying the statutory federal income tax rate of 35% to income from operations before income taxes for the following reasons:

                                                                                                     Historical
                                                                                                      basis of
                                                             Purchase basis of accounting            accounting
                                                     --------------------------------------------  -------------
                                                                                       Period          Period
                                                                                        from            from
                                                       Year ended     Year ended     July 24 to      January 1,
                                                      December 31,    December 31,   December 31,   to July 23,
                                                          1998           1997           1996            1996
                                                     -------------   -------------  -------------  -------------
Federal income tax provision at statutory rate.....  $       3,896   $       7,961  $       3,025  $         763
Differences resulting from:
     Amortization of costs in excess of
       net assets acquired.........................            517             502            236             --
     Increase in valuation allowance...............            556             985             --             --
     Other.........................................           (157)           (326)          (106)             6
                                                     -------------   -------------  -------------  -------------
Reported income tax provision......................  $       4,812   $       9,122  $       3,155  $         769
                                                     =============   =============  =============  =============

            UNITED LIFE & ANNUITY INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)



7. Income Taxes (Continued)

Temporary differences between the financial statement carrying amounts and tax bases of assets and liabilities that give rise to the deferred tax assets and liabilities at December 31, 1998 and 1997 relate to the following:

                                                                 1998                           1997
                                                     -----------------------------  ----------------------------
                                                        Deferred       Deferred       Deferred        Deferred
                                                           Tax            Tax            Tax             Tax
                                                         Assets       Liabilities      Assets        Liabilities
                                                     -------------   -------------  -------------  -------------
Mortgage loans on real estate and
   other investments...............................  $          --   $       1,554  $          --  $       2,238
Deferred policy acquisition costs..................             --           8,874             --          4,435
Present value of insurance in force................          1,973              --          1,014             --
Net operating losses...............................          1,021              --            611             --
Unrealized gain on investment securities...........             --           3,075             --          5,211
Policy reserves....................................         15,630              --         15,956             --
Other  ............................................          1,123              --            441          1,557
                                                     -------------   -------------  -------------  -------------
Reported income tax provision benefit..............         19,747          13,503         18,022         13,441
Valuation allowance................................         (1,608)             --         (1,052)            --
                                                     -------------   -------------  -------------  -------------
                                                     $      18,139   $      13,503  $      16,970  $      13,441
                                                     =============   =============  =============  =============

The valuation allowance for deferred tax assets as of December 31, 1998 and 1997 was $1,608 and $1,052, respectively. The net change in the total valuation allowance for the years ended December 31, 1998 and 1997, was an increase of $556 and $985, respectively. The increase in the valuation allowance for 1998 and 1997 is largely attributable to deferred tax assets resulting from federal and state net operating losses generated by Marketing One and its subsidiaries for which the Company believes it will not fully utilize.

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent on the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. Based upon those considerations, management believes it is more likely than not that the Company will realize the benefits of these deductible differences, net of the existing valuation allowance at December 31, 1998.

At December 31, 1998, the Company has federal and state net operating loss carryforwards of approximately $2,140 and $8,454, respectively, which relate to Marketing One and its subsidiaries and, if not utilized, will expire in tax years 2012 and 2018.

8. Statutory Accounting and Dividend Restrictions

Accounting records of the Company are maintained in accordance with practices prescribed or permitted by the Texas Department of Insurance for 1998 and the Louisiana Department of Insurance for 1997 and 1996. Prescribed statutory accounting principles include a variety of publications of the National Association of Insurance Commissioners, as well as state laws, regulations, and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company's capital and surplus pursuant to the statutory accounting basis as of December 31, 1998, 1997 and 1996 was $100,116, $105,405 and $103,092, respectively. On a statutory accounting basis, net gain from operations for the years ended December 31, 1998, 1997 and 1996 was $10,227, $14,548 and $10,127, respectively. Net income on a statutory accounting basis, which includes realized capital gains and losses, was $9,854, $13,287 and $6,760 for the years ended December 31, 1998, 1997 and 1996, respectively.

The Company paid cash dividends of $14,548 and $10,127 to PLAIC during 1998 and 1997, respectively, pursuant to the statutory dividend restrictions in Louisiana. During 1996, extraordinary dividends, with a statutory value of $62,591,

            UNITED LIFE & ANNUITY INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)



8. Statutory Accounting and Dividend Restrictions (Continued)

consisting of real estate, an investment in limited partnerships and $10,000 cash, were distributed to the Company's former parent immediately prior to the closing of the sale of the Company. Immediately after the closing, PLAIC contributed $57,258 cash to the Company as a replacement for the distributed assets. (See Note 3 to Notes to Consolidated Financial Statements.) As part of its July 1996 approval of PLAIC's acquisition of the Company, the Louisiana Insurance Commissioner approved a dividend plan for the Company pursuant to which the Company may pay a specified amount of dividends for each of the five years following the acquisition, beginning in 1997, amounting to the lesser of the pro forma dividend amounts in such plan or the actual earnings of the Company, and conditioned on the Company's maintaining a risk- based capital of at least 300% of the Authorized Control Level. Effective December 18, 1998, the Company redomesticated to Texas from Louisiana. Statutes in Texas restrict the payment of dividends by insurance companies to the available surplus funds derived from their net profits. The maximum amount of cash dividends that may be declared without regulatory approval in any twelve-month period is the greater of ten percent (10%) of the insurer's statutory surplus, as shown by its last annual statement on file with the Texas Department of Insurance, or one hundred percent (100%) of statutory net gain from operations for the preceding year. Based upon the Company's net gain from operations for the year ended December 31, 1998, approximately $10,227 of dividends could be paid to its parent without prior regulatory approval.

The Company historically received written approval from the Louisiana Department of Insurance to invest in first lien residential mortgage loans originated by UC Lending on a short-term basis without recording the assignment of the mortgage loans to the Company, which differs from prescribed statutory accounting practices. Statutory accounting practices prescribed by the Louisiana Department of Insurance require that investment in mortgage loans be secured by unrestricted first liens on the underlying property. As of December 31, 1998, statutory surplus was not affected as a result of this permitted practice.

In 1998, the Company received approval from the Texas Department of Insurance to record the unamortized portion of ceded reinsurance premiums as an offset to reserves to be recognized over the life of the reinsured policies. As of December 31, 1998, the effect of the permitted practice was an offset of $3,668 to policy reserves which resulted in a corresponding increase to unassigned surplus.

On March 16, 1998, the NAIC approved the codification of statutory accounting practices. The codification will constitute the only source of "prescribed" statutory accounting practices and is subject to adoption by the Texas Department of Insurance. The Statements of Statutory Accounting Principles established under the codification are generally effective January 1, 2001. The Company has not determined the impact the adoption of the codification will have on unassigned surplus.

9. Reinsurance

In the normal course of business, the Company reinsures portions of certain polices that it underwrites to limit disproportionate risks. The Company generally reinsures the portion of any one risk which exceeds $100 except for certain types of policies where the limit is $25 and certain other types of policies where the limit is $500. Amounts not retained are ceded to other insurance enterprises or reinsurers on an automatic or facultative basis.

Reinsurance contracts do not relieve the Company from its obligations to policyholders. Therefore, the Company is contingently liable for recoverable unpaid claims and policyholder liabilities ceded to reinsurers in the unlikely event that assuming reinsurers are unable to meet their obligations. The Company evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies.

Amounts due from reinsurers related to policy reserves ceded under reinsurance agreements totaled approximately $36,215 and $32,300 at December 31, 1998 and 1997, respectively.

The Company has a receivable at December 31, 1998 and 1997 of approximately $29,983 and $31,500 from one reinsurer; however, the funds supporting the receivable are escrowed in a separate trust account for the benefit of the Company by

            UNITED LIFE & ANNUITY INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)



9. Reinsurance (Continued)

the reinsurer. The following table reflects the effect of reinsurance agreements on premiums and the amounts earned for the periods indicated.

                                                                                                     Historical
                                                                                                      basis of
                                                             Purchase basis of accounting            accounting
                                                     --------------------------------------------  -------------
                                                                                       Period          Period
                                                                                        from            from
                                                       Year ended     Year ended     July 24 to      January 1,
                                                       December 31    December 31,   December 31,   to July 23,
                                                          1998           1997           1996            1996
                                                     -------------   -------------  -------------  -------------
   Direct premiums.................................  $       4,274   $       5,022  $       2,704  $       3,148
   Reinsurance assumed.............................          1,308           1,927          1,214          1,461
   Reinsurance ceded...............................         (1,405)         (1,218)          (435)          (877)
                                                     -------------   -------------  -------------  -------------
     Net insurance premiums........................  $       4,177   $       5,731  $       3,483  $       3,732
                                                     =============   =============  =============  =============
   Policyholder benefits ceded.....................  $       3,372   $       3,656  $         819  $       1,039
                                                     =============   =============  =============  =============

10. Retirement and Profit Sharing Plans

Eligible employees may elect to participate in PennCorp's defined contribution 401(k) retirement plan ("PennCorp Plan"). Employees are eligible to participate in the plan after six months of employment in which they are credited with 500 hours of service. Participants may contribute from 1 to 15% of pre-tax compensation and/or from 1 to 10% of after tax compensation. The Company matches each pay-period, 50% of participants' pre-tax contributions up to 6% of the participants' compensation. If approved by the board of directors, the Company may make a discretionary profit sharing contribution annually on behalf of employees eligible to participate in the plan based on their compensation for the prior plan year. Employee contributions are fully vested at all times. The employer matching contributions made for employees who participated in the PennCorp Plan prior to January 1, 1998 vest at the rate of 50% per calendar year of service. The employer matching contributions made for all other participants and the employer discretionary contribution vests at the rate of 20% per year of service. All participants are fully vested at death, disability or attainment of age 65. The assets of each account are invested at the direction of the participant. Eleven funds with various investment objectives are available to the participants. Distributions are normally made in a lump sum. Participants of the PennCorp Plan prior to January 1, 1998 may elect to receive an annuity in various forms of payment. The Company's portion of expenses related to this plan for the years ended December 31, 1998 and 1997 and the period from July 24, 1996 to December 31, 1996, were $300, $382 and $254, respectively, compared to costs associated with employee benefit plans of the Company's former parent of $185 for the period from January 1, 1996 to July 23, 1996.

11. Related Party Transactions

In conjunction with the acquisition of the Company by PLAIC during 1996, KB Management, LLC ("KB Management"), an affiliate, accrued transaction fees of $2,500 during 1996.

Immediately after the closing of the sale, the Company received $57,258 in cash from PLAIC as replacement for assets distributed to its former parent in conjunction with the sale of the Company. (See note 3 to Notes to Consolidated Financial Statements.)

The Company has an Advisory and Management Service Agreement with KB Management which was amended effective January 2, 1998. The Company incurred fees totaling $1,291 and $1,000 during 1998 and 1997. For the period from July 24, 1996 through December 31, 1996, the accompanying financial statements include $400 for such fees.

            UNITED LIFE & ANNUITY INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)



11. Related Party Transactions (Continued)

KB Management also provides investment management consulting services to the Company for a fee based upon the average dollar amount of the related investments. For the years ended December 31, 1998 and 1997 and the period from July 24, 1996 to December 31, 1996, the Company incurred $2,136, $2,300 and $600, respectively, related to such services.

Beginning in 1998, the Company is party to a management and services agreement with Southwestern Financial Services Corporation ("SFSC"), an affiliate. SFSC provides administrative, management, investment, personnel, data processing, facilities and certain other services for the Company and other affiliates and certain other unrelated parties. Under the management and service agreement with SFSC, the Company paid fees for personnel, data processing, and other services equal to the cost of such services to SFSC. The Company incurred $3,235 in fees in accordance with the agreement in 1998.

Effective March 24, 1998, the Company acquired all of the common stock of Marketing One from affiliates who are also indirect wholly-owned subsidiaries of PennCorp. The Company acquired Marketing One for cash and securities with a book value of $10,986 and fair value of $11,307. The difference between the book value of Marketing One and the book value of the consideration of $321 is recorded as a deemed capital contribution.

The Company, through Marketing One, provides certain services to SFSC, for which Marketing One is reimbursed. Marketing One received $89 for such services during 1998.

UC Mortgage Corporation ("UC Mortgage"), an affiliate, services commercial loans for the Company for a fee of three-eights of one percent of the principal balances. For the years ended December 31, 1998 and 1997 and the period from July 24, 1996 to December 31, 1996, the Company paid UC Mortgage $792, $830 and 400, respectively, for mortgage servicing fees. In addition, the Company provides employees to UC Mortgage and is reimbursed for salary and salary related expenses for those employees. The total amount of reimbursed employee expenses for the years ended December 31, 1998 and 1997 and the period from July 24, 1996 to December 31, 1996, were $612, $646 and $300, respectively. As of December 31, 1998 and 1997, UC Lending serviced loans owned by the Company having aggregate unpaid principal balances of approximately $23,809 and $34,600, respectively. The Company paid servicing fees relative to these loans of approximately $-- and $500 for the periods from July 24, 1996 to December 31, 1996 and January 1, 1996 to July 23, 1996.

In connection with the sale of ULA to PLAIC in 1996, ULA entered into an agreement with UC Lending to purchase up to $300,000 of qualifying residential home equity mortgage loans originated or purchased and underwritten by UC Lending (see note 4 of Notes to Consolidated Financial Statements.) These loans are usually held three to six months until resold to UC Lending for sale by UC Lending in loan securitizations. The agreement also had a sublimit of $150,000 for loans that are not eligible for securitization by UC Lending. In addition, under an agreement UC Lending is obligated to repurchase these home equity loans previously sold to the Company at the time of foreclosure. At December 31, 1998 and 1997, $23,173 and $33,600, respectively, of home equity loans originated by UC Lending were owned by the Company. During the periods from July 24, 1996 to December 31, 1996 and January 1, 1996 to July 23, 1996, the Company purchased home equity loans for approximately $75,200 and $656,000, respectively, from UC Lending. Sales of these home equity loans to UC Lending by the Company were $--, $6,600, $51,400 and $679,200 for the years ended December 31, 1998 and 1997 and the period from July 24, 1996 to December 31, 1996 and January 1, 1996 to July 24, 1996, respectively. No gain or loss was recorded by the Company in these transactions. In March 1999, UC Financial and UC Lending filed voluntary petitions for relief under the Chapter 11 of the United States Bankruptcy Code (see Note 15 of Notes to Consolidated Financial Statements). Under the terms of the sale agreement, a material adverse change in the financial position of UC Financial relieves the Company of its obligation to purchase loans. Currently, the Company has no intent to fund additional amounts.

The Company formerly leased home office space to UC Financial and other former affiliates. Rent income attributable to these affiliates was approximately $1,000 for the period from January 1, 1996 to July 23, 1996. The Company was allocated certain costs from UC Financial and its affiliates under a cost sharing agreement during the period from January 1, 1996 to July 23, 1996 totaling $2,100.

United Companies Realty & Development Co., Inc. ("UCRD"), a former affiliate, managed the home office buildings leased by the Company to UC Financial and other third party tenants under a real estate management contract for the period from

            UNITED LIFE & ANNUITY INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)



11. Related Party Transactions (Continued)

January 1, 1996 to July 23, 1996. The Company paid approximately $200 to UCRD in management fees for the period January 1, 1996 to July 23, 1996.

The Company, through Marketing One, owns preferred stock issued by an affiliate, Southwestern Financial Corporation. Such stock had a value of $6,081, $5,509 and $4,991 at December 31, 1998, 1997 and 1996, respectively, after reflecting dividend accretion of $572, $518 and $491 during 1998, 1997 and 1996, respectively.

During 1998, the Company acquired from an affiliate a promissory note issued by American Amicable Holdings, an affiliate, with a principal value of $7,665. The principal of the affiliated note acquired exceeded the book value of the cash and securities paid to acquire the note by $214. The excess was recorded as a deemed capital contribution. The Company recognized investment income of $639 on this note during 1998.

12. Other Commitments and Contingencies

The Company and its subsidiaries are obligated under operating leases. Rent expense under operating leases was $1,019, $500 and $600 in 1998, 1997 and 1996, respectively. During 1998, ULA relocated its operations from Louisiana to Texas and canceled most of its leases. Future minimum lease payments under noncancelable operating leases of Marketing One and the remaining leases of ULA as of December 31, 1998 are as follows:


         1999............................................  $       830
         2000............................................          707
         2001............................................          903
         2002............................................           20
                                                           -----------
                                                           $     2,460
                                                           ===========

Certain lawsuits have been brought against the Company in the normal course of business involving the settlement of various matters and seeking compensatory and in some cases punitive damages. Management believes that the ultimate settlement of all such litigation will not have a material adverse effect on the Company's consolidated financial position or results of operation.

Life insurance companies are required to be members of various state insurance guaranty associations in order to conduct business in those states. These associations have the authority to assess member companies in the event that an insurance company conducting business in that state is unable to meet its policyholder obligations. In some states, these assessments can be partially recovered through a reduction in future premium taxes. The Company paid assessments in 1998, 1997 and 1996 of $314 and $1,200 and $1,000, respectively. Based on information currently available, the insurance subsidiaries have accrued $1,705 at December 31, 1998 for future assessments, net of future premium tax reductions.

Many computer and software programs were designed to accommodate only two digit fields to represent a given year (e.g. "98" represents 1998). It is highly likely that such systems will not be able to accurately process data containing date information for the year 2000 and beyond. The Company is highly reliant upon computer systems and software as are many of the businesses with which the Company interacts. The Company's ability to service its policyholders and agents is dependent upon accurate and timely transaction processing. Transaction processing in turn is dependent upon the Company's highly complex interdependent computer hardware, software, telecommunications and desktop applications. The inability of the Company or any of its integral business partners to complete year 2000 remediation efforts associated with these highly complex and interdependent systems could lead to a significant business interruption. Such an interruption could result in a decline in current and long-term profitability and business franchise value.

Although the Company believes that they will be sufficiently compliant and that the year 2000 issue should not cause a material disruption in the Company's business, there can be no assurance that there will not be material disruptions to the Company's business or an increase in the cost of the Company doing business. Although the Company believes that the year

            UNITED LIFE & ANNUITY INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)



12. Other Commitments and Contingencies (Continued)

2000 issues should not cause a material disruption in the Company's business, the Company has developed various contingency plans associated with remediation tasks which the Company believes are at a higher risk for potential failure.

13. Financial Instruments

The following is a summary of the carrying value and fair value of the Company's financial instruments at December 31, 1998 and 1997:

                                                                        1998                      1997
                                                              ------------------------  ------------------------
                                                                Carrying       Fair        Carrying     Fair
                                                                 Value         Value        Value       Value
                                                              -----------  -----------  -----------  -----------
Assets:
   Short-term investments...................................  $    21,342  $    21,342  $    22,804  $    22,804
   Fixed maturities.........................................      955,449      955,449    1,106,961    1,106,961
   Equity securities........................................          362          362            5            5
   Mortgage loans...........................................      212,503      225,812      227,755      234,927
   Policy loans.............................................       22,168       22,168       22,585       22,585
   Investment in limited partnerships.......................       14,081       14,081       16,026       16,026
   Other investments........................................           --           --          145          145
Liabilities:
   Annuity reserves.........................................    1,087,269    1,015,732    1,203,549    1,153,765
   Bank overdrafts..........................................        2,430        2,430        1,863        1,863

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

         Cash, Bank Overdrafts and Short-term Investments: The carrying value of these investments approximates their fair value due to the short-term maturity of these instruments.

         Fixed Maturities Available for Sale: Fair values for fixed maturities available for sale are based on quoted market prices, where available. For fixed maturities not actively traded, fair values are estimated using values obtained from independent pricing services or are estimated based on expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. The fair values for equity securities are based on quoted market prices.

         Mortgage Loans: The fair values for mortgage loans are estimated using discounted cash flow analyses, based on interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

         Policy Loans: Policy loans are an integral part of life insurance policies which the Company has in force and, in the Company's opinion, cannot be valued separately. These loans typically carry an interest rate that is tied to the crediting rate applied to the related policy and contract reserves.

         Investment in Limited Partnerships: Carrying value of investment in limited partnerships represents the underlying equity of the limited partnerships or joint ventures at their cost which approximates fair value.

         Other Investments: Fair value of other investments approximated their fair value. These are evaluated periodically.

         Annuity Reserves: The Company's annuity contracts generally do not have a defined maturity and are considered as deposits under SFAS No. 97. SFAS No. 107 states that the fair value to be disclosed for deposit liabilities with no

            UNITED LIFE & ANNUITY INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)



13. Financial Instruments (Continued)

         defined maturities is the amount payable on demand at the reporting date. Accordingly, the Company has estimated the fair value of its annuity reserves as the cash surrender value of these contracts.

14. Quarterly Financial Data

Summarized quarterly financial data is as follows (unaudited):

                                                                   Purchase basis of accounting
                                                                        Three Months Ended
                                                 December 31      September 30        June 30          March 31
                                               ---------------  ----------------  ---------------  ---------------
1998:
   Total revenues............................    $    26,873      $    33,672       $    32,574      $    32,681
   Income (loss) before income taxes.........         (3,270)           3,898             6,057            4,449
   Net income (loss).........................         (2,538)           2,302             3,758            2,800

The  Company's  fourth  quarter 1998  reported  loss  primarily  resulted from a
reserve  of  $5,000  established  on  a  non-performing   residential   mortgage
portfolio.

                                                                   Purchase basis of accounting
                                                                        Three Months Ended
                                                 December 31      September 30        June 30          March 31
                                               ---------------  ----------------  ---------------  ---------------
1997:
   Total revenues...........................     $    35,090      $    35,180       $    35,340      $    36,869
   Income before income taxes...............           7,835            4,596             5,703            4,611
   Net income...............................           4,006            2,912             3,750            2,955

15. Subsequent Events

On February 21, 1999, PennCorp and PLAIC signed a definitive agreement to sell ULA, United Variable Services, Inc, Cyberlink Development, Inc. and certain assets of Marketing One to ING America Insurance Holding, Inc. ("ING"). The sale agreement provides that certain assets would be sold or transferred to PLAIC as dividends prior to closing including the common stocks of Marketing One and United Variable Services, Inc. totaling $10,086, investment in affiliated bonds of $7,665, cash of $2,052 and certain residential mortgages of approximately $9,600. Consummation of the sale to ING and related transactions are subject to regulatory approvals and other material closing conditions. No adjustments have been made to these financial statements with respect to the sales agreement.

Effective March 25, 1999, the Company reacquired the underlying mortgages of REMIC Series 90-1. This transaction did not result in a realized gain or loss.

                                                                    SCHEDULE III
UNITED LIFE & ANNUITY INSURANCE COMPANY AND SUBSIDIARIES
Supplementary Insurance Information
(In thousands)

                                                                                                     Deferred Policy
                                                                                                       Acquisition
                                                                                                          Cost
                         Deferred                                                                      Amortization
                          Policy       Future                                    Net       Benefits,    and Other
                        Acquisition    Policy      Unearned       Premium    Investment     Claims      Operating
                           Costs     Benefits(1)   Premiums      Revenues(2)   Income    Losses, Etc.   Expenses
                           -----     -----------   --------      -----------   ------    ------------   --------
Purchase basis of
   accounting:
Year ended December 31,
   1998..............   $    26,438  $ 1,190,973  $       110  $    4,177   $   100,018  $     8,401   $    31,959
Year ended December 31,
   1997..............        13,671    1,312,876          132       5,731       111,536        7,149        28,525
Period from July 24
   through December 31,
   1996..............         4,187    1,443,964          275       3,483        50,666        3,836        25,170

Historical basis of
   accounting:
Period from January 1
   through July 23, 1996     85,801    1,465,012        1,074       3,732        66,421        5,967        19,452

NOTES:

(1) Includes accumulated fund values on annuity and interest sensitive products.
(2) Excludes premiums on annuity and interest sensitive products which are accounted for as deposits.

                                                                     SCHEDULE IV
UNITED LIFE & ANNUITY INSURANCE COMPANY AND SUBSIDIARIES
Reinsurance
(In thousands)

                                                                                                       Percentage
                                                                 Ceded to      Assumed                  of Amount
                                                    Direct         Other     From Other       Net      Assumed to
                                                    Amount       Companies    Companies     Amount     Net Amount
                                                    ------       ---------    ---------     ------     ----------
Year ended December 31, 1998
Life insurance in force at end of period........  $   367,132  $   108,302  $   642,836  $   901,668      71.3%
                                                  ===========  ===========  ===========  ===========
Premiums
   Life insurance...............................        4,027        1,405        1,308        3,930      33.3%
   Accident and health insurance................          247           --           --          247        --
                                                  -----------  -----------  -----------  -----------
     Total premiums.............................  $     4,274  $     1,405  $     1,308  $     4,177      31.3%
                                                  ===========  ===========  ===========  ===========

Year ended December 31, 1997
Life insurance in force at end of period........  $   410,606  $   116,672  $   732,253  $ 1,026,187      71.4%
                                                  ===========  ===========  ===========  ===========
Premiums
   Life insurance...............................        4,624        1,195        1,927        5,356      36.0
   Accident and health insurance................          398           23           --          375        --
                                                  -----------  -----------  -----------  -----------
     Total premiums.............................  $     5,022  $     1,218  $     1,927  $     5,731      33.6
                                                  ===========  ===========  ===========  ===========

Period from July 24, 1996 to December 31, 1996
Life insurance in force Premiums
   Life insurance...............................        2,496          481        1,214        3,229      37.6
   Accident and health insurance................          208          (46)          --          254        --
                                                  -----------  -----------  -----------  -----------
     Total premiums.............................  $     2,704  $       435  $     1,214  $     3,483      34.9
                                                  ===========  ===========  ===========  ===========

Period from January 1, 1996 to July 23, 1996
Life insurance in force at end of period........  $   499,292  $   141,816  $   992,672  $ 1,350,148      73.5
                                                  ===========  ===========  ===========  ===========
Premiums
   Life insurance...............................        2,719          925        1,461        3,255      26.9
   Accident and health insurance................          429          (48)          --          477        --
                                                  -----------  -----------  -----------  -----------
     Total premiums.............................  $     3,148  $       877  $     1,461  $     3,732      23.5
                                                  ===========  ===========  ===========  ===========

                                                                      SCHEDULE V
UNITED LIFE & ANNUITY INSURANCE COMPANY AND SUBSIDIARIES
Valuation and Qualifying Accounts
(In thousands)

                                                  Balance at    Charged to   Charged to                  Balance
                                                   Beginning     Costs and      Other                    at end
                                                   of Period     Expenses    Accounts(1) Deductions(2) of Period(3)
                                                   ---------     --------    ----------- ------------- ------------
Purchase basis of accounting:
Year ended December 31, 1998
Allowance for loan losses.......................  $     3,923  $     5,000  $        --  $        72   $     8,851
Allowance for real estate losses................           --           --           --           --            --
Allowance for bond losses.......................           --           --           --           --            --
Unearned loan charges...........................        1,569           --           --            5         1,564
                                                  -----------  -----------  -----------  -----------   -----------
   Total........................................  $     5,492  $     5,000  $        --  $        77   $    10,415
                                                  ===========  ===========  ===========  ===========   ===========

Year ended December 31, 1997
Allowance for loan losses.......................  $     4,211  $       (12) $        --  $       276   $     3,923
Allowance for real estate losses................           --           --           --           --            --
Allowance for bond losses.......................          189           --           --          189            --
Unearned loan charges...........................        2,072           --           --          503         1,569
                                                  -----------  -----------  -----------  -----------   -----------
   Total........................................  $     6,472  $       (12) $        --  $       968   $     5,492
                                                  ===========  ===========  ===========  ===========   ===========

Period from July 24, 1996 to
December 31, 1996 (Restated)
Allowance for loan losses.......................  $     4,211  $        --  $        --  $        --   $     4,211
Allowance for real estate losses................           --           --           --           --            --
Allowance for bond losses.......................          189           --           --           --           189
Unearned loan charges...........................        2,021           --           --          (51)        2,072
                                                  -----------  -----------  -----------  -----------   -----------
   Total........................................  $     6,421  $        --  $        --  $       (51)  $     6,472
                                                  ===========  ===========  ===========  ===========   ===========

Historical basis of accounting:
Period from January 1, 1996 to July 23, 1996
Allowance for loan losses.......................  $     2,117  $       478  $        --  $       771   $     1,824
Allowance for real estate losses................        3,987       (1,098)          --        2,889            --
Allowance for bond losses.......................          666          884           --        1,361           189
Unearned loan charges...........................          301           --           --           17           284
                                                  -----------  -----------  -----------  -----------   -----------
   Total........................................  $     7,071  $       264  $        --  $     5,038   $     2,297
                                                  ===========  ===========  ===========  ===========   ===========

NOTES:

(1) Represents the approximate amount of unearned loan charges on installment loans originated during the period.

(2) Represents loans and bonds charged off and loan charges earned during the period.

(3) All of the above are deducted in the balance sheet from the asset to which they apply.

                                     PART C
                                OTHER INFORMATION


ITEM  24.    FINANCIAL  STATEMENTS  AND  EXHIBITS

A.    FINANCIAL  STATEMENTS

The financial statements of the Separate Account and the Company are included in Part B hereof.

B.          EXHIBITS

     1. Resolution of Board of Directors of the Company authorizing the establishment of the Separate Account.*

     2.    Not  Applicable.

     3.    Form  of  Principal  Underwriters  Agreement.*

     4.    (i)   Individual  Fixed and Variable Deferred Annuity Contract.*
           (ii)  Allocated  Fixed  and  Variable  Group  Annuity  Contract.*
           (iii) Allocated  Fixed  and  Variable  Group  Annuity  Certificate.*
           (iv)  Death  Benefit  Endorsement.*

     5.    Application  Form.*

     6.    (i)   Copy  of  Articles  of  Incorporation  of  the  Company.*
           (ii)  Copy  of  the  Bylaws  of  the  Company.*

     7.    Not  Applicable.

     8.    Form  of  Fund Participation Agreements.***

     9.    Opinion  and  Consent  of  Counsel.

    10.    Consents  of  Independent  Auditors.

    11.    Not  Applicable.

    12.    Not  Applicable.

    13.   Calculation of Performance Information

    14.    Not  Applicable.

    15.    Company  Organizational  Chart.**

    27.    Not  Applicable.

     * Incorporated by reference to Post-Effective Amendment No. 2 to Form N-4 as electronically filed on February 28, 1997.

    ** Incorporated by reference to Post-Effective Amendment No. 3 to Form N-4 as electronically filed on April 30, 1997.

   *** Incorporated by reference to Post-Effective Amendment No. 5 to Form N-4 (File No. 33-91362) as electronically filed on May 1, 1998.

ITEM  25.    DIRECTORS  AND  OFFICERS  OF  THE  DEPOSITOR

The following are the Executive Officers and Directors of the Company who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts:

Name and Principal          Position and Offices
  Business Address*         with Depositor
--------------------------  ----------------------------------------------
Joel S. Kaplan              President and Director

John C. Bower               Chief Executive Officer, Chairman of the Board and
                            Director


David B. Montgomery         Executive Vice President, Chief Actuary and Director

William P. Martina          Executive Vice President and National Sales Director

Peter R. Nipoli             Senior Vice President - Portland Operations

W. Hubert Mathis            Senior Vice President - Human Resources and
                            Corporate Services

David B. Little             Senior Vice President and Chief Information Officer

David A Leonard             Senior Vice President, General Counsel and
                            Secretary

Jennie L. Ayers             Senior Vice President-Client Services

Boyd K. Herndon             Vice President, Associate General Counsel and
                            Assistant Secretary

Betty M. Jobson             Vice President - Investments and Treasurer

Richard P. Pimsner          Vice President and Assistant Treasurer

David A. Commons            Vice President - Financial Reporting and
                            Assistant Treasurer

Stephen A. Aman             Vice President - Planning and Budgeting

David D. Boone              Vice President - Corporate Tax

Mary M. Wilson              Vice President - Product Development

David Tovson                Vice President - Financial Actuary

Brian R. Lauria             Vice President - Regional Sales Director

John R. McBride             Vice President - Corporate Planning and
                            New Market Development

Kimberly J. Spathas         Vice President - National Marketing Director

James P. McDermott          Director

Scott D. Silverman          Director

* The Principal business address for all officers and directors listed above is 717 North Harwood Street, Dallas, TX 75201.



ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Company organizational chart was included as Exhibit 15 in Post- Effective Amendment No. 3 and is incorporated herein by reference.

ITEM  27.    NUMBER  OF  CONTRACT  OWNERS

As of February 8, 1999, there were 1,221 Non-Qualified Contract Owners and 1,448 Qualified Contract Owners.

ITEM  28.    INDEMNIFICATION

The Bylaws (Article VII) of the Company provide, in part, that:

This company may indemnify any person who was or is a party or is threatened to be made a party to any action, suit or proceeding, whether civil, criminal, administrative or investigative (including any action by or in the right of the corporation) by reason of the fact that he is or was a director, officer, employee or agent of the company, or is or was serving at the request of the company as a director, officer, employee or agent of another business, foreign or non-profit corporation, partnership, joint venture or other enterprise, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred in connection with the defense or settlement of such action and no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the corporation unless, and only to the extent, that the court shall determine upon application that, despite the adjudication of liability that in view of all the circumstances of the case, he is fairly and reasonably entitled to indemnity plus such expenses which the court shall deem proper. The termination of any action, suit or proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner in which he reasonably believed to be in or not opposed to the best interest of the Company, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was unlawful.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM  29.    PRINCIPAL  UNDERWRITERS

(a)      Not  Applicable.

(b) United Variable Services, Inc. is the principal underwriter for the Contracts. The following persons are the officers and directors of United Variable Services, Inc. The principal business address for each officer and director of United Variable Services, Inc. 851 S.W. Sixth Avenue, Suite 800, Portland, OR 97204

(b)  Name and Principal    Positions and Offices
      Business Address     with Underwriter
     --------------------  --------------------------------------

     Joel S. Kaplan         President, Chief Executive Officer and Director

     Peter E. Nipoti        Executive Vice President, Chief Operating
                            Officer and Director

     Leslie E. Andre        Vice President and Director of Compliance

     James R. Hilliker      Vice President, Operations

     Douglas M. Temple      Vice President, Accounting, Treasury, Secretary



(c)      Not  Applicable.

ITEM  30.    LOCATION  OF  ACCOUNTS  AND  RECORDS

Richard P. Pimsner, whose address is 717 N. Harwood Street, Dallas, TX 75201-6538, maintains physical possession of the accounts, books or documents of the Separate Account required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

ITEM  31.      MANAGEMENT  SERVICES

Not  Applicable.

ITEM  32.      UNDERTAKINGS

     a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

     b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

     d. United Life & Annuity Insurance Company ("Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

                                 REPRESENTATIONS

The Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

     1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

     2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

     3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

     4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.


                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Portland and State of Oregon on this 12th day of April, 1999.

                                 UNITED LIFE & ANNUITY SEPARATE ACCOUNT ONE
                                 ------------------------------------------
                                 Registrant

                            By:  UNITED LIFE & ANNUITY INSURANCE COMPANY
                                 ---------------------------------------


                            By:  /S/ JOEL S. KAPLAN
                                 ---------------------------------------
                                 Joel S. Kaplan, President

                            By:  UNITED LIFE & ANNUITY INSURANCE COMPANY
                                 ---------------------------------------
                                 Depositor


                            By:  /S/ JOEL S. KAPLAN
                                ---------------------------------------
                                 Joel S. Kaplan, President


As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


SIGNATURE                                                                  DATE

/S/JOHN  C. BOWER          Chief Executive Officer, Chairman of the       4/12/99
-------------------------  Board and Director                            -----------
John C. Bower

/S/ JOEL S. KAPLAN                                                        4/12/99
------------------------   President and Director                         -----------
Joel S. Kaplan

/S/ JAMES P. MCDERMOTT                                                    4/12/99
------------------------   Director                                       -----------
James P. McDermott

/S/ DAVID B. MONTGOMERY                                                    4/12/99
------------------------   Executive Vice President, Chief Actuary and    -----------
David. B. Montgomery       Director


------------------------   Director                                       -----------
Scott D. Silverman

/S/ RICHARD P. PIMSNER     Vice President and Assistant Treasurer          4/12/99
------------------------                                                  ------------
Richard P. Pimsner



                          POST-EFFECTIVE AMENDMENT NO. 6 TO FORM N-4
                                     INDEX TO EXHIBITS


EX-99.B9   Opinion and Consent of Counsel
EX-99.B10  Consents of Independent Auditors
EX-99.B13  Calculation of Performance Information